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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100. Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Global Bond Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution 2055 Portfolio
ING Index Solution Income Portfolio
ING Invesco Van Kampen Comstock Portfolio
ING Invesco Van Kampen Equity and Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Oppenheimer Global Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution 2055 Portfolio
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 8.6%
33,700	@	American Axle & Manufacturing Holdings, Inc.	$257,131	0.1
8,400		American Eagle Outfitters	98,448	0.1
684	@	Arctic Cat, Inc.	9,911	0.0
9,100	@	Bally Technologies, Inc.	245,518	0.1
13,700		Best Buy Co., Inc.	319,210	0.2
9,000	@	Big Lots, Inc.	313,470	0.2
7,000		Bob Evans Farms, Inc.	199,640	0.1
8,000	@	Cabela’s, Inc.	163,920	0.1
47,500		CEC Entertainment, Inc.	1,352,325	0.8
7,900	@	Collective Brands, Inc.	102,384	0.1
5,500		Columbia Sportswear Co.	255,200	0.1
22,900		Cooper Tire & Rubber Co.	249,381	0.1
3,200	@	Core-Mark Holding Co., Inc.	98,016	0.0
9,500		CSS Industries, Inc.	158,460	0.1
14,900	@	Culp, Inc.	125,905	0.1
20,800	@	Dana Holding Corp.	218,400	0.1
11,300		Destination Maternity Corp.	145,431	0.1
33,700	@, L	Entercom Communications Corp.	176,925	0.1
106,400	@	Entravision Communications Corp.	108,528	0.1
38,700	@	EW Scripps Co.	270,900	0.1
6,400		Finish Line	127,936	0.1
12,300		Fred’s, Inc.	131,118	0.1
18,200		Gannett Co., Inc.	173,446	0.1
2,800	@	Genesco, Inc.	144,284	0.1
16,100		Harte-Hanks, Inc.	136,528	0.1
3,000		Helen of Troy Ltd.	75,360	0.0
17,017		International Speedway Corp.	388,668	0.2
5,800	@	Jack in the Box, Inc.	115,536	0.1
58,100	@	Lin TV Corp.	126,658	0.1
11,600		Lithia Motors, Inc.	166,808	0.1
117,500		Lowe’s Cos., Inc.	2,272,450	1.3
4,900	L	MDC Holdings, Inc.	83,006	0.0
4,800		Men’s Wearhouse, Inc.	125,184	0.1
14,000		Omnicom Group	515,760	0.3
12,400		Penske Auto Group, Inc.	198,400	0.1
13,800		PEP Boys-Manny Moe & Jack	136,206	0.1
26,600		RadioShack Corp.	309,092	0.2
4,900		Rent-A-Center, Inc.	134,505	0.1
16,988		Speedway Motorsports, Inc.	205,215	0.1
7,000		Stage Stores, Inc.	97,090	0.0
11,300		Standard Motor Products, Inc.	146,561	0.1
96,000		Staples, Inc.	1,276,800	0.7
6,900		Target Corp.	338,376	0.2
15,900		Thor Industries, Inc.	352,185	0.2
3,500		Vail Resorts, Inc.	132,265	0.1
27,300		Whirlpool Corp.	1,362,543	0.8
10,500		Williams-Sonoma, Inc.	323,295	0.2
18,800	@	WMS Industries, Inc.	330,692	0.2
7,782		Wolverine World Wide, Inc.	258,752	0.1
			15,053,822	8.6
		Consumer Staples: 7.1%
14,100		Clorox Co.	935,253	0.5
30,700		CVS Caremark Corp.	1,030,906	0.6
10,500	@	Dole Food Co., Inc.	105,000	0.1
27,600		Dr Pepper Snapple Group, Inc.	1,070,328	0.6
23,300		General Mills, Inc.	896,351	0.5
3,300		HJ Heinz Co.	166,584	0.1
4,108		Inter Parfums, Inc.	63,469	0.0
5,600		J&J Snack Foods Corp.	269,080	0.2
19,900		Kellogg Co.	1,058,481	0.6
25,423		Kimberly-Clark Corp.	1,805,287	1.0
1,600		Nu Skin Enterprises, Inc.	64,832	0.0
8,700	@	Prestige Brands Holdings, Inc.	78,735	0.0
34,000	@	Primo Water Corp.	191,760	0.1
27,100	@	Ralcorp Holdings, Inc.	2,078,841	1.2
2,600		Ruddick Corp.	101,374	0.1
8,500		Snyders-Lance, Inc.	177,225	0.1
59,400		Sysco Corp.	1,538,460	0.9
4,100	@	TreeHouse Foods, Inc.	253,544	0.1
2,700		Universal Corp.	96,822	0.1
6,400		Village Super Market	153,216	0.1
11,200		Weis Markets, Inc.	415,072	0.2
			12,550,620	7.1
		Energy: 5.4%
2,700	@	Bill Barrett Corp.	97,848	0.1
2,800	L	BP Prudhoe Bay Royalty Trust	294,980	0.2
5,300		Bristow Group, Inc.	224,879	0.1
47,600	@	Cal Dive International, Inc.	90,916	0.0
12,000	@, L	Comstock Resources, Inc.	185,520	0.1
11,100		Devon Energy Corp.	615,384	0.3
13,397		EQT Corp.	714,864	0.4
8,500	@	Forest Oil Corp.	122,400	0.1
7,100	@	Helix Energy Solutions Group, Inc.	93,010	0.0
4,800		Hugoton Royalty Trust	102,000	0.1
68,400		Imperial Oil Ltd.	2,456,891	1.4
28,800		Murphy Oil Corp.	1,271,808	0.7
8,800	L	Nordic American Tanker Shipping	124,080	0.1
8,500	L	Overseas Shipholding Group, Inc.	116,790	0.1
23,900	@	Patriot Coal Corp.	202,194	0.1
8,600		Peabody Energy Corp.	291,368	0.2
46,100		Penn Virginia Corp.	256,777	0.1
6,000	@	Petroleum Development Corp.	116,340	0.1
7,100	@	SandRidge Permian Trust	119,635	0.1
9,660		Spectra Energy Partners L.P.	272,509	0.2
9,900	@	Swift Energy Co.	240,966	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
36,600	@	Tetra Technologies, Inc.	$282,552	0.2
2,100		Tidewater, Inc.	88,305	0.0
29,300		Ultra Petroleum Corp.	812,196	0.5
6,000	@	Unit Corp.	221,520	0.1
			9,415,732	5.4
		Financials: 25.7%
12,200		ACE Ltd.	739,320	0.4
53,000		Allstate Corp.	1,255,570	0.7
14,300		Alterra Capital Holdings Ltd.	271,271	0.1
5,200		American Campus Communities, Inc.	193,492	0.1
11,900		American Equity Investment Life Holding Co.	104,125	0.1
8,600		American National Bankshares, Inc.	155,660	0.1
20,800		AON Corp.	873,184	0.5
44,000		Apollo Investment Corp.	330,880	0.2
27,200		Arthur J. Gallagher & Co.	715,360	0.4
17,300		Artio Global Investors, Inc.	137,708	0.1
23,300		Aspen Insurance Holdings Ltd.	536,832	0.3
13,600		Associated Estates Realty Corp.	210,256	0.1
10,000		Baldwin & Lyons, Inc.	213,700	0.1
22,200		BankUnited, Inc.	460,872	0.3
8,600		BioMed Realty Trust, Inc.	142,502	0.1
13,400	L	BlackRock Kelso Capital Corp.	97,820	0.0
9,700		BOK Financial Corp.	454,833	0.3
28,400		Boston Private Financial Holdings, Inc.	166,992	0.1
18,300		Brookline Bancorp., Inc.	141,093	0.1
15,549		Campus Crest Communities, Inc.	169,173	0.1
143,861		Capitol Federal Financial, Inc.	1,519,172	0.9
10,400		CBL & Associates Properties, Inc.	118,144	0.1
102,900		Chimera Investment Corp.	285,033	0.2
9,200		Chubb Corp.	551,908	0.3
4,500		City National Corp.	169,920	0.1
63,036		Comerica, Inc.	1,447,937	0.8
31,501		Commerce Bancshares, Inc.	1,094,660	0.6
8,700		CommonWealth REIT	165,039	0.1
4,600		Community Bank System, Inc.	104,374	0.1
14,100		Compass Diversified Trust	171,738	0.1
11,100		CreXus Investment Corp.	98,568	0.0
15,400		Cullen/Frost Bankers, Inc.	706,244	0.4
14,600		CVB Financial Corp.	112,274	0.1
18,200		DCT Industrial Trust, Inc.	79,898	0.0
19,800		DiamondRock Hospitality Co.	138,402	0.1
13,200		Fifth Street Finance Corp.	123,024	0.1
511		First Financial Holdings, Inc.	2,049	0.0
111,600		First Horizon National Corp.	665,136	0.4
10,200		First Interstate Bancsystem, Inc.	109,242	0.1
2,755		First Midwest Bancorp., Inc.	20,167	0.0
21,200		First Niagara Financial Group, Inc.	193,980	0.1
10,600		First Potomac Realty Trust	132,182	0.1
36,200		FirstMerit Corp.	411,232	0.2
9,500		Flushing Financial Corp.	102,600	0.1
16,200		FNB Corp.	138,834	0.1
6,800		Franklin Resources, Inc.	650,352	0.4
50,500		Fulton Financial Corp.	386,325	0.2
84,735		Government Properties Income Trust	1,822,650	1.0
5,100		Hanover Insurance Group, Inc.	181,050	0.1
5,500		Hatteras Financial Corp.	138,380	0.1
92,189		HCC Insurance Holdings, Inc.	2,493,712	1.4
6,500		Healthcare Realty Trust, Inc.	109,525	0.1
19,668		Hercules Technology Growth Capital, Inc.	167,571	0.1
18,100		Heritage Financial Corp.	199,824	0.1
32,400		Hersha Hospitality Trust	112,104	0.1
4,400		Highwoods Properties, Inc.	124,344	0.1
47,200		Host Hotels & Resorts, Inc.	516,368	0.3
206,600		Hudson City Bancorp., Inc.	1,169,356	0.7
3,700		IBERIABANK Corp.	174,122	0.1
8,500		Inland Real Estate Corp.	62,050	0.0
11,901		Kaiser Federal Financial Group, Inc.	140,432	0.1
4,900		Kilroy Realty Corp.	153,370	0.1
10,500	@	Knight Capital Group, Inc.	127,680	0.1
10,300		Lakeland Financial Corp.	212,798	0.1
7,700		LaSalle Hotel Properties	147,840	0.1
2,900		Mack-Cali Realty Corp.	77,575	0.0
55,476		Marsh & McLennan Cos., Inc.	1,472,333	0.8
25,200		MCG Capital Corp.	99,792	0.0
10,500		Medical Properties Trust, Inc.	93,975	0.0
35,700		MFA Mortgage Investments, Inc.	250,614	0.1
6,800		National Bankshares, Inc.	164,084	0.1
6,800		National Health Investors, Inc.	286,484	0.2
11,100		National Retail Properties, Inc.	298,257	0.2
77,105		Northern Trust Corp.	2,697,133	1.5
21,000		Old National Bancorp.	195,720	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
4,900		Omega Healthcare Investors, Inc.	$78,057	0.0
8,200		Oritani Financial Corp.	105,452	0.1
16,000		Pacific Continental Corp.	113,440	0.1
37,800	@	Park Sterling Corp.	129,276	0.1
22,700	L	PennantPark Investment Corp.	202,484	0.1
114,178		People’s United Financial, Inc.	1,301,629	0.7
60,868		Piedmont Office Realty Trust, Inc.	984,236	0.6
8,400		Platinum Underwriters Holdings Ltd.	258,300	0.1
17,518		Primerica, Inc.	377,688	0.2
3,600		ProAssurance Corp.	259,272	0.1
12,300		Prospect Capital Corp.	103,443	0.1
17,500		Provident Financial Services, Inc.	188,125	0.1
3,800		PS Business Parks, Inc.	188,252	0.1
19,900		RLJ Lodging Trust	254,123	0.1
12,900		Sabra Healthcare REIT, Inc.	123,066	0.1
2,200		Saul Centers, Inc.	74,382	0.0
13,400		State Street Corp.	430,944	0.2
28,000		SunTrust Bank	502,600	0.3
40,885		Symetra Financial Corp.	333,213	0.2
14,600		T. Rowe Price Group, Inc.	697,442	0.4
24,200		TCF Financial Corp.	221,672	0.1
13,000		Torchmark Corp.	453,180	0.3
35,223		Transatlantic Holdings, Inc.	1,709,020	1.0
23,300		Travelers Cos., Inc.	1,135,409	0.6
13,300		Trico Bancshares	163,191	0.1
11,400		Trustmark Corp.	206,910	0.1
15,600		Umpqua Holdings Corp.	137,124	0.1
6,500	L	United Bankshares, Inc.	130,585	0.1
9,800		United Fire & Casualty Co.	173,362	0.1
39,000		UnumProvident Corp.	817,440	0.5
8,600		Urstadt Biddle Properties, Inc.	137,342	0.1
11,500		Waddell & Reed Financial, Inc.	287,615	0.2
10,300		Washington Banking Co.	100,219	0.1
19,100		Washington Federal, Inc.	243,334	0.1
6,400		Washington Real Estate Investment Trust	180,352	0.1
5,600		Webster Financial Corp.	85,680	0.0
13,300		Westamerica Bancorp.	509,656	0.3
38,981		Weyerhaeuser Co.	606,154	0.3
14,200		Winthrop Realty Trust	123,398	0.1
6,400		Wintrust Financial Corp.	165,184	0.1
			45,050,471	25.7
		Health Care: 8.2%
1,700	@	AMERIGROUP Corp.	66,317	0.0
6,800	@	Amsurg Corp.	153,000	0.1
6,300		Assisted Living Concepts, Inc.	79,821	0.0
163,300	@	Boston Scientific Corp.	965,103	0.5
55,651	@	CareFusion Corp.	1,332,841	0.8
4,300	@	Centene Corp.	123,281	0.1
3,600		Chemed Corp.	197,856	0.1
16,100		Cigna Corp.	675,234	0.4
16,400	@	Cutera, Inc.	116,768	0.1
7,400		Eli Lilly & Co.	273,578	0.2
12,900	@	Healthsouth Corp.	192,597	0.1
4,000	@	Healthspring, Inc.	145,840	0.1
23,800	@	Hologic, Inc.	361,998	0.2
6,400		Humana, Inc.	465,472	0.3
5,800	@	ICU Medical, Inc.	213,440	0.1
8,100	@	Impax Laboratories, Inc.	145,071	0.1
52,400	@	LifePoint Hospitals, Inc.	1,919,936	1.1
14,100		Lincare Holdings, Inc.	317,250	0.2
4,200	@	Magellan Health Services, Inc.	202,860	0.1
7,300		Medicis Pharmaceutical Corp.	266,304	0.1
6,900		National Healthcare Corp.	222,870	0.1
12,800		Owens & Minor, Inc.	364,544	0.2
11,500	@	Par Pharmaceutical Cos., Inc.	306,130	0.2
40,200		Patterson Cos., Inc.	1,150,926	0.6
5,000		Pharmaceutical Product Development, Inc.	128,300	0.1
8,400	@	PSS World Medical, Inc.	165,396	0.1
29,486	@	Select Medical Holdings Corp.	196,672	0.1
4,200		US Physical Therapy, Inc.	77,784	0.0
6,000		Utah Medical Products, Inc.	158,100	0.1
21,100	@	VCA Antech, Inc.	337,178	0.2
15,200	@	Viropharma, Inc.	274,664	0.2
25,300		Young Innovations, Inc.	721,050	0.4
40,100	@	Zimmer Holdings, Inc.	2,145,350	1.2
			14,463,531	8.2
		Industrials: 15.4%
4,700		AAR Corp.	78,349	0.0
5,300		Actuant Corp.	104,675	0.1
3,000	@	Alaska Air Group, Inc.	168,870	0.1
2,400	@	Allegiant Travel Co.	113,112	0.1
10,200		Alliant Techsystems, Inc.	556,002	0.3
21,100	@	Altra Holdings, Inc.	244,127	0.1
7,700		American Science & Engineering, Inc.	470,085	0.3
8,300		Apogee Enterprises, Inc.	71,297	0.0
6,300		Applied Industrial Technologies, Inc.	171,108	0.1
3,100		Arkansas Best Corp.	50,065	0.0
7,400		Barnes Group, Inc.	142,450	0.1
36,200		Brady Corp.	956,766	0.5
17,100		Briggs & Stratton Corp.	231,021	0.1
7,800		Brink’s Co.	181,818	0.1
16,300		CDI Corp.	174,084	0.1
4,800	@	Ceradyne, Inc.	129,072	0.1
9,200		Comfort Systems USA, Inc.	76,544	0.0
21,000		Curtiss-Wright Corp.	605,430	0.3
31,200	@	Diana Shipping, Inc.	231,504	0.1
7,600		Douglas Dynamics, Inc.	97,128	0.1
9,200	@	EMCOR Group, Inc.	187,036	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
12,500		Emerson Electric Co.	$516,375	0.3
21,300		Encore Wire Corp.	438,354	0.2
2,000	@	Esterline Technologies Corp.	103,680	0.1
8,000	@	Freightcar America, Inc.	115,280	0.1
46,000		Granite Construction, Inc.	863,420	0.5
20,000		Harsco Corp.	387,800	0.2
14,200		Heartland Express, Inc.	192,552	0.1
13,600		Heidrick & Struggles International, Inc.	223,720	0.1
20,942		Hubbell, Inc.	1,037,467	0.6
11,100	@	Huntington Ingalls Industries, Inc.	270,063	0.1
5,600	@	II-VI, Inc.	98,000	0.1
20,200		Ingersoll-Rand PLC	567,418	0.3
34,300		ITT Corp.	1,440,600	0.8
23,600	@, L	JetBlue Airways Corp.	96,760	0.1
62,434		Kaydon Corp.	1,790,607	1.0
17,800	@	Kforce, Inc.	174,618	0.1
12,000		Lawson Products	162,240	0.1
15,300		LSI Industries, Inc.	95,319	0.1
39,900	@	Metalico, Inc.	155,610	0.1
4,400	@	Moog, Inc.	143,528	0.1
5,400		Mueller Industries, Inc.	208,386	0.1
4,400	L	National Presto Industries, Inc.	382,404	0.2
2,600	@	Old Dominion Freight Line	75,322	0.0
25,400	@	On Assignment, Inc.	179,578	0.1
7,800	@	Orbital Sciences Corp.	99,840	0.1
40,700	@	Oshkosh Truck Corp.	640,618	0.4
27,100	@	Pike Electric Corp.	183,467	0.1
111,912		Republic Services, Inc.	3,140,251	1.8
95,400		Koninklijke Philips Electronics NV	1,711,658	1.0
3,600		Simpson Manufacturing Co., Inc.	89,748	0.0
136,600		Southwest Airlines Co.	1,098,264	0.6
10,100		Stanley Black & Decker, Inc.	495,910	0.3
18,200	@	SYKES Enterprises, Inc.	272,090	0.2
2,700	@	Teledyne Technologies, Inc.	131,922	0.1
38,500	@	Thomas & Betts Corp.	1,536,535	0.9
9,700		Tredegar Corp.	143,851	0.1
1,100		Triumph Group, Inc.	53,614	0.0
35,600		Tyco International Ltd.	1,450,700	0.8
17,900		US Ecology, Inc.	276,913	0.2
19,981		Waste Management, Inc.	650,581	0.4
8,800		Werner Enterprises, Inc.	183,304	0.1
2,900	@	Wesco International, Inc.	97,295	0.1
			27,016,205	15.4
		Information Technology: 8.5%
2,000		Anixter International, Inc.	94,880	0.1
148,500		Applied Materials, Inc.	1,536,975	0.9
10,980		Bel Fuse, Inc.	171,178	0.1
14,200	@	Benchmark Electronics, Inc.	184,742	0.1
8,400	@	Blue Coat Systems, Inc.	116,592	0.1
53,819	@	Booz Allen Hamilton Holding Corp.	800,288	0.5
7,400	@	Cadence Design Systems, Inc.	68,376	0.0
4,200	@	Coherent, Inc.	180,432	0.1
18,300	@	Compuware Corp.	140,178	0.1
4,887	@	Cymer, Inc.	181,699	0.1
16,600		DST Systems, Inc.	727,578	0.4
6,500	@	Electro Scientific Industries, Inc.	77,285	0.0
2,000	@	Electronics for Imaging	26,940	0.0
99,700	@	Emulex Corp.	638,080	0.4
6,500	@	Euronet Worldwide, Inc.	102,310	0.1
16,500	@	Formfactor, Inc.	102,795	0.1
12,300		Harris Corp.	420,291	0.2
18,800		Intersil Corp.	193,452	0.1
6,200	@	JDA Software Group, Inc.	145,328	0.1
6,900	@	Lexmark International, Inc.	186,507	0.1
9,100		Littelfuse, Inc.	365,911	0.2
17,000		Methode Electronics, Inc.	126,310	0.1
4,300		MKS Instruments, Inc.	93,353	0.0
12,900		Molex, Inc.	262,773	0.1
50,500		Molex, Inc.	852,440	0.5
15,000	@	NeuStar, Inc.	377,100	0.2
8,600	@	Novellus Systems, Inc.	234,436	0.1
6,400	@	Oplink Communications, Inc.	96,896	0.1
10,800		Park Electrochemical Corp.	230,796	0.1
14,700		Paychex, Inc.	387,639	0.2
22,600	@	Plexus Corp.	511,212	0.3
30,700	@	QLogic Corp.	389,276	0.2
70,600	@	Quest Software, Inc.	1,121,128	0.6
28,000		Seagate Technology	287,840	0.2
6,300	@	Semtech Corp.	132,930	0.1
31,800	@	Spansion, Inc.	388,596	0.2
14,900	@	Standard Microsystems Corp.	289,060	0.2
5,400	@	Synopsys, Inc.	131,544	0.1
6,000	@	Tech Data Corp.	259,380	0.1
41,900		Tellabs, Inc.	179,751	0.1
118,800	@	Teradyne, Inc.	1,307,988	0.7
32,000		Total System Services, Inc.	541,760	0.3
7,800	@	Websense, Inc.	134,940	0.1
6,800	@	Zebra Technologies Corp.	210,392	0.1
			15,009,357	8.5
		Materials: 4.0%
3,500		A Schulman, Inc.	59,465	0.0
65,383		Bemis Co., Inc.	1,916,376	1.1
1,400		Buckeye Technologies, Inc.	33,754	0.0
7,900	@	Century Aluminum Co.	70,626	0.0
7,000	@	Clearwater Paper Corp.	237,860	0.1
8,600	@	Georgia Gulf Corp.	118,938	0.1
4,500		Hawkins, Inc.	143,280	0.1
10,400		HB Fuller Co.	189,488	0.1
48,400	@	Hecla Mining Co.	259,424	0.2
11,400	@	KapStone Paper and Packaging Corp.	158,346	0.1
5,900	@	Kraton Performance Polymers, Inc.	95,462	0.1

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
8,300	L	Martin Marietta Materials, Inc.	$524,726	0.3
17,705		Minerals Technologies, Inc.	872,325	0.5
10,224		Newmont Mining Corp.	643,090	0.4
33,600		Olin Corp.	605,136	0.3
7,300	@	OM Group, Inc.	189,581	0.1
7,300	@	RTI International Metals, Inc.	170,236	0.1
3,300		Sensient Technologies Corp.	107,415	0.1
10,500		Sonoco Products Co.	296,415	0.2
37,900		Thompson Creek Metals Co., Inc.	230,053	0.1
5,900		Worthington Industries	82,423	0.0
			7,004,419	4.0
		Telecommunication Services: 0.1%
7,000		Atlantic Tele-Network, Inc.	230,160	0.1

		Telecommunications: 2.8%
46,900	@	American Tower Corp.	2,523,220	1.4
40,644		CenturyTel, Inc.	1,346,129	0.8
31,900	@	TW Telecom, Inc.	526,988	0.3
37,300		Windstream Corp.	434,918	0.3
			4,831,255	2.8
		Utilities: 10.2%
24,400		AGL Resources, Inc.	994,056	0.6
11,000		Artesian Resources Corp.	192,610	0.1
7,700		Atmos Energy Corp.	249,865	0.1
11,800		Avista Corp.	281,430	0.2
10,500	L	Black Hills Corp.	321,720	0.2
7,300		Chesapeake Utilities Corp.	292,803	0.2
4,900		Cleco Corp.	167,286	0.1
11,200		Consolidated Edison, Inc.	638,624	0.4
3,200		El Paso Electric Co.	102,688	0.0
64,300		Empire District Electric Co.	1,246,134	0.7
102,800		Great Plains Energy, Inc.	1,984,040	1.1
23,500		Idacorp, Inc.	887,830	0.5
3,800		Laclede Group, Inc.	147,250	0.1
7,300		MDU Resources Group, Inc.	140,087	0.1
4,400		MGE Energy, Inc.	178,948	0.1
23,996		Northeast Utilities	807,465	0.4
5,400		NorthWestern Corp.	172,476	0.1
133,400		NV Energy, Inc.	1,962,314	1.1
41,200		Pacific Gas & Electric Co.	1,743,172	1.0
41,415		Portland General Electric Co.	981,121	0.5
7,000		Unitil Corp.	179,760	0.1
7,800		Vectren Corp.	211,224	0.1
79,226		Westar Energy, Inc.	2,093,151	1.2
7,200		WGL Holdings, Inc.	281,304	0.2
14,768		Wisconsin Energy Corp.	462,091	0.3
50,000		Xcel Energy, Inc.	1,234,500	0.7
			17,953,949	10.2
		Total Common Stock
		(Cost $192,633,253)	168,579,521	96.0
EXCHANGE-TRADED FUNDS: 0.6%
3,100		iShares Russell 2000 Index Fund	199,175	0.1
15,700		iShares S&P SmallCap 600 Index Fund	918,450	0.5
		Total Exchange-Traded Funds
		(Cost $1,219,110)	1,117,625	0.6
PREFERRED STOCK: 1.3%
		Consumer Discretionary: 0.2%
1,600	P	Callaway Golf Co.	149,600	0.1
128	#	LodgeNet Interactive Corp.	89,600	0.1
			239,200	0.2
		Consumer Staples: 0.1%
211	P	Universal Corp.	198,340	0.1

		Financials: 1.0%
18,400		Aspen Insurance Holdings Ltd.	920,000	0.5
5,200	P	DuPont Fabros Technology, Inc.	132,964	0.1
5,600		Entertainment Properties	147,560	0.1
4,236	@, P	Inland Real Estate Corp.	105,900	0.1
2,800		Lexington Realty Trust	115,094	0.0
10,700	P	National Retail Properties	268,035	0.1
4,400	P	PS Business Parks, Inc.	110,000	0.1
			1,799,553	1.0
		Total Preferred Stock
		(Cost $2,166,986)	2,237,093	1.3
		Total Long-Term Investments
		(Cost $196,019,349)	171,934,239	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Securities Lending Collateral(cc)(1): 1.3%
151,202	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$120,962	0.1
2,187,616		BNY Mellon Overnight Government Fund	2,187,616	1.2
			2,308,578	1.3

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
2,786,644		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,786,644)	$2,786,644	1.6
		Total Short-Term Investments
		(Cost $5,125,462)	5,095,222	2.9
		Total Investments in Securities (Cost $201,144,811)*	$177,029,461	100.8
		Liabilities in Excess of Other Assets	(1,393,707)	(0.8)
		Net Assets	$175,635,754	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $205,952,521.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$3,472,041
		Gross Unrealized Depreciation	(32,395,101)
		Net Unrealized depreciation	$(28,923,060)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$15,053,822	$—	$—	$15,053,822
Consumer Staples	12,550,620	—	—	12,550,620
Energy	9,415,732	—	—	9,415,732
Financials	45,050,471	—	—	45,050,471
Health Care	14,463,531	—	—	14,463,531
Industrials	25,304,547	1,711,658	—	27,016,205
Information Technology	15,009,358	—	—	15,009,358
Materials	7,004,419	—	—	7,004,419
Telecommunication Services	230,160	—	—	230,160
Telecommunications	4,831,255	—	—	4,831,255
Utilities	17,953,949	—	—	17,953,949
Total Common Stock	166,867,864	1,711,658	—	168,579,522
Exchange-Traded Funds	1,117,625	—	—	1,117,625
Preferred Stock	368,554	1,868,539	—	2,237,093
Short-Term Investments	4,974,260	—	120,961	5,095,221
Total Investments, at value	$173,328,303	$3,580,197	$120,961	$177,029,461
Other Financial Instruments+
Forward Foreign Currency Contracts	—	72,959	—	72,959
Total Assets	$173,328,303	$3,653,156	$120,961	$177,102,420
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,053)	$—	$(1,053)
Total Liabilities	$—	$(1,053)	$—	$(1,053)

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

+                           Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#                           The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962
Total Investments, at value	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

UBS Warburg LLC	Canadian Dollar	84,303	Buy	10/31/11	$81,439	$80,386	$(1,053)
							$(1,053)

UBS Warburg LLC	EU Euro	1,116,609	Sell	10/31/11	$1,519,326	$1,495,628	$23,698
UBS Warburg LLC	Canadian Dollar	2,230,250	Sell	10/31/11	2,175,896	2,126,635	49,261
							$72,959

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Consumer Discretionary: 23.6%
565,000		Anhanguera Educacional Participacoes SA	$6,746,044	1.0
75,000	@	Blue Nile, Inc.	2,646,000	0.4
540,000		Choice Hotels International, Inc.	16,048,800	2.4
200,000		Cia Hering	3,334,663	0.5
290,000		DeVry, Inc.	10,718,400	1.6
575,000	@	Dick’s Sporting Goods, Inc.	19,239,500	2.8
565,000	@	LKQ Corp.	13,650,400	2.0
125,000	@	Lumber Liquidators	1,887,500	0.3
218,000		Morningstar, Inc.	12,303,920	1.8
121,000	@	Panera Bread Co.	12,576,740	1.9
200,000	@	Peet’s Coffee & Tea, Inc.	11,128,000	1.6
420,000	@	Penn National Gaming, Inc.	13,981,800	2.1
50,000		Strayer Education, Inc.	3,833,500	0.6
190,000	@	Under Armour, Inc.	12,617,900	1.9
475,000		Vail Resorts, Inc.	17,950,250	2.7
			158,663,417	23.6
		Consumer Staples: 7.5%
220,000		Church & Dwight Co., Inc.	9,724,000	1.4
200,000		Diamond Foods, Inc.	15,958,000	2.4
550,000	@	Dole Food Co., Inc.	5,500,000	0.8
14,495	@	Seneca Foods Corp.	287,001	0.0
190,000	@	TreeHouse Foods, Inc.	11,749,600	1.8
201,737	@	United Natural Foods, Inc.	7,472,339	1.1
			50,690,940	7.5
		Energy: 10.7%
250,000	@	Brigham Exploration Co.	6,315,000	0.9
110,000		CARBO Ceramics, Inc.	11,278,300	1.7
45,000	@	Concho Resources, Inc.	3,201,300	0.5
175,000		Core Laboratories NV	15,720,250	2.3
200,000	@	Denbury Resources, Inc.	2,300,000	0.3
81,500	@	Georesources, Inc.	1,449,885	0.2
140,000		Helmerich & Payne, Inc.	5,684,000	0.9
110,000		SEACOR Holdings, Inc.	8,823,100	1.3
175,000		SM Energy Co.	10,613,750	1.6
212,944		Targa Resources Corp.	6,335,084	1.0
			71,720,669	10.7
		Financials: 11.8%
22,500		Alexander’s, Inc.	8,122,950	1.2
100,000		Alexandria Real Estate Equities, Inc.	6,139,000	0.9
115,000		American Assets Trust, Inc.	2,064,250	0.3
85,000		American Campus Communities, Inc.	3,162,850	0.5
195,000	@	Arch Capital Group Ltd.	6,371,625	0.9
274,479		Cohen & Steers, Inc.	7,891,271	1.2
510,500		Douglas Emmett, Inc.	8,729,550	1.3
185,000		Eaton Vance Corp.	4,119,950	0.6
131,000	@	Financial Engines, Inc.	2,372,410	0.3
60,000	@	Green Dot Corp.	1,879,200	0.3
140,000		Jefferies Group, Inc.	1,737,400	0.3
135,000		LaSalle Hotel Properties	2,592,000	0.4
525,000	@	MSCI, Inc. - Class A	15,923,250	2.4
200,000	@	Netspend Holdings, Inc.	1,028,000	0.2
320,000		Primerica, Inc.	6,899,200	1.0
			79,032,906	11.8
		Health Care: 13.4%
130,000	@	Allscripts Healthcare Solutions, Inc.	2,342,600	0.3
360,000	@	AMERIGROUP Corp.	14,043,600	2.1
227,728		CFR Pharmaceuticals SA - ADR	4,908,215	0.7
95,246		Chemed Corp.	5,234,720	0.8
455,500	@	Community Health Systems, Inc.	7,579,520	1.1
140,000	@	Edwards Lifesciences Corp.	9,979,200	1.5
137,500	@	Gen-Probe, Inc.	7,871,875	1.2
150,000	@	Idexx Laboratories, Inc.	10,345,500	1.5
117,000	@	Mettler Toledo International, Inc.	16,375,320	2.4
20,000	@	Neogen Corp.	694,400	0.1
105,000		Techne Corp.	7,141,050	1.1
240,000	@	VCA Antech, Inc.	3,835,200	0.6
			90,351,200	13.4
		Industrials: 15.5%
250,000	@	Aecom Technology Corp.	4,417,500	0.7
90,363	@	Air Lease Corp.	1,734,970	0.3
116,000	@	Colfax Corp.	2,350,160	0.3
275,000	@	Copart, Inc.	10,758,000	1.6
169,712	@	CoStar Group, Inc.	8,819,933	1.3
504,261	@	Generac Holdings, Inc.	9,485,149	1.4
350,000	@	Genesee & Wyoming, Inc.	16,282,000	2.4
60,000		Landstar System, Inc.	2,373,600	0.4
110,000	@	Middleby Corp.	7,750,600	1.1
250,000	@	Mistras Group, Inc.	4,390,000	0.7
115,000		MSC Industrial Direct Co.	6,492,900	1.0
160,000	@	Polypore International, Inc.	9,043,200	1.3
410,000		Ritchie Brothers Auctioneers, Inc.	8,277,900	1.2
350,000	@	Tetra Tech, Inc.	6,559,000	1.0
50,000		Valmont Industries, Inc.	3,897,000	0.6
90,000	@	Zipcar, Inc.	1,620,000	0.2
			104,251,912	15.5
		Information Technology: 14.0%
250,450	@	Advent Software, Inc.	5,221,882	0.8
250,000	@	Ansys, Inc.	12,260,000	1.8
126,101	@	Booz Allen Hamilton Holding Corp.	1,875,122	0.3
135,000	@	Concur Technologies, Inc.	5,024,700	0.8
115,000	@	Equinix, Inc.	10,215,450	1.5
85,000		Factset Research Systems, Inc.	7,562,450	1.1

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
430,000	@	Gartner, Inc.	$14,994,100	2.2
200,000		MAXIMUS, Inc.	6,980,000	1.0
238,000		Pegasystems, Inc.	7,285,180	1.1
125,000	@	RealPage, Inc.	2,556,250	0.4
350,000	@	SS&C Technologies Holdings, Inc.	5,001,500	0.8
77,700	@	Synchronoss Technologies, Inc.	1,935,507	0.3
497,500		Totvs S.A.	8,347,893	1.2
150,000	@	WebMD Health Corp.	4,522,500	0.7
			93,782,534	14.0
		Materials: 0.8%
150,000	@	Intrepid Potash, Inc.	3,730,500	0.5
52,828	@	Molycorp, Inc.	1,736,456	0.3
			5,466,956	0.8
		Telecommunication Services: 0.5%
100,000	@	SBA Communications Corp.	3,448,000	0.5

		Utilities: 1.8%
160,000		ITC Holdings Corp.	12,388,800	1.8
		Total Common Stock
		(Cost $506,505,688)	669,797,334	99.6
SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
2,430,906		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,430,906)	2,430,906	0.4
		Total Short-Term Investments
		(Cost $2,430,906)	2,430,906	0.4
		Total Investments in Securities (Cost $508,936,594)*	$672,228,240	100.0
		Assets in Excess of Other Liabilities	44,203	—
		Net Assets	$672,272,443	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $508,893,026.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$197,717,604
		Gross Unrealized Depreciation	(34,382,390)
		Net Unrealized appreciation	$163,335,214

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$669,797,334	$—	$—	$669,797,334
Short-Term Investments	2,430,906	—	—	2,430,906
Total Investments, at value	$672,228,240	$—	$—	$672,228,240

*                           For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 11.2%
58,000	@	Bridgepoint Education, Inc.	$1,011,520	0.7
23,000		Columbia Sportswear Co.	1,067,200	0.8
72,000	@	Dana Holding Corp.	756,000	0.5
67,000	@	Domino’s Pizza, Inc.	1,825,750	1.3
44,000		Express, Inc.	892,760	0.6
88,000		Finish Line	1,759,120	1.2
30,000	@	Genesco, Inc.	1,545,900	1.1
66,000	@	GNC Holdings, Inc.	1,327,920	0.9
56,000		Helen of Troy Ltd.	1,406,720	1.0
88,000	@	Pier 1 Imports, Inc.	860,640	0.6
83,000		Sonic Automotive, Inc.	895,570	0.6
80,000		Texas Roadhouse, Inc.	1,057,600	0.8
90,000	@	Tower International, Inc.	927,900	0.7
125,000	@	Wet Seal, Inc.	560,000	0.4
			15,894,600	11.2
		Consumer Staples: 4.8%
30,000		Andersons, Inc.	1,009,800	0.7
125,000	@	Dean Foods Co.	1,108,750	0.8
46,000		Nu Skin Enterprises, Inc.	1,863,920	1.3
30,000		Ruddick Corp.	1,169,700	0.8
21,000		Sanderson Farms, Inc.	997,500	0.7
105,000	@	Winn-Dixie Stores, Inc.	621,600	0.5
			6,771,270	4.8
		Energy: 4.7%
32,000	@	Bill Barrett Corp.	1,159,680	0.8
49,000	@	Hornbeck Offshore Services, Inc.	1,220,590	0.9
103,000	@	Key Energy Services, Inc.	977,470	0.7
50,000		Knightsbridge Tankers Ltd.	827,500	0.6
14,500	@	Oil States International, Inc.	738,340	0.5
32,000	@	Stone Energy Corp.	518,720	0.4
49,000	@	Swift Energy Co.	1,192,660	0.8
			6,634,960	4.7
		Financials: 29.2%
50,000		Alterra Capital Holdings Ltd.	948,500	0.7
76,000		American Assets Trust, Inc.	1,364,200	1.0
92,000		American Equity Investment Life Holding Co.	805,000	0.6
74,372		Apollo Investment Corp.	559,277	0.4
33,000		Argo Group International Holdings Ltd.	936,210	0.7
82,000		BioMed Realty Trust, Inc.	1,358,740	1.0
148,000		Brandywine Realty Trust	1,185,480	0.8
55,000		Capstead Mortgage Corp.	634,700	0.4
89,000		CBL & Associates Properties, Inc.	1,011,040	0.7
70,000		Community Bank System, Inc.	1,588,300	1.1
185,000		CubeSmart	1,578,050	1.1
53,000		Delphi Financial Group	1,140,560	0.8
67,500		DuPont Fabros Technology, Inc.	1,329,075	0.9
72,000		East-West Bancorp., Inc.	1,073,520	0.8
125,000	@	First Industrial Realty Trust, Inc.	1,000,000	0.7
138,000		FNB Corp.	1,182,660	0.8
46,000		Highwoods Properties, Inc.	1,299,960	0.9
31,000		IBERIABANK Corp.	1,458,860	1.0
70,000		Independent Bank Corp.	1,521,800	1.1
32,000		Kilroy Realty Corp.	1,001,600	0.7
68,000		LaSalle Hotel Properties	1,305,600	0.9
120,000		MCG Capital Corp.	475,200	0.3
59,008		Medley Capital Corp.	594,801	0.4
95,000		MFA Mortgage Investments, Inc.	666,900	0.5
26,000		Mid-America Apartment Communities, Inc.	1,565,720	1.1
110,000	@	National Financial Partners Corp.	1,203,400	0.9
138,000		Northwest Bancshares, Inc.	1,643,580	1.2
43,000		Omega Healthcare Investors, Inc.	684,990	0.5
66,343		Oritani Financial Corp.	853,171	0.6
22,000		Platinum Underwriters Holdings Ltd.	676,500	0.5
41,000		Prosperity Bancshares, Inc.	1,339,880	0.9
62,893		Sandy Spring Bancorp, Inc.	920,124	0.6
175,187		Sterling Bancorp.	1,271,858	0.9
34,500	@	SVB Financial Group	1,276,500	0.9
122,000		Symetra Financial Corp.	994,300	0.7
74,000	@	Texas Capital Bancshares, Inc.	1,690,900	1.2
137,000		Umpqua Holdings Corp.	1,204,230	0.9
			41,345,186	29.2
		Health Care: 8.3%
52,000	@	Centene Corp.	1,490,840	1.0
53,000	@	Conmed Corp.	1,219,530	0.9
15,500		Cooper Cos., Inc.	1,226,825	0.9
46,000	@	Healthspring, Inc.	1,677,160	1.2
23,000	@	ICU Medical, Inc.	846,400	0.6
52,500		Invacare Corp.	1,209,600	0.9
90,000	@	Kindred Healthcare, Inc.	775,800	0.5
220,000		Stewart Enterprises, Inc.	1,309,000	0.9
69,000	@	Vanguard Health Systems, Inc.	701,040	0.5
34,000	@	WellCare Health Plans, Inc.	1,291,320	0.9
			11,747,515	8.3

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials: 14.8%
26,000	@	Alaska Air Group, Inc.	$1,463,540	1.0
19,000	@	Atlas Air Worldwide Holdings, Inc.	632,510	0.4
25,813		Brady Corp.	682,237	0.5
70,000	@	CBIZ, Inc.	461,300	0.3
225,000	@	Cenveo, Inc.	677,250	0.5
74,000		Deluxe Corp.	1,376,400	1.0
49,000	@	EMCOR Group, Inc.	996,170	0.7
25,000	@	Esterline Technologies Corp.	1,296,000	0.9
56,000	@	Geo Group, Inc.	1,039,360	0.7
92,000		Houston Wire & Cable Co.	1,057,080	0.8
104,000	@	Navigant Consulting, Inc.	964,080	0.7
69,662		Progressive Waste Solutions Ltd.	1,433,644	1.0
65,000		Textainer Group Holdings Ltd.	1,318,200	0.9
69,000	@	Titan Machinery, Inc.	1,235,100	0.9
113,500	@	TMS International Corp.	826,280	0.6
39,700		Trinity Industries, Inc.	849,977	0.6
63,000	@	United Rentals, Inc.	1,060,920	0.8
50,000		United Stationers, Inc.	1,362,500	1.0
175,000	@	Wabash National Corp.	834,750	0.6
63,000		Werner Enterprises, Inc.	1,312,290	0.9
			20,879,588	14.8
		Information Technology: 13.5%
24,000		Anixter International, Inc.	1,138,560	0.8
30,000	@	Ariba, Inc.	831,300	0.6
77,000	@	Cardtronics, Inc.	1,764,840	1.2
38,000	@	Ciena Corp.	425,600	0.3
86,000	@	Cirrus Logic, Inc.	1,267,640	0.9
105,000		Elster Group SE ADR	1,569,750	1.1
77,900		EPIQ Systems, Inc.	976,087	0.7
86,000	@	Fairchild Semiconductor International, Inc.	928,800	0.7
105,000	@	IXYS Corp.	1,142,400	0.8
91,000	@	Mentor Graphics Corp.	875,420	0.6
90,000		Micrel, Inc.	852,300	0.6
58,965	@	NeuStar, Inc.	1,482,380	1.0
42,812	@	Rofin-Sinar Technologies, Inc.	821,991	0.6
35,000	@	Rogers Corp.	1,369,550	1.0
140,000	@	Saba Software, Inc.	806,400	0.6
165,000	@	Silicon Image, Inc.	968,550	0.7
49,708	@	Standard Microsystems Corp.	964,335	0.7
53,000	@	TTM Technologies, Inc.	504,030	0.3
90,000	@	Ultra Clean Holdings	386,100	0.3
			19,076,033	13.5
		Materials: 5.2%
139,310		Boise, Inc.	720,233	0.5
90,000	@	Metals USA Holdings Corp.	805,500	0.6
23,000		Rock-Tenn Co.	1,119,640	0.8
27,000	@	Rockwood Holdings, Inc.	909,630	0.6
43,000	@	RTI International Metals, Inc.	1,002,760	0.7
23,500		Schnitzer Steel Industries, Inc.	864,800	0.6
24,000		Schweitzer-Mauduit International, Inc.	1,340,880	0.9
51,000	@	Solutia, Inc.	655,350	0.5
			7,418,793	5.2
		Utilities: 4.9%
47,000		Avista Corp.	1,120,950	0.8
45,000		New Jersey Resources Corp.	1,915,650	1.4
39,000		South Jersey Industries, Inc.	1,940,250	1.4
58,000		UIL Holdings Corp.	1,909,940	1.3
			6,886,790	4.9
		Total Common Stock
		(Cost $138,899,426)	136,654,735	96.6
SHORT-TERM INVESTMENTS: 3.2%
		Mutual Funds: 3.2%
4,463,153		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,463,153)	4,463,153	3.2
		Total Short-Term Investments
		(Cost $4,463,153)	4,463,153	3.2
		Total Investments in Securities (Cost $143,362,579)*	$141,117,888	99.8
		Assets in Excess of Other Liabilities	290,634	0.2
		Net Assets	$141,408,522	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $147,525,630.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$15,555,967
		Gross Unrealized Depreciation	(21,963,709)
		Net Unrealized depreciation	$(6,407,742)

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value II Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$136,654,735	$—	$—	$136,654,735
Short-Term Investments	4,463,153	—	—	4,463,153
Total Investments, at value	$141,117,888	$—	$—	$141,117,888

*                           For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 6.7%
183,300	@	Bed Bath & Beyond, Inc.	$10,504,923	2.9
91,499	@	Carmax, Inc.	2,182,251	0.6
56,070		Expedia, Inc.	1,443,802	0.4
41,920		Grupo Televisa SAB ADR	770,909	0.2
70,050		Harley-Davidson, Inc.	2,404,817	0.7
16,400		Hunter Douglas NV	659,155	0.2
422,000		Li & Fung Ltd.	704,142	0.2
84,700	@	Liberty Media Corp. - Interactive - Class A	1,251,019	0.3
7,416	@	Liberty Media Corp. - Liberty Starz	471,361	0.1
129,680		Walt Disney Co.	3,911,149	1.1
			24,303,528	6.7
		Consumer Staples: 17.1%
138,750		Coca-Cola Co.	9,373,950	2.6
231,665		Costco Wholesale Corp.	19,024,330	5.3
477,727		CVS Caremark Corp.	16,042,072	4.4
57,300		Diageo PLC ADR	4,350,789	1.2
118,900		Heineken Holding NV	4,588,604	1.2
57,000		Kraft Foods, Inc.	1,914,060	0.5
27,700		Natura Cosmeticos S.A.	471,427	0.1
24,450		Nestle S.A.	1,346,039	0.4
53,802		Philip Morris International, Inc.	3,356,169	0.9
55,840		Unilever NV ADR	1,758,401	0.5
			62,225,841	17.1
		Energy: 12.3%
324,860		Canadian Natural Resources Ltd.	9,508,652	2.6
1,430,500		China Coal Energy Co. - Class H	1,276,502	0.4
138,950		Devon Energy Corp.	7,703,388	2.1
144,240		EOG Resources, Inc.	10,242,483	2.8
151,800		Occidental Petroleum Corp.	10,853,700	3.0
341,700		OGX Petroleo e Gas Participacoes S.A.	2,106,264	0.6
11,000		Schlumberger Ltd.	657,030	0.2
44,276		Transocean Ltd.	2,113,736	0.6
			44,461,755	12.3
		Financials: 28.7%
38,760		ACE Ltd.	2,348,856	0.7
412,620		American Express Co.	18,526,638	5.1
57,430		Ameriprise Financial, Inc.	2,260,445	0.6
10,680		AON Corp.	448,346	0.1
34,819		Bank of America Corp.	213,092	0.1
815,890		Bank of New York Mellon Corp.	15,167,395	4.2
69	@	Berkshire Hathaway, Inc. - Class A	7,369,200	2.0
62,848		Brookfield Asset Management, Inc. - Class A	1,731,462	0.5
155,880		Charles Schwab Corp.	1,756,768	0.5
16,335		Everest Re Group Ltd.	1,296,672	0.4
2,340		Fairfax Financial Holdings Ltd.	897,212	0.2
4,480		Fairfax Financial Holdings Ltd.	1,723,366	0.5
14,270		Goldman Sachs Group, Inc.	1,349,229	0.4
565,000		Hang Lung Group Ltd.	2,878,844	0.8
25,050		JPMorgan Chase & Co.	754,506	0.2
133,310		Julius Baer Group Ltd.	4,454,977	1.2
306,299		Loews Corp.	10,582,631	2.9
1,175	@	Markel Corp.	419,628	0.1
533,380		Progressive Corp.	9,472,829	2.6
90,070		Transatlantic Holdings, Inc.	4,370,196	1.2
663,367		Wells Fargo & Co.	16,000,412	4.4
			104,022,704	28.7
		Health Care: 13.1%
36,578	@	Agilent Technologies, Inc.	1,143,063	0.3
73,700		Baxter International, Inc.	4,137,518	1.1
39,700		Becton Dickinson & Co.	2,910,804	0.8
177,820	@	Express Scripts, Inc.	6,591,787	1.8
168,150		Johnson & Johnson	10,712,836	3.0
374,815		Merck & Co., Inc.	12,260,199	3.4
39,000		Pfizer, Inc.	689,520	0.2
57,000		Roche Holding AG - Genusschein	9,206,192	2.5
			47,651,919	13.1
		Industrials: 5.3%
1,316,697		China Merchants Holdings International Co., Ltd.	3,530,349	1.0
958,000		China Shipping Development Co., Ltd.	609,122	0.1
285,250		Iron Mountain, Inc.	9,019,605	2.5
25,157		Kuehne & Nagel International AG	2,823,444	0.8
96,700		LLX Logistica S.A.	186,688	0.0
44,040		Lockheed Martin Corp.	3,199,066	0.9
			19,368,274	5.3
		Information Technology: 7.3%
193,452		Activision Blizzard, Inc.	2,302,079	0.6
18,059	@	Google, Inc. - Class A	9,289,188	2.6
107,900		Hewlett-Packard Co.	2,422,355	0.7
53,400		Intel Corp.	1,139,022	0.3
174,870		Microsoft Corp.	4,352,514	1.2
207,310		Texas Instruments, Inc.	5,524,812	1.5
15,400		Visa, Inc.	1,320,088	0.4
			26,350,058	7.3
		Materials: 6.5%
26,690		Air Products & Chemicals, Inc.	2,038,315	0.6
64,500		BHP Billiton PLC	1,723,055	0.5
35,480		Ecolab, Inc.	1,734,617	0.5
32,240		Martin Marietta Materials, Inc.	2,038,213	0.6
109,100		MMX Mineracao e Metalicos SA	164,789	0.0
97,440		Monsanto Co.	5,850,297	1.6

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
64,455		Potash Corp. of Saskatchewan	$2,785,745	0.8
24,400		Praxair, Inc.	2,280,912	0.6
41,632		Rio Tinto PLC	1,846,308	0.5
176,694		Sealed Air Corp.	2,950,790	0.8
8,100	#	Sino-Forest Corp.	5,569	0.0
315,280		Sino-Forest Corp.	216,755	0.0
			23,635,365	6.5
		Telecommunication Services: 0.4%
60,580		America Movil SAB de CV ADR	1,337,606	0.4
		Total Common Stock
		(Cost $359,713,254)	353,357,050	97.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.0%
		Materials: 0.0%
649,000	#	Sino-Forest Corp., 5.000%, 08/01/13	$178,475	0.0
		Total Corporate Bonds/Notes
		(Cost $649,000)	178,475	0.0
		Total Long-Term Investments
		(Cost $360,362,254)	353,535,525	97.4
SHORT-TERM INVESTMENTS: 2.4%
		Commercial Paper: 2.4%
8,523,000		Barclays US Funding LLC, 0.070%, 10/03/11
		(Cost $8,522,967)	8,522,950	2.4
		Total Short-Term Investments
		(Cost $8,522,967)	8,522,950	2.4
		Total Investments in Securities (Cost $368,885,221)*	$362,058,475	99.8
		Assets in Excess of Other Liabilities	627,190	0.2
		Net Assets	$362,685,665	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt

		Cost for federal income tax purposes is $373,973,874.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$32,467,964
		Gross Unrealized Depreciation	(44,383,363)
		Net Unrealized depreciation	$(11,915,399)

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$23,599,386	$704,142	$—	$24,303,528
Consumer Staples	56,291,198	5,934,643	—	62,225,841
Energy	43,185,253	1,276,502	—	44,461,755
Financials	96,688,883	7,333,821	—	104,022,704
Health Care	38,445,727	9,206,192	—	47,651,919
Industrials	12,405,359	6,962,915	—	19,368,274
Information Technology	26,350,058	—	—	26,350,058
Materials	19,843,678	3,569,363	222,324	23,635,365
Telecommunication Services	1,337,606	—	—	1,337,606
Total Common Stock	318,147,148	34,987,578	222,324	353,357,050
Corporate Bonds/Notes	—	178,475	—	178,475
Short-Term Investments	—	8,522,950	—	8,522,950
Total Investments, at value	$318,147,148	$43,689,003	$222,324	$362,058,475

#                           The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$55	$—	$—	$—	$(50,065)	$50,010	$222,324	$—	$222,324
Total Investments, at value	$55	$—	$—	$—	$(50,065)	$50,010	$222,324	$—	$222,324

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.2%
14,432,841	@	Fidelity VIP Contrafund Portfolio	$301,502,049	99.2
		Total Investments in Master Fund
		(Cost $326,152,774)	$301,502,049	99.2
		Assets in Excess of Other Liabilities	2,475,061	0.8
		Net Assets	$303,977,110	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $378,014,993.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(76,512,944)
		Net Unrealized depreciation	$(76,512,944)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$301,502,049	$—	$—	$301,502,049
Total Investments, at value	$301,502,049	$—	$—	$301,502,049

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
MASTER FUND: 94.4%
1,060,791	Fidelity VIP Equity-Income Portfolio	$17,948,578	94.4
	Total Investments in Master Fund
	(Cost $16,961,578)	$17,948,578	94.4
	Assets in Excess of Other Liabilities	1,071,745	5.6
	Net Assets	$19,020,323	100.0

	Cost for federal income tax purposes is $25,444,151.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$—
	Gross Unrealized Depreciation	(7,495,573)
	Net Unrealized depreciation	$(7,495,573)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$17,948,578	$—	$—	$17,948,578
Total Investments, at value	$17,948,578	$—	$—	$17,948,578

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
MASTER FUND: 99.9%
1,982,741	@	Fidelity VIP Mid Cap Portfolio	$53,851,238	99.9
		Total Investments in Master Fund
		(Cost $55,025,072)	$53,851,238	99.9
		Assets in Excess of Other Liabilities	61,088	0.1
		Net Assets	$53,912,326	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $62,701,302.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	(8,850,064)
		Net Unrealized depreciation	$(8,850,064)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Master Fund	$53,851,238	$—	$—	$53,851,238
Total Investments, at value	$53,851,238	$—	$—	$53,851,238

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 25.9%
			Argentina: 0.1%
294,000			Arcos Dorados BV, 7.500%, 10/01/19	$310,905	0.1
			Australia: 0.2%
525,000		#	FMG Resources August 2006 Pty Ltd, 6.375%, 02/01/16	475,125	0.1
AUD	195,000		Queensland Treasury Corp., 6.000%, 04/21/16	199,206	0.1
				674,331	0.2
			Bermuda: 0.0%
6,845		&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	5,904	0.0
			Brazil: 2.2%
2,775,000		#	Banco do Brasil SA, 5.875%, 01/26/22	2,670,937	0.6
BRL	3,800,000	#	Banco Votorantim SA, 6.250%, 05/16/16	2,102,859	0.5
300,000		#	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19	339,000	0.1
600,000		#	Fibria Overseas Finance Ltd., 7.500%, 05/04/20	570,000	0.1
500,000		#	Marfrig Holding Europe BV, 8.375%, 05/09/18	320,000	0.1
1,100,000		#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	1,001,000	0.2
1,100,000			Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	1,078,000	0.2
550,000		#	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20	539,000	0.1
1,150,000			Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	1,150,000	0.3
				9,770,796	2.2
			Canada: 0.1%
80,846		#, &	Ainsworth Lumber Co., Ltd., 11.000%, 07/29/15	52,954	0.0
515,000			Nova Chemicals Corp., 8.625%, 11/01/19	560,063	0.1
				613,017	0.1
			Cayman Islands: 0.2%
BRL	610,000		AmBev International Finance Co., Ltd., 9.500%, 07/24/17	332,536	0.1
585,000			Seagate HDD Cayman, 6.875%, 05/01/20	541,125	0.1
				873,661	0.2
			Chile: 0.3%
170,000		#	Empresa Nacional del Petroleo, 5.250%, 08/10/20	176,821	0.0
1,135,000			Inversiones CMPC SA, 4.750%, 01/19/18	1,153,948	0.3
				1,330,769	0.3
			China: 0.2%
550,000		#	ENN Energy Holdings Ltd.., 6.000%, 05/13/21	533,432	0.1
300,000		#	Mega Advance Investments Ltd.., 6.375%, 05/12/41	273,437	0.1
				806,869	0.2
			Italy: 0.4%
1,589,000			Telecom Italia Capital S.A., 5.250%, 11/15/13	1,554,153	0.4
			Kazakhstan: 0.2%
1,500,000		±	JSC Astana Finance, 9.160%, 03/14/12	176,250	0.0
790,000		#	KazMunaiGaz Finance Sub BV, 9.125%, 07/02/18	896,650	0.2
				1,072,900	0.2
			Luxembourg: 0.5%
550,000		#	Gaz Capital for Gazprom, 6.212%, 11/22/16	555,500	0.1
890,000		#	Gaz Capital for Gazprom, 9.250%, 04/23/19	1,041,300	0.2
260,000		#	Intelsat Jackson Holdings Ltd., 7.250%, 10/15/20	240,500	0.1
275,000		#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	256,437	0.1
				2,093,737	0.5
			Malaysia: 0.1%
500,000		#	1Malaysia Sukuk Global Berhad, 3.928%, 06/04/15	520,529	0.1
			Mexico: 2.1%
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, 12/18/36	573,163	0.1
MXN	1,007,479		Banco Invex S.A., 6.450%, 03/13/34	97,325	0.0
MXN	381,626		JPMorgan Hipotecaria su Casita, 6.100%, 09/25/35	47,674	0.0
6,264,000			Mexico Government International Bond, 5.125%, 01/15/20	6,812,100	1.6
340,000			Petroleos Mexicanos, 5.500%, 01/21/21	360,400	0.1
1,123,000			Petroleos Mexicanos, 6.000%, 03/05/20	1,239,792	0.3
				9,130,454	2.1
			Netherlands: 0.2%
840,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	909,893	0.2
			Philippines: 0.2%
PHP	23,800,000		National Power Corp., 5.875%, 12/19/16	599,837	0.1
660,000		#, +	Tiers Trust, 06/15/97	442,029	0.1
				1,041,866	0.2
			Qatar: 0.1%
430,000		#	Nakilat, Inc., 6.067%, 12/31/33	467,625	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Russia: 0.3%
300,000		#	Gaz Capital for Gazprom, 8.125%, 07/31/14	$319,500	0.1
780,000		#	Vnesheconombank Via VEB Finance Ltd., 6.902%, 07/09/20	768,300	0.2
				1,087,800	0.3
			South Africa: 0.3%
ZAR	2,000,000		Eskom Holdings, Ltd., 9.250%, 04/20/18	260,812	0.1
ZAR	6,000,000		Eskom Holdings, Ltd., 10.000%, 01/25/23	812,110	0.2
ZAR	1,000,000		Transnet SOC Ltd., 10.800%, 11/06/23	135,067	0.0
				1,207,989	0.3
			South Korea: 0.2%
935,000			Hynix Semiconductor, Inc., 7.875%, 06/27/17	841,500	0.2
			Ukraine: 0.2%
1,070,000			NAK Naftogaz Ukraine, 9.500%, 09/30/14	1,027,200	0.2
			United Kingdom: 0.4%
EUR	435,000		Bank of Scotland PLC, 4.375%, 07/13/16	613,563	0.1
EUR	305,000		Bank of Scotland PLC, 4.500%, 07/13/21	425,146	0.1
520,000		#	Barclays Bank PLC, 6.050%, 12/04/17	478,257	0.1
463,000		#	Lloyds TSB Bank PLC, 6.500%, 09/14/20	394,561	0.1
				1,911,527	0.4
			United States: 17.4%
542,000		#	ABI Escrow Corp., 10.250%, 10/15/18	569,100	0.1
540,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
225,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
270,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
540,000		X	Abitibi-Consolidated Escrow, 6.000%, 06/20/13	—	—
260,000		±, X	Abitibi-Consolidated Escrow, 7.750%, 06/15/11	—	—
705,000		#, L	AES Corp./The, 7.375%, 07/01/21	669,750	0.1
855,000			Altria Group, Inc., 9.700%, 11/10/18	1,135,755	0.3
740,000			AMC Entertainment, Inc., 8.750%, 06/01/19	730,750	0.2
740,000		#	AMC Networks, Inc., 7.750%, 07/15/21	762,200	0.2
1,278,000			American Express Credit Corp., 5.125%, 08/25/14	1,384,774	0.3
430,000			Amkor Technology, Inc., 7.375%, 05/01/18	417,100	0.1
705,000		#	Arch Coal, Inc., 7.250%, 06/15/21	682,087	0.1
2,203,000			AT&T, Inc., 2.500%, 08/15/15	2,255,436	0.5
EUR	112,000		BA Covered Bond Issuer, 4.250%, 04/05/17	154,948	0.0
905,000			Bank of America Corp., 5.625%, 07/01/20	836,026	0.2
445,000			Bank of New York Mellon Corp./The, 3.550%, 09/23/21	445,218	0.1
382,000			Bankrate, Inc./Old, 11.750%, 07/15/15	429,750	0.1
185,000			BE Aerospace, Inc., 6.875%, 10/01/20	193,787	0.0
370,000		±, X	Bowater Pulp and Paper, 10.600%, 01/15/11	—	—
875,000		±, X	Bowater, Inc. Escrow, 6.500%, 01/15/11	—	—
530,000		#	Calpine Corp., 7.875%, 07/31/20	514,100	0.1
9,842		&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	9,030	0.0
740,000			CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	721,500	0.2
150,000			Celanese US Holdings LLC, 5.875%, 06/15/21	147,938	0.0
1,129,000			Cellco Partnership / Verizon Wireless Capital, LLC, 5.550%, 02/01/14	1,236,289	0.3
810,000		#	CIT Group, Inc., 7.000%, 05/02/17	786,713	0.2
8,066,000		#	Citigroup Funding, Inc., 11.000%, 07/27/20	7,255,689	1.7
825,000			Citigroup, Inc., 6.010%, 01/15/15	877,841	0.2
2,017,000			Comcast Corp., 5.700%, 05/15/18	2,336,856	0.5
627,000			CVS Caremark Corp., 6.125%, 09/15/39	740,308	0.2
700,000			DaVita, Inc., 6.625%, 11/01/20	675,500	0.1
1,233,000			Devon Energy Corp., 5.600%, 07/15/41	1,430,816	0.3
446,000			DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.500%, 03/01/16	460,944	0.1
887,000			Discover Bank/Greenwood DE, 7.000%, 04/15/20	942,839	0.2
705,000		#	Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	710,288	0.2
1,276,000			Entergy Corp., 5.125%, 09/15/20	1,316,699	0.3
1,365,000			Exelon Generation Co. LLC, 4.000%, 10/01/20	1,361,523	0.3
835,000			Ferro Corp., 7.875%, 08/15/18	839,175	0.2
959,000			First Horizon National Corp., 5.375%, 12/15/15	972,091	0.2
1,186,000			FirstEnergy Solutions Corp., 4.800%, 02/15/15	1,259,273	0.3
2,079,000			General Electric Capital Corp., 2.250%, 11/09/15	2,058,229	0.5
1,103,000			Goldman Sachs Group, Inc., 5.375%, 03/15/20	1,098,600	0.2
715,000		L	Goodyear Tire & Rubber Co., 8.250%, 08/15/20	731,088	0.2
725,000		X	Greektown LLC Escrow	—	—
705,000			Hanesbrands, Inc., 6.375%, 12/15/20	687,375	0.2
710,000			HCA, Inc., 6.375%, 01/15/15	694,025	0.2
740,000			HCA, Inc., 7.250%, 09/15/20	751,100	0.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
572,000			HSBC USA, Inc., 5.000%, 09/27/20	$542,847	0.1
655,000			Huntsman International LLC, 8.625%, 03/15/21	630,438	0.1
1,270,000		#	Hyatt Hotels Corp., 6.875%, 08/15/19	1,433,328	0.3
1,165,000			Indiana Michigan Power, 7.000%, 03/15/19	1,441,879	0.3
375,000			International Lease Finance Corp., 5.875%, 05/01/13	363,750	0.1
810,000		X	Jefferson Smurfit Escrow, 10/01/12	—	—
245,000		X	Jefferson Smurfit Escrow, 06/01/13	—	—
1,087,000			JPMorgan Chase Bank NA, 5.875%, 06/13/16	1,151,446	0.3
1,760,000			Kellogg Co., 4.000%, 12/15/20	1,892,532	0.4
94		#	Kern River Funding Corp., 4.893%, 04/30/18	102	0.0
610,000			Kraft Foods, Inc., 5.375%, 02/10/20	692,426	0.2
828,000			Lorillard Tobacco Co., 6.875%, 05/01/20	920,847	0.2
740,000			Lyondell Chemical Co., 11.000%, 05/01/18	802,900	0.2
681,000			Morgan Stanley, 4.100%, 01/26/15	650,136	0.1
1,510,000			News America, Inc., 4.500%, 02/15/21	1,522,103	0.3
700,000			Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	717,500	0.2
700,000			Omnicare, Inc., 7.750%, 06/01/20	717,500	0.2
1,422,000		#	Oracle Corp., 5.375%, 07/15/40	1,660,629	0.4
700,000			Owens, 7.375%, 05/15/16	731,500	0.2
1,075,000		#	Pacific Life Insurance Co., 9.250%, 06/15/39	1,451,045	0.3
705,000			Pinnacle Entertainment, Inc., 8.625%, 08/01/17	713,813	0.2
740,000			Plains Exploration & Production Co., 7.625%, 04/01/20	764,050	0.2
1,272,000			Protective Life Corp., 8.450%, 10/15/39	1,476,637	0.3
725,000		#	QVC, Inc., 7.375%, 10/15/20	775,750	0.2
91,199		&	Radio One, Inc., 15.000%, 05/24/16	82,079	0.0
130,000			Range Resources Corp., 7.500%, 10/01/17	138,450	0.0
420,000			Range Resources Corp., 8.000%, 05/15/19	462,000	0.1
365,000		#	Reynolds Group Issuer, Inc., 9.000%, 04/15/19	312,075	0.1
480,000		#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.000%, 05/15/18	408,000	0.1
125,000		#	RSC Equipment Rental, Inc., 10.000%, 07/15/17	131,875	0.0
492,000			Select Medical Corp., 7.625%, 02/01/15	428,655	0.1
430,000			SLM Corp., 8.000%, 03/25/20	425,570	0.1
1,342,000			St. Jude Medical, Inc., 2.500%, 01/15/16	1,380,044	0.3
1,510,000		±, X	Station Casinos, Inc., 6.500%, 02/01/14	—	—
245,000		X	Stone Webster Escrow, 07/01/12	—	—
1,500,000			Symantec Corp., 4.200%, 09/15/20	1,468,859	0.3
8,000			Thermon Industries, Inc., 9.500%, 05/01/17	8,360	0.0
2,858,000			Time Warner Cable, Inc., 5.875%, 11/15/40	2,946,224	0.7
1,101,000			Time Warner, Inc., 7.700%, 05/01/32	1,403,974	0.3
705,000			Toys R Us Property Co. II LLC, 8.500%, 12/01/17	690,900	0.2
325,000		X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
638,000			Wells Fargo & Co., 3.676%, 06/15/16	665,063	0.1
300,000			Windstream Corp., 7.000%, 03/15/19	289,500	0.1
400,000			Windstream Corp., 8.125%, 09/01/18	405,000	0.1
EUR	585,000		WM Covered Bond Program, 4.000%, 09/27/16	821,391	0.2
650,000			Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, 08/15/20	685,750	0.2
740,000		#	XM Satellite Radio, Inc., 7.625%, 11/01/18	751,100	0.2
				76,240,537	17.4
			Venezuela: 0.0%
180,000			Petroleos de Venezuela S.A., 5.250%, 04/12/17	103,050	0.0
			Total Corporate Bonds/Notes (Cost $116,518,731)	113,597,012	25.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.2%
			United States: 6.2%
460,000			Banc of America Commercial Mortgage, Inc., 5.243%, 07/10/43	389,965	0.1
750,000			Banc of America Commercial Mortgage, Inc., 5.303%, 07/10/43	600,073	0.1
520,000			Banc of America Commercial Mortgage, Inc., 5.801%, 06/10/49	425,394	0.1
2,509,367			Banc of America Funding Corp., 5.500%, 02/25/35	2,471,538	0.6
428,163			Citigroup Mortgage Loan Trust, Inc., 4.787%, 05/25/35	365,738	0.1
286,615			Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 11/25/35	280,758	0.1
471,327			Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, 09/25/35	432,816	0.1
1,554,525			CW Capital Cobalt Ltd., 5.174%, 08/15/48	1,552,589	0.3

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United States (continued)
500,000		#	DBUBS Mortgage Trust, 5.729%, 11/10/46	395,781	0.1
228,876		#	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.736%, 01/27/37	105,283	0.0
333,485			GSR Mortgage Loan Trust, 2.756%, 09/25/35	311,927	0.1
1,010,000			JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, 01/15/42	859,057	0.2
420,000		#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.569%, 07/15/46	312,862	0.1
179,933			JP Morgan Chase Commercial Mortgage Securities Corp., 5.990%, 06/15/49	182,753	0.0
670,000			JP Morgan Chase Commercial Mortgage Securities Corp., 6.288%, 02/12/51	691,499	0.2
1,500,000			JP Morgan Commercial Mortgage Finance Corp., 8.541%, 08/15/32	1,494,804	0.3
500,000			JP Morgan Commercial Mortgage Finance Corp., 8.682%, 08/15/32	497,093	0.1
1,105,000			JPMorgan Chase Commercial Mortgage Securities Corp., 5.305%, 01/15/49	1,111,697	0.2
480,552			JPMorgan Mortgage Trust, 4.991%, 07/25/35	412,116	0.1
520,000			LB Commercial Conduit Mortgage Trust, 6.140%, 07/15/44	441,584	0.1
870,000			LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	754,777	0.2
690,000			LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	733,725	0.2
250,000		#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	256,169	0.1
1,900,000			LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	1,479,992	0.3
430,747			MASTR Adjustable Rate Mortgages Trust, 2.752%, 04/25/36	321,606	0.1
470,000			Morgan Stanley Capital I, 5.300%, 06/15/40	365,163	0.1
430,000			Morgan Stanley Capital I, 5.242%, 01/14/42	394,208	0.1
1,280,000		#	Morgan Stanley Capital I, 5.598%, 01/13/41	1,244,137	0.3
20,164			Residential Accredit Loans, Inc., 3.216%, 04/25/35	2,706	0.0
570,000			Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	570,726	0.1
2,017,472			Structured Asset Securities Corp., 5.000%, 05/25/35	2,018,136	0.5
430,000			Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48	266,522	0.1
550,000			Wachovia Bank Commercial Mortgage Trust, 5.383%, 12/15/43	441,831	0.1
618,000		#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	602,676	0.1
1,668,357			WaMu Mortgage Pass Through Certificates, 2.576%, 01/25/36	1,543,447	0.3
616,853			Wells Fargo Mortgage-Backed Securities Trust, 2.734%, 02/25/35	554,048	0.1
211,699			Wells Fargo Mortgage-Backed Securities Trust, 2.763%, 10/25/35	190,923	0.0
2,112,135			Wells Fargo Mortgage-Backed Securities Trust, 5.353%, 08/25/35	2,035,677	0.5
			Total Collateralized Mortgage Obligations (Cost $28,898,995)	27,111,796	6.2
STRUCTURED PRODUCTS: 0.7%
			Brazil: 0.5%
1,962,500		#	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Notes, 9.264%, 09/17/13	1,997,825	0.5
			Emerging Markets: 0.0%
258,472			MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Notes, 7.550%, 05/24/12	119,668	0.0
			Mexico: 0.0%
MXN	97,261		Reforma BLN-Backed I - Class 2A Asset Backed Variable Funding Notes, 05/22/15	6,834	0.0
MXN	170,161		Reforma BLN-Backed I - Class 2B Asset Backed Variable Funding Notes, 05/22/15	11,956	0.0
MXN	2,565,617		Reforma BLN-Backed I - Class 2C Asset Backed Variable Funding Notes, 05/22/15	180,264	0.0
MXN	186,979		Reforma BLN-Backed I - Class 2D Asset Backed Variable Funding Notes, 05/22/15	13,137	0.0
MXN	135,844		Reforma BLN-Backed I - Class 2E Asset Backed Variable Funding Notes, 05/22/15	9,544	0.0
MXN	86,756		Reforma BLN-Backed I - Class 2F Asset Backed Variable Funding Notes, 05/22/15	6,096	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Mexico (continued)
MXN	15,977		Reforma BLN-Backed I - Class 2G Asset Backed Variable Funding Notes, 05/22/15	$1,123	0.0
				228,954	0.0
			Russia: 0.0%
RUB	11,097,000	±, X	Credit Suisse International - Moitk Total Return Linked Notes, 8.990%, 03/30/11	—	—
RUB	19,450,000	X	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Notes, 8.590%, 05/24/15	—	—
RUB	11,531,446		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 08/22/34	168,981	0.0
				168,981	0.0
			Ukraine: 0.2%
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Notes, 08/30/12	333,598	0.1
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Notes, 02/29/12	377,017	0.1
				710,615	0.2
			Total Structured Products (Cost $4,981,829)	3,226,043	0.7
ASSET-BACKED SECURITIES: 0.1%
			United States: 0.1%
221,000			Americredit Prime Automobile Receivables, 5.620%, 09/08/14	222,056	0.1
			Total Asset-Backed Securities (Cost $191,580)	222,056	0.1
FOREIGN GOVERNMENT BONDS: 24.8%
			Argentina: 0.9%
1,315,000		+	Argentina Government International Bond, 2.500%, 12/31/38	447,100	0.1
2,590,000			Argentina Government International Bond, 7.000%, 10/03/15	2,188,550	0.5
610,000			Argentina Government International Bond, 7.000%, 09/12/13	581,025	0.1
EUR	1,450,000		Argentina Government International Bond, 12/15/35	244,771	0.1
1,025,000			Argentina Government International Bond, 12/15/35	143,500	0.0
624,321			Argentina Government International Bond, 8.280%, 12/31/33	430,782	0.1
				4,035,728	0.9
			Australia: 0.1%
AUD	60,000		Australia Government Bond, 5.250%, 03/15/19	62,450	0.0
AUD	130,000		Australia Government Bond, 6.250%, 04/15/15	136,386	0.1
				198,836	0.1
			Brazil: 4.1%
BRL	19,326,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/15	10,204,154	2.3
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, 05/15/45	814,833	0.2
BRL	11,867,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	5,938,798	1.3
BRL	706,000		Federal Republic of Brazil, 10.125%, 05/15/27	1,119,010	0.3
				18,076,795	4.1
			Canada: 0.3%
CAD	840,000		Canadian Government Bond, 3.000%, 12/01/15	857,691	0.2
CAD	550,000		Canadian Government Bond, 3.500%, 06/01/20	585,155	0.1
				1,442,846	0.3
			Colombia: 1.4%
694,000			Colombia Government International Bond, 4.375%, 07/12/21	709,615	0.2
650,000			Colombia Government International Bond, 6.125%, 01/18/41	739,700	0.2
280,000			Colombia Government International Bond, 7.375%, 01/27/17	336,140	0.1
390,000			Colombia Government International Bond, 7.375%, 03/18/19	483,015	0.1
300,000			Colombia Government International Bond, 7.375%, 09/18/37	393,450	0.1
COP	5,825,000,000		Repulic of Colombia, 7.750%, 04/14/21	3,259,585	0.7
				5,921,505	1.4
			Dominican Republic: 0.1%
300,000		#	Dominican Republic International Bond, 7.500%, 05/06/21	295,500	0.1
			Egypt: 0.1%
200,000		#	Arab Republic of Egypt, 5.750%, 04/29/20	200,500	0.1
200,000		#	Arab Republic of Egypt, 6.875%, 04/30/40	184,000	0.0
				384,500	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Germany: 4.4%
EUR	12,050,000		Bundesrepublik Deutschland, 3.250%, 07/04/42	$18,206,815	4.2
EUR	740,000		Bundesschatzanweisungen, 1.750%, 06/14/13	1,011,821	0.2
				19,218,636	4.4
			Indonesia: 0.4%
465,000		#	Indonesia Government International Bond, 6.625%, 02/17/37	524,288	0.1
555,000		#	Indonesia Government International Bond, 7.750%, 01/17/38	699,300	0.2
330,000		#	Indonesia Government International Bond, 8.500%, 10/12/35	447,150	0.1
				1,670,738	0.4
			Mexico: 2.4%
MXN	53,000,000		Mexican Bonos, 7.500%, 06/03/27	3,938,978	0.9
MXN	84,440,000		Mexican Bonos, 6.500%, 06/10/21	6,118,353	1.4
100,000			Mexico Government International Bond, 5.625%, 01/15/17	111,900	0.0
260,000			Mexico Government International Bond, 5.750%, 10/12/10	257,400	0.1
				10,426,631	2.4
			New Zealand: 0.2%
NZD	1,275,000		New Zealand Government Bond, 6.000%, 04/15/15	1,057,316	0.2
			Norway: 0.0%
NOK	415,000		Norway Government Bond, 5.000%, 05/15/15	78,925	0.0
			Panama: 0.3%
235,000			Panama Government International Bond, 7.125%, 01/29/26	295,277	0.1
335,000			Panama Government International Bond, 7.250%, 03/15/15	384,748	0.1
110,000			Panama Government International Bond, 8.750%, 09/30/27	157,783	0.0
240,000			Panama Government International Bond, 9.375%, 04/01/29	361,800	0.1
				1,199,608	0.3
			Peru: 1.3%
PEN	13,200,000	#	Peruvian Government International Bond, 8.200%, 08/12/26	5,546,998	1.3
			Qatar: 0.1%
375,000		#	Qatar Government International Bond, 5.250%, 01/20/20	414,375	0.1
			South Africa: 5.0%
892,000			South Africa Government Bond, 5.500%, 03/09/20	980,085	0.2
ZAR	6,950,000		South Africa Government Bond, 6.750%, 03/31/21	771,680	0.2
ZAR	142,660,103		South Africa Government Bond, 7.250%, 01/15/20	16,605,127	3.8
ZAR	9,330,000		South Africa Government Bond, 8.000%, 12/21/18	1,154,212	0.3
ZAR	16,220,000		South Africa Government Bond, 10.500%, 12/21/26	2,324,093	0.5
				21,835,197	5.0
			South Korea: 1.1%
1,700,000		#	Korea Housing Finance Corp., 3.500%, 12/15/16	1,701,850	0.4
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, 06/10/20	2,261,343	0.5
355,000			Republic of Korea, 5.125%, 12/07/16	385,876	0.1
530,000			Republic of Korea, 7.125%, 04/16/19	644,869	0.1
				4,993,938	1.1
			Sri Lanka: 0.1%
310,000		#	Sri Lanka Government International Bond, 6.250%, 10/04/20	302,250	0.1
			Turkey: 0.8%
685,000			Turkey Government International Bond, 6.750%, 04/03/18	755,213	0.2
200,000			Turkey Government International Bond, 6.750%, 05/30/40	209,500	0.0
160,000			Turkey Government International Bond, 6.875%, 03/17/36	171,200	0.0
230,000			Turkey Government International Bond, 7.250%, 03/05/38	256,450	0.1
310,000			Turkey Government International Bond, 7.000%, 03/11/19	348,750	0.1
1,329,000			Turkey Government International Bond, 7.500%, 11/07/19	1,538,317	0.3
360,000			Turkey Government International Bond, 7.500%, 07/14/17	411,300	0.1
				3,690,730	0.8
			Ukraine: 0.2%
500,000		#	Ukraine Government International Bond, 6.750%, 11/14/17	453,000	0.1
430,000		#	Ukraine Government International Bond, 7.750%, 09/23/20	389,150	0.1
				842,150	0.2
			United Kingdom: 0.2%
GBP	30,000		United Kingdom Gilt, 4.250%, 12/07/40	52,839	0.0
GBP	300,000		United Kingdom Gilt, 4.250%, 09/07/39	528,667	0.1
GBP	10,000		United Kingdom Gilt, 4.750%, 03/07/20	18,728	0.0

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			United Kingdom (continued)
GBP	215,000		United Kingdom Gilt, 4.750%, 09/07/15	$382,675	0.1
				982,909	0.2
			United States: – %
475,000		X	Smurfit-Stone Container Corp. Escrow, 03/15/17	—	—
			Uruguay: 0.5%
657,000			Uruguay Government International Bond, 6.875%, 09/28/25	775,260	0.2
425,000			Uruguay Government International Bond, 7.625%, 03/21/36	527,000	0.1
730,000			Uruguay Government International Bond, 8.000%, 11/18/22	912,500	0.2
				2,214,760	0.5
			Venezuela: 0.8%
1,085,000			Venezuela Government International Bond, 7.000%, 03/31/38	575,755	0.1
1,560,000			Venezuela Government International Bond, 7.650%, 04/21/25	889,200	0.2
250,000			Venezuela Government International Bond, 8.250%, 10/13/24	147,963	0.1
320,000			Venezuela Government International Bond, 9.250%, 09/15/27	204,800	0.0
470,000			Venezuela Government International Bond, 9.375%, 01/13/34	292,575	0.1
775,000			Venezuela Government International Bond, 9.000%, 05/07/23	484,375	0.1
90,000			Venezuela Government International Bond, 12.750%, 08/23/22	71,775	0.0
970,000		#	Venezuela Government International Bond, 13.625%, 08/15/18	882,700	0.2
				3,549,143	0.8
			Total Foreign Government Bonds (Cost $112,887,356)	108,380,014	24.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.7%
			Federal Home Loan Mortgage Corporation: 7.4%##
3,285,000			1.125%, due 07/27/12	3,307,249	0.8
119,926			0.679%, due 02/15/29	120,153	0.0
55,422			0.729%, due 03/15/32	55,582	0.0
240,735			0.729%, due 01/15/33	241,579	0.1
63,203			1.179%, due 08/15/31	64,055	0.0
43,322			1.179%, due 02/15/32	44,016	0.0
44,641			1.229%, due 02/15/32	45,274	0.0
45,793			1.229%, due 02/15/32	46,591	0.0
68,172			1.229%, due 03/15/32	69,288	0.0
346,000		W	4.000%, due 06/15/40	361,083	0.1
8,518,000		W	4.500%, due 10/15/35	9,011,777	2.1
1,953,113			4.500%, due 02/01/41	2,088,379	0.5
1,500,000			5.000%, due 02/16/17	1,777,323	0.4
22,393			5.000%, due 01/01/20	24,371	0.0
119,679			5.000%, due 02/01/20	129,358	0.0
764,000			5.000%, due 09/15/23	838,556	0.2
860,000			5.000%, due 02/15/34	984,768	0.2
1,057,000		W	5.000%, due 10/15/34	1,133,468	0.3
870,000			5.000%, due 11/15/34	996,679	0.2
70,087			5.000%, due 12/01/34	75,586	0.0
81,061			5.500%, due 01/01/18	87,502	0.0
4,695,000		^^, W	5.500%, due 10/15/35	5,077,937	1.2
379,298		^	5.921%, due 07/15/35	62,544	0.0
66,439			6.000%, due 05/15/17	71,217	0.0
1,182,000			6.000%, due 10/15/33	1,295,029	0.3
118,101			6.000%, due 02/01/34	131,092	0.0
1,695,612			6.000%, due 02/01/38	1,862,629	0.4
19,820			6.500%, due 04/01/18	21,380	0.0
47,697			6.500%, due 02/01/22	52,771	0.0
50,624			6.500%, due 09/01/22	56,011	0.0
135,337			6.500%, due 04/15/28	157,409	0.1
31,051			6.500%, due 06/15/31	35,677	0.0
343,901			6.500%, due 02/15/32	399,709	0.1
211,328			6.500%, due 06/15/32	242,035	0.1
15,277			6.500%, due 08/01/32	17,282	0.0
30,547			6.500%, due 07/01/34	34,410	0.0
41,821			6.500%, due 07/01/34	47,101	0.0
193,810			6.750%, due 02/15/24	220,564	0.1
230,736			7.000%, due 09/15/26	267,911	0.1
40,489		^	7.000%, due 03/15/28	7,272	0.0
233,593		^	7.000%, due 04/15/28	42,545	0.0
381,451		^	7.421%, due 03/15/29	77,592	0.0
369,462		^	7.471%, due 03/15/29	72,708	0.0
206,682			7.500%, due 09/15/22	235,707	0.1
492,963		^	8.721%, due 08/15/29	140,284	0.0
63,239			23.544%, due 06/15/34	83,667	0.0
102,059			23.910%, due 08/15/35	146,382	0.0
42,165			4.500%, due 12/15/21	42,484	0.0
				32,403,986	7.4
			Federal National Mortgage Association: 8.7%##
21,907			0.635%, due 11/25/33	22,017	0.0
32,704			0.730%, due 10/18/32	32,847	0.0
3,030,000			1.125%, due 07/30/12	3,051,713	0.7
102,799			1.235%, due 12/25/31	105,059	0.0
15,344			1.235%, due 04/25/32	15,683	0.0
49,864			1.235%, due 04/25/32	50,967	0.0
140,215			1.235%, due 09/25/32	143,330	0.0
140,234			1.235%, due 12/25/32	143,349	0.0
636,227			2.594%, due 10/01/36	670,547	0.2
82,796			4.000%, due 07/25/17	84,012	0.0
10,142,000		W	4.000%, due 07/25/39	10,633,253	2.4
954,000		W	4.000%, due 08/25/40	997,228	0.2
400,000			4.500%, due 08/25/25	437,109	0.1
2,194,227			5.000%, due 07/25/40	2,330,301	0.5
196,060			5.000%, due 06/01/41	211,587	0.1
2,000,000			5.375%, due 06/12/17	2,430,980	0.6
66,074			5.500%, due 09/01/19	72,285	0.0
68,026			5.500%, due 09/01/19	74,420	0.0
166,240			5.500%, due 09/01/24	182,017	0.1
79,000			5.500%, due 08/25/34	86,704	0.0
4,687,000		W	5.500%, due 10/15/35	5,086,861	1.2
1,711,808			5.500%, due 05/01/37	1,862,768	0.4
70,213			6.000%, due 03/25/17	76,901	0.0
104,112			6.000%, due 06/01/17	113,278	0.0
43,822			6.000%, due 05/01/21	47,714	0.0
118,792			6.000%, due 01/25/32	134,688	0.0
696,384			6.000%, due 11/01/34	771,615	0.2
986,387			6.000%, due 04/01/35	1,092,948	0.3
497,271		^	6.305%, due 06/25/37	85,958	0.0
1,751,583		^	6.335%, due 06/25/36	217,051	0.1
55,921			6.500%, due 04/25/29	64,560	0.0
99,509			6.500%, due 11/25/29	115,478	0.0
321,022			6.500%, due 12/01/29	363,691	0.1

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
110,404		6.500%, due 10/25/31	$129,570	0.0
113,976		6.500%, due 04/25/32	129,707	0.0
137,490		6.500%, due 01/01/34	155,876	0.1
1,727,937		6.500%, due 09/01/36	1,923,050	0.5
952,676		6.500%, due 11/01/36	1,060,249	0.3
70,720	^	6.515%, due 05/25/35	14,478	0.0
285,257	^	6.815%, due 10/25/22	19,606	0.0
143,128	^	6.865%, due 06/25/23	19,506	0.0
337,935	^	6.995%, due 09/25/36	75,266	0.0
7,825		7.000%, due 09/01/14	8,344	0.0
26,900		7.000%, due 11/01/17	28,752	0.0
87,129		7.000%, due 01/01/30	99,950	0.0
624		7.000%, due 02/01/31	707	0.0
10,581		7.000%, due 07/01/32	12,125	0.0
373,398		7.000%, due 12/01/32	430,466	0.1
134,040	^	7.000%, due 03/25/33	24,310	0.0
1,593		7.000%, due 04/01/33	1,833	0.0
151,467		7.000%, due 04/01/33	173,756	0.1
100,106	^	7.000%, due 04/25/33	19,901	0.0
289,431		7.000%, due 04/01/34	333,247	0.1
713,470	^	7.315%, due 10/25/33	131,162	0.0
943,348	^	7.395%, due 03/25/23	101,069	0.0
71,139		7.500%, due 09/01/32	83,152	0.0
182,945		7.500%, due 01/01/33	213,470	0.1
15,005		7.500%, due 07/25/42	17,374	0.0
15,201		7.500%, due 02/25/44	17,435	0.0
470,151	^	7.515%, due 07/25/31	103,278	0.0
259,970	^	7.515%, due 02/25/32	52,239	0.0
121,258	^	7.715%, due 07/25/32	30,182	0.0
173,728		23.339%, due 06/25/36	243,868	0.1
104,674		23.707%, due 03/25/36	153,259	0.0
114,812		27.128%, due 04/25/35	182,253	0.1
300,501	^	5.500%, due 07/01/33	45,427	0.0
105,984	^	5.500%, due 06/01/35	15,614	0.0
493,740	^	6.000%, due 12/01/32	66,038	0.0
166,090	^	6.000%, due 02/01/33	26,055	0.0
274,424	^	6.000%, due 03/01/33	34,603	0.0
176,028	^	6.000%, due 03/01/33	28,747	0.0
120,680	^	6.000%, due 09/01/35	20,169	0.0
762,751	^	6.500%, due 02/01/32	130,800	0.0
100,416	^	7.000%, due 02/01/28	15,345	0.0
146,844	^	7.500%, due 01/01/24	27,946	0.0
			38,209,103	8.7
		Government National Mortgage Association: 0.6%
232,222		5.000%, due 04/15/34	256,477	0.1
173,346		5.500%, due 04/15/33	192,663	0.1
35,013		5.500%, due 07/15/33	38,915	0.0
68,480		5.500%, due 04/15/34	76,111	0.0
1,054,459		6.000%, due 08/15/36	1,178,392	0.3
147,028		6.000%, due 07/20/39	165,851	0.0
47,266		6.500%, due 02/20/35	54,429	0.0
122,472		8.000%, due 01/16/30	140,409	0.0
511,827		8.000%, due 02/16/30	587,951	0.1
			2,691,198	0.6
		Total U.S. Government Agency Obligations
		(Cost $70,651,006)	73,304,287	16.7
U.S. TREASURY OBLIGATIONS: 29.3%
		U.S. Treasury Bonds: 3.7%
317,000		2.125%, due 08/15/21	323,193	0.1
12,038,000		4.375%, due 05/15/41	15,602,404	3.6
			15,925,597	3.7
		U.S. Treasury Notes: 25.6%
14,320,000		0.125%, due 08/31/13	14,287,007	3.2
5,565,000		0.375%, due 07/31/13	5,578,695	1.3
28,434,000		0.500%, due 08/15/14	28,525,188	6.5
59,288,000	L	1.000%, due 08/31/16	59,486,970	13.6
4,160,000		2.250%, due 07/31/18	4,395,627	1.0
			112,273,487	25.6
		Total U.S. Treasury Obligations
		(Cost $128,105,586)	128,199,084	29.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.3%
		Canada: 0.0%
182		AbitibiBowater, Inc.	$2,730	0.0
		United States: 0.3%
43,083	@	American Media, Inc.	689,328	0.2
733		Rock-Tenn Co.	35,683	0.0
14,240	@	Visteon Corp.	612,320	0.1
			1,337,331	0.3
		Total Common Stock
		(Cost $1,691,642)	1,340,061	0.3
WARRANTS: –%
		Consumer Discretionary: – %
2,406	X	Media News Group	—	—
		Total Warrants
		(Cost $–)	—	—

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
		Options on Currencies: 0.2%
8,300,000	@	EUR vs JPY Currency Put Option, Strike @ 102.250, Exp. 11/17/11 Counterparty: Deutsche Bank AG	$247,879	0.1
11,300,000	@	USD vs EUR Currency Call Option, Strike @ 1.350, Exp. 10/13/11 Counterparty: Deutsche Bank AG	175,238	0.0
22,500,000	@	USD vs EUR Currency Call Option, Strike @ 1.355, Exp. 11/17/11 Counterparty: Deutsche Bank AG	636,932	0.1
			1,060,049	0.2
		Total Purchased Options
		(Cost $811,365)	1,060,049	0.2
		Total Long-Term Investments
		(Cost $464,738,090)	456,440,402	104.2

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 16.2%
Securities Lending Collateral(cc)(1): 14.5%
435,640		R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$348,512	0.1
62,995,354			BNY Mellon Overnight Government Fund	62,995,354	14.4
				63,343,866	14.5
Foreign Government Bonds: 0.7%
KRW	1,046,000,000		Korea Monetary Stabilization Bond, 3.280%, 10/02/12	885,405	0.2
KRW	2,784,000,000		Korea Monetary Stabilization Bond, 3.810%, 08/02/12	2,368,490	0.5
				3,253,895	0.7

Shares				Value	Percentage of Net Assets
Mutual Funds: 1.0%
4,178,100			BlackRock Liquidity Funds, TempFund, Institutional Class
			(Cost $4,178,100)	$4,178,100	1.0
Total Short-Term Investments
			(Cost $71,050,230)	70,775,861	16.2
			Total Investments in Securities (Cost $535,788,320)*	$527,216,263	120.4
			Liabilities in Excess of Other Assets	(89,265,623)	(20.4)
			Net Assets	$437,950,640	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		&	Payment-in-kind
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis.
		R	Restricted Security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		AUD	Australian Dollar
		BRL	Brazilian Real
		CAD	Canadian Dollar
		COP	Colombian Peso
		EUR	EU Euro
		GBP	British Pound
		KRW	South Korean Won
		MXN	Mexican Peso
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		RUB	Russian Ruble
		ZAR	South African Rand

Cost for federal income tax purposes is $535,956,540.
Net unrealized depreciation consists of:
			Gross Unrealized Appreciation	$9,092,418
			Gross Unrealized Depreciation	(17,832,695)
			Net Unrealized depreciation	$(8,740,277)

Sector Diversification	Percentage of Net Assets
Automobile Asset-Backed Securities	0.1%
Collateralized Mortgage Obligations	6.2
Consumer Discretionary	5.1
Consumer Staples	1.2
Energy	2.2
Federal Home Loan Mortgage Corporation	6.2
Federal National Mortgage Association	8.7
Financials	9.8
Foreign Government Bonds	25.5
Government National Mortgage Association	0.6
Health Care	1.3
Industrials	1.1
Information Technology	1.2
Materials	0.8
Options on Currencies	0.2
Structured Products	0.7
Telecommunication Services	0.2
Telecommunications	1.5
U.S. Government Agency Obligations	1.2
U.S. Treasury Bonds	3.7
U.S. Treasury Notes	25.6
Utilities	1.8
Short-Term Investments	15.5
Liabilities in Excess of Other Assets	(20.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Canada	$2,730	$—	$—	$2,730
United States	648,003	—	689,328	1,337,331
Total Common Stock	650,733	—	689,328	1,340,061
Warrants	—	—	—	—
Purchased Options	—	1,060,049	—	1,060,049
Corporate Bonds/Notes	—	106,067,748	7,529,264	113,597,012
Collateralized Mortgage Obligations	—	27,006,513	105,283	27,111,796
Structured Products	—	—	3,226,043	3,226,043
Short-Term Investments	67,173,454	3,253,895	348,512	70,775,861
U.S. Treasury Obligations	15,602,404	112,596,680	—	128,199,084
Foreign Government Bonds	—	101,559,715	6,820,299	108,380,014
Asset-Backed Securities	—	222,056	—	222,056
U.S. Government Agency Obligations	—	73,304,287	—	73,304,287
Total Investments, at value	$83,426,591	$425,070,943	$18,718,729	$527,216,263
Other Financial Instruments+
Swaps	294,264	755,104	—	1,049,368
Futures	1,111,086	—	—	1,111,086
Forward Foreign Currency Contracts	—	20,330,331	—	20,330,331
Total Assets	$84,831,941	$446,156,378	$18,718,729	$549,707,048
Liabilities Table
Other Financial Instruments+
Swaps	$(437,606)	$(14,180,816)	$—	$(14,618,422)
Futures	(2,188,319)	—	—	(2,188,319)
Written Options	—	(280,501)	—	(280,501)
Forward Foreign Currency Contracts	—	(21,558,201)	—	(21,558,201)
Total Liabilities	$(2,625,925)	$(36,019,518)	$—	$(38,645,443)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$746,182	$533,871	$(41,999)	$—	$(7,410)	$(541,316)	$—	$—	$689,328
Preferred Stock	623,500	—	(554,625)	—	(170,375)	101,500	—	—	—
Warrants	167,500	—	—	—	—	—	—	(167,500)	—
Corporate Bonds/Notes	619,258	8,067,391	(96,340)	(9,433)	(752,960)	(130,652)	—	(168,000)	7,529,264
Collateralized Mortgage Obligations	67,346	—	(12,211)	1,555	2,785	45,808	—	—	105,283
Foreign Government Bonds	11,787,375	13,961,059	(15,287,462)	(11,067)	(144,254)	(1,743,494)	—	(1,741,858)	6,820,299
Structured Products	5,224,285	—	(1,647,157)	(290,987)	(1,630,478)	1,570,380	—	—	3,226,043
Short-Term Investments	348,512	—	—	—	—	—	—	—	348,512
Total Investments, at value	$19,583,958	$22,562,321	$(17,639,794)	$(309,932)	$(2,702,692)	$(697,774)	$—	$(2,077,358)	$18,718,729
Other Financial Instruments+:
Swaps	392,588	—	(380,897)	7,585	380,897	(400,173)	—	—	—
Total Assets	$19,976,546	$22,562,321	$(18,020,691)	$(302,347)	$(2,321,795)	$(1,097,947)	$—	$(2,077,358)	$18,718,729

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(209,794)	$—	$61,236	$(73)	$(61,236)	$209,867	$—	$—	$—
Total Liabilities	$(209,794)	$—	$61,236	$(73)	$(61,236)	$209,867	$—	$—	$—

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(2,406,999).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Global Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	EU Euro	1,650,529	Buy	10/07/11	$2,258,000	$2,211,173	$(46,827)
Citigroup, Inc.	EU Euro	8,130,257	Buy	10/07/11	11,305,000	10,891,902	(413,098)
Citigroup, Inc.	Mexican Peso	36,220,284	Buy	10/07/11	2,813,000	2,609,842	(203,158)
Citigroup, Inc.	Swiss Franc	2,381,687	Buy	10/21/11	2,690,232	2,628,689	(61,543)
Citigroup, Inc.	Russian Ruble	67,919,960	Buy	10/21/11	2,159,205	2,101,762	(57,443)
Citigroup, Inc.	Swedish Krona	60,025,160	Buy	10/21/11	9,102,000	8,738,438	(363,562)
Citigroup, Inc.	Mexican Peso	5,436	Buy	10/07/11	438	392	(46)
Citigroup, Inc.	New Zealand Dollar	5,546,412	Buy	10/07/11	4,637,000	4,226,164	(410,836)
Citigroup, Inc.	Australian Dollar	7,944,149	Buy	10/07/11	8,243,016	7,680,140	(562,876)
Citigroup, Inc.	Mexican Peso	7,835,285	Buy	10/07/11	636,504	564,570	(71,934)
Citigroup, Inc.	Australian Dollar	25,446	Buy	10/07/11	26,426	24,601	(1,825)
Citigroup, Inc.	Japanese Yen	657,648	Buy	10/07/11	8,629	8,527	(102)
Credit Suisse First Boston	Japanese Yen	617,184,740	Buy	10/07/11	8,083,000	8,002,661	(80,339)
Credit Suisse First Boston	Japanese Yen	687,535,702	Buy	10/07/11	9,003,000	8,914,859	(88,141)
Credit Suisse First Boston	Mexican Peso	11,111,884	Buy	10/07/11	824,000	800,664	(23,336)
Credit Suisse First Boston	Japanese Yen	532,041,724	Buy	10/07/11	6,965,000	6,898,663	(66,337)
Credit Suisse First Boston	EU Euro	5,904,938	Buy	10/07/11	8,145,000	7,910,698	(234,302)
Credit Suisse First Boston	Mexican Peso	88,267,923	Buy	10/07/11	6,844,880	6,360,120	(484,760)
Credit Suisse First Boston	Australian Dollar	1,487,438	Buy	10/07/11	1,523,000	1,438,006	(84,994)
Credit Suisse First Boston	EU Euro	8,364,378	Buy	10/07/11	11,417,000	11,205,549	(211,451)
Credit Suisse First Boston	EU Euro	6,602,376	Buy	10/07/11	9,133,000	8,845,038	(287,962)
Credit Suisse First Boston	Japanese Yen	195,225,156	Buy	10/07/11	2,520,000	2,531,366	11,366
Credit Suisse First Boston	Norwegian Krone	9,033,078	Buy	10/21/11	1,580,000	1,537,198	(42,802)
Credit Suisse First Boston	British Pound	2,742,570	Buy	10/21/11	4,330,000	4,275,846	(54,154)
Credit Suisse First Boston	Japanese Yen	710,798,174	Buy	10/07/11	9,277,000	9,216,490	(60,510)
Deutsche Bank AG	EU Euro	2,338,604	Buy	10/07/11	3,196,000	3,132,970	(63,030)
Deutsche Bank AG	Indonesian Rupiah	55,697,943,525	Buy	10/19/11	6,495,387	6,325,337	(170,050)
Deutsche Bank AG	Australian Dollar	1,234,797	Buy	10/07/11	1,202,000	1,193,761	(8,239)
Deutsche Bank AG	EU Euro	6,582,979	Buy	10/07/11	9,003,000	8,819,052	(183,948)
Deutsche Bank AG	Australian Dollar	716,139	Buy	10/07/11	728,000	692,339	(35,661)
Deutsche Bank AG	Japanese Yen	1,036,699,107	Buy	10/07/11	13,519,000	13,442,250	(76,750)
Deutsche Bank AG	Australian Dollar	2,026,894	Buy	10/07/11	2,095,000	1,959,534	(135,466)
Deutsche Bank AG	Japanese Yen	84,264,535	Buy	10/07/11	1,096,000	1,092,607	(3,393)
Deutsche Bank AG	Hungarian Forint	795,308,800	Buy	10/07/11	3,872,000	3,634,154	(237,846)
Deutsche Bank AG	Mexican Peso	28,828,435	Buy	10/07/11	2,225,000	2,077,224	(147,776)
Deutsche Bank AG	Taiwan New Dollar	277,868,760	Buy	10/21/11	9,204,000	9,121,697	(82,303)
Deutsche Bank AG	Australian Dollar	4,428,409	Buy	10/07/11	4,567,000	4,281,239	(285,761)
Deutsche Bank AG	British Pound	485,613	Buy	10/21/11	753,000	757,103	4,103
Deutsche Bank AG	Japanese Yen	86,707,264	Buy	10/07/11	1,120,000	1,124,281	4,281
Deutsche Bank AG	Swedish Krona	61,884,224	Buy	10/21/11	8,980,000	9,009,079	29,079
Deutsche Bank AG	Australian Dollar	989,928	Buy	10/07/11	1,050,000	957,030	(92,970)
Deutsche Bank AG	Canadian Dollar	1,461,331	Buy	10/07/11	1,481,000	1,394,285	(86,715)
Deutsche Bank AG	EU Euro	6,577,698	Buy	10/07/11	9,211,000	8,811,978	(399,022)
Deutsche Bank AG	Chilean Peso	2,286,760,570	Buy	10/21/11	4,647,887	4,387,122	(260,765)
Deutsche Bank AG	Malaysian Ringgit	13,342,914	Buy	10/21/11	4,224,446	4,175,703	(48,743)
Deutsche Bank AG	British Pound	12,809,913	Buy	10/21/11	20,235,000	19,971,490	(263,510)
Deutsche Bank AG	Japanese Yen	1,852,240,000	Buy	10/07/11	24,169,698	24,016,875	(152,823)
Deutsche Bank AG	Norwegian Krone	11,979,811	Buy	10/21/11	2,150,000	2,038,656	(111,344)
Deutsche Bank AG	Australian Dollar	4,408,448	Buy	10/07/11	4,637,000	4,261,942	(375,058)
Deutsche Bank AG	EU Euro	661,480	Buy	10/07/11	958,000	886,168	(71,832)
Deutsche Bank AG	EU Euro	1,391,193	Buy	10/07/11	1,999,000	1,863,747	(135,253)
Deutsche Bank AG	Canadian Dollar	2,583,187	Buy	10/07/11	2,609,000	2,464,669	(144,331)
Deutsche Bank AG	Canadian Dollar	20,581,953	Buy	10/07/11	20,842,485	19,637,647	(1,204,838)
Deutsche Bank AG	Canadian Dollar	2,150,875	Buy	10/07/11	2,174,000	2,052,192	(121,808)
Deutsche Bank AG	EU Euro	823,847	Buy	10/07/11	1,183,000	1,103,687	(79,313)
Deutsche Bank AG	EU Euro	213,774	Buy	10/07/11	308,006	286,389	(21,617)
Deutsche Bank AG	Polish Zloty	11,554,576	Buy	11/18/11	3,692,000	3,470,118	(221,882)
Deutsche Bank AG	Singapore Dollar	12,846,274	Buy	11/18/11	10,332,675	9,822,825	(509,850)
Deutsche Bank AG	Indonesian Rupiah	37,935,087,000	Buy	10/21/11	4,434,000	4,307,302	(126,698)
Deutsche Bank AG	Brazilian Real	22,338,199	Buy	12/16/11	11,674,000	11,685,784	11,784
Deutsche Bank AG	Indonesian Rupiah	83,408,458,000	Buy	10/21/11	9,719,000	9,470,530	(248,470)
Deutsche Bank AG	Indonesian Rupiah	40,948,280,000	Buy	10/21/11	4,735,000	4,649,431	(85,569)
HSBC	South African Rand	106,548,061	Buy	10/07/11	12,752,000	13,181,636	429,636
HSBC	Malaysian Ringgit	14,775,255	Buy	10/21/11	4,713,000	4,623,959	(89,041)
HSBC	EU Euro	6,695,473	Buy	10/07/11	9,133,000	8,969,758	(163,242)
HSBC	Norwegian Krone	51,725,770	Buy	10/21/11	8,980,000	8,802,398	(177,602)
HSBC	South African Rand	22,587,438	Buy	10/07/11	3,068,070	2,794,414	(273,656)
HSBC	EU Euro	6,378,111	Buy	10/07/11	8,935,000	8,544,596	(390,404)
HSBC	Czech Koruna	191,696,310	Buy	10/07/11	11,505,000	10,404,832	(1,100,168)
HSBC	Philippine Peso	391,528,170	Buy	11/18/11	8,940,020	8,930,558	(9,462)
HSBC	Brazilian Real	8,212,538	Buy	12/16/11	4,422,000	4,296,226	(125,774)
HSBC	Indian Rupee	190,043,460	Buy	10/21/11	4,198,000	3,867,996	(330,004)
HSBC	Indian Rupee	448,328,790	Buy	10/21/11	9,905,630	9,124,933	(780,697)
HSBC	Chinese Yuan	46,078,200	Buy	03/02/12	7,245,000	7,238,880	(6,120)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	1,831,129	Buy	10/07/11	$1,791,000	$1,770,275	$(20,725)
JPMorgan Chase & Co.	Mexican Peso	97,980,153	Buy	10/07/11	7,122,000	7,059,931	(62,069)
JPMorgan Chase & Co.	Japanese Yen	138,211,399	Buy	10/07/11	1,809,000	1,792,104	(16,896)
JPMorgan Chase & Co.	Australian Dollar	893,209	Buy	10/07/11	904,000	863,525	(40,475)
JPMorgan Chase & Co.	EU Euro	8,201,854	Buy	10/07/11	11,252,000	10,987,819	(264,181)
JPMorgan Chase & Co.	Australian Dollar	1,453,282	Buy	10/07/11	1,491,000	1,404,984	(86,016)
JPMorgan Chase & Co.	Mexican Peso	23,531,984	Buy	10/07/11	1,782,000	1,695,590	(86,410)
JPMorgan Chase & Co.	EU Euro	2,807,152	Buy	10/07/11	3,897,000	3,760,671	(136,329)
JPMorgan Chase & Co.	Australian Dollar	1,311,582	Buy	10/07/11	1,343,000	1,267,994	(75,006)
JPMorgan Chase & Co.	British Pound	297,582	Buy	10/21/11	464,000	463,950	(50)
JPMorgan Chase & Co.	EU Euro	8,252,360	Buy	10/07/11	11,321,000	11,055,481	(265,519)
JPMorgan Chase & Co.	New Zealand Dollar	1,087,464	Buy	10/07/11	897,000	828,608	(68,392)
JPMorgan Chase & Co.	Japanese Yen	158,428,261	Buy	10/07/11	2,039,000	2,054,243	15,243
JPMorgan Chase & Co.	Israeli New Shekel	15,983,004	Buy	10/21/11	4,304,245	4,261,943	(42,302)
JPMorgan Chase & Co.	Japanese Yen	24,425,485	Buy	10/07/11	318,000	316,710	(1,290)
JPMorgan Chase & Co.	Canadian Dollar	1,923,234	Buy	10/07/11	1,953,000	1,834,996	(118,004)
JPMorgan Chase & Co.	Mexican Peso	12,578,098	Buy	10/07/11	1,006,000	906,311	(99,689)
JPMorgan Chase & Co.	Canadian Dollar	2,045,908	Buy	10/07/11	2,068,000	1,952,041	(115,959)
JPMorgan Chase & Co.	Japanese Yen	121,500,819	Buy	10/07/11	1,589,000	1,575,428	(13,572)
JPMorgan Chase & Co.	Japanese Yen	4,832,288,720	Buy	10/07/11	62,966,257	62,657,364	(308,893)
JPMorgan Chase & Co.	Japanese Yen	130,197,404	Buy	10/07/11	1,697,000	1,688,191	(8,809)
JPMorgan Chase & Co.	Singapore Dollar	5,840,940	Buy	12/16/11	4,516,000	4,466,786	(49,214)
Morgan Stanley	Australian Dollar	6,876,378	Buy	10/07/11	6,735,000	6,647,855	(87,145)
Morgan Stanley	Canadian Dollar	968,102	Buy	10/07/11	942,000	923,685	(18,315)
Morgan Stanley	New Zealand Dollar	5,730,242	Buy	10/07/11	4,490,000	4,366,236	(123,764)
Morgan Stanley	South African Rand	22,587,438	Buy	10/07/11	3,068,945	2,794,413	(274,532)
Morgan Stanley	British Pound	1,452,701	Buy	10/21/11	2,245,000	2,264,856	19,856
Morgan Stanley	New Zealand Dollar	1,205,039	Buy	10/07/11	999,000	918,196	(80,804)
Morgan Stanley	British Pound	14,760,591	Buy	10/21/11	23,101,904	23,012,724	(89,180)
Morgan Stanley	Norwegian Krone	56,057,090	Buy	10/21/11	9,811,458	9,539,477	(271,981)
Morgan Stanley	Canadian Dollar	1,101,864	Buy	10/07/11	1,116,000	1,051,310	(64,690)
Morgan Stanley	EU Euro	29,097,634	Buy	10/07/11	41,857,296	38,981,375	(2,875,921)
Morgan Stanley	South Korean Won	5,175,817,500	Buy	11/18/11	4,438,000	4,380,015	(57,985)
Morgan Stanley	South Korean Won	2,156,064,000	Buy	11/18/11	1,821,000	1,824,561	3,561
Morgan Stanley	South Korean Won	5,075,595,000	Buy	11/18/11	4,305,000	4,295,202	(9,798)
Morgan Stanley	South Korean Won	2,380,224,000	Buy	11/18/11	2,024,000	2,014,255	(9,745)
Morgan Stanley	South Korean Won	2,435,803,200	Buy	11/18/11	2,124,000	2,061,289	(62,711)
Morgan Stanley	Indian Rupee	258,142,575	Buy	10/21/11	5,610,576	5,254,032	(356,544)
Morgan Stanley	South Korean Won	2,899,932,000	Buy	11/18/11	2,622,000	2,454,056	(167,944)
Morgan Stanley	Indian Rupee	218,312,300	Buy	10/21/11	4,846,000	4,443,357	(402,643)
UBS Warburg LLC	New Zealand Dollar	1,281,889	Buy	10/07/11	992,000	976,753	(15,247)
UBS Warburg LLC	Mexican Peso	15,758,112	Buy	10/07/11	1,144,000	1,135,446	(8,554)
UBS Warburg LLC	New Zealand Dollar	4,212,484	Buy	10/07/11	3,280,000	3,209,760	(70,240)
UBS Warburg LLC	Swedish Krona	13,877,606	Buy	10/21/11	2,031,000	2,020,296	(10,704)
UBS Warburg LLC	British Pound	1,436,464	Buy	10/21/11	2,206,000	2,239,542	33,542
UBS Warburg LLC	Australian Dollar	4,546,319	Buy	10/07/11	4,782,000	4,395,231	(386,769)
UBS Warburg LLC	New Zealand Dollar	7,979,752	Buy	10/07/11	6,684,000	6,080,281	(603,719)
							$(20,917,426)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Norwegian Krone	2,619,912	Sell	10/21/11	$448,000	$445,842	$2,158
Citigroup, Inc.	Taiwan New Dollar	230,992,800	Sell	10/21/11	7,735,343	7,582,884	152,459
Citigroup, Inc.	Swedish Krona	77,020,809	Sell	10/21/11	11,435,411	11,212,657	222,754
Citigroup, Inc.	Czech Koruna	161,296,090	Sell	10/07/11	9,491,188	8,754,779	736,409
Citigroup, Inc.	New Zealand Dollar	4,185,030	Sell	10/07/11	3,446,481	3,188,841	257,640
Credit Suisse First Boston	Japanese Yen	1,033,722,822	Sell	10/07/11	13,470,000	13,403,658	66,342
Credit Suisse First Boston	Mexican Peso	26,585,586	Sell	10/07/11	1,918,000	1,915,617	2,383
Credit Suisse First Boston	Canadian Dollar	1,559,711	Sell	10/07/11	1,512,000	1,488,151	23,849
Credit Suisse First Boston	Japanese Yen	688,288,353	Sell	10/07/11	9,003,000	8,924,619	78,381
Credit Suisse First Boston	EU Euro	6,602,667	Sell	10/07/11	9,003,000	8,845,428	157,572
Credit Suisse First Boston	Canadian Dollar	2,508,582	Sell	10/07/11	2,558,000	2,393,487	164,513
Credit Suisse First Boston	Japanese Yen	625,790,726	Sell	10/07/11	8,152,000	8,114,250	37,750
Credit Suisse First Boston	EU Euro	6,680,334	Sell	10/07/11	9,134,000	8,949,476	184,524
Credit Suisse First Boston	Norwegian Krone	27,016,826	Sell	10/21/11	4,735,000	4,597,570	137,430
Credit Suisse First Boston	British Pound	5,780,648	Sell	10/21/11	9,001,000	9,012,406	(11,406)
Credit Suisse First Boston	British Pound	7,122,552	Sell	10/21/11	11,255,000	11,104,523	150,477
Deutsche Bank AG	Indonesian Rupiah	6,989,816,320	Sell	10/21/11	806,859	793,652	13,207
Deutsche Bank AG	EU Euro	8,212,953	Sell	10/07/11	11,252,000	11,002,688	249,312
Deutsche Bank AG	EU Euro	1,433,712	Sell	10/07/11	1,926,000	1,920,708	5,292
Deutsche Bank AG	Japanese Yen	1,019,359,472	Sell	10/07/11	13,346,000	13,217,418	128,582
Deutsche Bank AG	EU Euro	8,221,035	Sell	10/07/11	11,266,000	11,013,516	252,484
Deutsche Bank AG	Hungarian Forint	924,293,160	Sell	10/07/11	4,326,000	4,223,547	102,453
Deutsche Bank AG	Japanese Yen	59,717,134	Sell	10/07/11	781,000	774,316	6,684
Deutsche Bank AG	EU Euro	1,332,760	Sell	10/07/11	1,817,000	1,785,466	31,534
Deutsche Bank AG	Canadian Dollar	2,235,305	Sell	10/07/11	2,253,000	2,132,748	120,252
Deutsche Bank AG	Mexican Peso	12,494,016	Sell	10/07/11	960,000	900,253	59,747
Deutsche Bank AG	EU Euro	975,669	Sell	10/07/11	1,344,000	1,307,079	36,921
Deutsche Bank AG	EU Euro	8,141,487	Sell	10/07/11	11,305,000	10,906,947	398,053
Deutsche Bank AG	Norwegian Krone	31,685,668	Sell	10/21/11	5,443,000	5,392,087	50,913
Deutsche Bank AG	Japanese Yen	136,036,982	Sell	10/07/11	1,776,000	1,763,909	12,091
Deutsche Bank AG	Canadian Dollar	776,532	Sell	10/07/11	784,000	740,905	43,095
Deutsche Bank AG	Norwegian Krone	8,028,855	Sell	10/21/11	1,378,000	1,366,305	11,695
Deutsche Bank AG	New Zealand Dollar	5,569,743	Sell	10/07/11	4,567,000	4,243,942	323,058
Deutsche Bank AG	Australian Dollar	4,389,367	Sell	10/07/11	4,567,000	4,243,494	323,506
Deutsche Bank AG	British Pound	891,379	Sell	10/21/11	1,379,000	1,389,717	(10,717)
Deutsche Bank AG	Japanese Yen	898,246,309	Sell	10/07/11	11,594,000	11,647,016	(53,016)
Deutsche Bank AG	Canadian Dollar	1,715,617	Sell	10/07/11	1,730,000	1,636,904	93,096
Deutsche Bank AG	New Zealand Dollar	1,049,220	Sell	10/07/11	862,000	799,467	62,533
Deutsche Bank AG	New Zealand Dollar	738,941	Sell	10/07/11	606,000	563,046	42,954
Deutsche Bank AG	Norwegian Krone	15,111,421	Sell	10/21/11	2,673,000	2,571,576	101,424
Deutsche Bank AG	Swedish Krona	45,295,123	Sell	10/21/11	6,760,000	6,594,045	165,955
Deutsche Bank AG	British Pound	4,382,741	Sell	10/21/11	6,856,000	6,832,978	23,022
Deutsche Bank AG	Norwegian Krone	5,148,893	Sell	10/21/11	920,000	876,209	43,791
Deutsche Bank AG	Canadian Dollar	6,647,652	Sell	10/07/11	6,778,000	6,342,656	435,344
Deutsche Bank AG	Canadian Dollar	9,205,447	Sell	10/07/11	9,275,000	8,783,098	491,902
Deutsche Bank AG	Australian Dollar	4,771,679	Sell	10/07/11	4,970,000	4,613,102	356,898
Deutsche Bank AG	South African Rand	162,277,062	Sell	10/07/11	22,330,067	20,076,171	2,253,896
Deutsche Bank AG	New Zealand Dollar	2,325,277	Sell	10/07/11	1,901,000	1,771,777	129,223
Deutsche Bank AG	Australian Dollar	716,369	Sell	10/07/11	741,000	692,562	48,438
Deutsche Bank AG	Philippine Peso	391,528,170	Sell	11/18/11	8,938,999	8,930,558	8,441
Deutsche Bank AG	Indian Rupee	351,221,040	Sell	10/21/11	7,682,000	7,148,478	533,522
Deutsche Bank AG	Singapore Dollar	9,278,207	Sell	12/16/11	7,340,870	7,095,392	245,478
HSBC	South African Rand	101,764,512	Sell	10/07/11	13,656,000	12,589,837	1,066,163
HSBC	British Pound	1,720,124	Sell	10/21/11	2,696,000	2,681,785	14,215
HSBC	Norwegian Krone	51,113,725	Sell	10/21/11	8,858,000	8,698,244	159,756
HSBC	Colombian Peso	6,814,178,200	Sell	10/21/11	3,611,500	3,526,187	85,313
HSBC	Peruvian Nuevo Sol	2,875,979	Sell	10/21/11	1,046,572	1,033,952	12,620
HSBC	Colombian Peso	15,265,479,049	Sell	10/21/11	8,186,560	7,899,549	287,011

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	EU Euro	16,900,000	Sell	10/07/11	$24,090,798	$22,640,509	$1,450,289
HSBC	Hungarian Forint	1,103,909,420	Sell	10/07/11	5,822,000	5,044,301	777,699
HSBC	South Korean Won	2,518,297,500	Sell	11/18/11	2,157,000	2,131,099	25,901
HSBC	South Korean Won	3,205,653,880	Sell	11/18/11	2,782,323	2,712,771	69,552
HSBC	Polish Zloty	13,823,349	Sell	11/18/11	4,281,000	4,151,486	129,514
HSBC	Brazilian Real	19,934,164	Sell	12/16/11	11,051,205	10,428,161	623,044
HSBC	Brazilian Real	16,581,588	Sell	12/16/11	9,517,887	8,674,327	843,560
JPMorgan Chase & Co.	Japanese Yen	133,212,656	Sell	10/07/11	1,742,000	1,727,288	14,712
JPMorgan Chase & Co.	EU Euro	5,669,478	Sell	10/07/11	7,779,000	7,595,258	183,742
JPMorgan Chase & Co.	New Zealand Dollar	8,500	Sell	10/07/11	7,000	6,476	524
JPMorgan Chase & Co.	Mexican Peso	58,798,868	Sell	10/07/11	4,452,000	4,236,735	215,265
JPMorgan Chase & Co.	Mexican Peso	58,813,560	Sell	10/07/11	4,452,000	4,237,794	214,206
JPMorgan Chase & Co.	EU Euro	54,653	Sell	10/07/11	74,500	73,217	1,283
JPMorgan Chase & Co.	New Zealand Dollar	2,019,110	Sell	10/07/11	1,659,000	1,538,489	120,511
JPMorgan Chase & Co.	Australian Dollar	1,541,568	Sell	10/07/11	1,588,000	1,490,337	97,663
JPMorgan Chase & Co.	Canadian Dollar	1,437,919	Sell	10/07/11	1,460,000	1,371,947	88,053
JPMorgan Chase & Co.	Japanese Yen	373,018,801	Sell	10/07/11	4,866,000	4,836,709	29,291
JPMorgan Chase & Co.	British Pound	1,372,089	Sell	10/21/11	2,139,000	2,139,176	(176)
JPMorgan Chase & Co.	EU Euro	61,777	Sell	10/07/11	85,000	82,761	2,239
JPMorgan Chase & Co.	EU Euro	8,331,410	Sell	10/07/11	11,371,000	11,161,382	209,618
JPMorgan Chase & Co.	EU Euro	11,267,000	Sell	10/07/11	15,440,657	15,094,119	346,538
JPMorgan Chase & Co.	Japanese Yen	221,627,143	Sell	10/07/11	2,885,000	2,873,705	11,295
JPMorgan Chase & Co.	Japanese Yen	117,381,029	Sell	10/07/11	1,519,000	1,522,009	(3,009)
JPMorgan Chase & Co.	Canadian Dollar	1,496,748	Sell	10/07/11	1,500,000	1,428,077	71,923
JPMorgan Chase & Co.	New Zealand Dollar	1,156,492	Sell	10/07/11	948,000	881,205	66,795
JPMorgan Chase & Co.	Norwegian Krone	22,449,680	Sell	10/21/11	3,832,000	3,820,359	11,641
JPMorgan Chase & Co.	Australian Dollar	1,422,983	Sell	10/07/11	1,490,000	1,375,693	114,307
JPMorgan Chase & Co.	Mexican Peso	20,575,711	Sell	10/07/11	1,638,000	1,482,577	155,423
JPMorgan Chase & Co.	Japanese Yen	534,203,233	Sell	10/07/11	6,958,000	6,926,690	31,310
JPMorgan Chase & Co.	Mexican Peso	58,550,194	Sell	10/07/11	4,717,263	4,218,817	498,446
JPMorgan Chase & Co.	EU Euro	1,627,582	Sell	10/07/11	2,323,000	2,180,431	142,569
JPMorgan Chase & Co.	New Zealand Dollar	2,709,644	Sell	10/07/11	2,300,000	2,064,650	235,350
JPMorgan Chase & Co.	Japanese Yen	118,644,831	Sell	10/07/11	1,551,000	1,538,396	12,604
JPMorgan Chase & Co.	EU Euro	164,034	Sell	10/07/11	238,342	219,752	18,590
JPMorgan Chase & Co.	Japanese Yen	331,820,755	Sell	10/07/11	4,327,000	4,302,519	24,481
JPMorgan Chase & Co.	Australian Dollar	2,166,727	Sell	10/07/11	2,247,000	2,094,720	152,280
JPMorgan Chase & Co.	Japanese Yen	894,112,333	Sell	10/07/11	11,646,000	11,593,414	52,586
JPMorgan Chase & Co.	Canadian Dollar	2,119,352	Sell	10/07/11	2,141,000	2,022,116	118,884
JPMorgan Chase & Co.	Polish Zloty	14,273,328	Sell	11/18/11	4,528,714	4,286,626	242,088
Morgan Stanley	EU Euro	6,571,123	Sell	10/07/11	9,161,000	8,803,170	357,830
Morgan Stanley	Indonesian Rupiah	150,162,000,000	Sell	10/21/11	17,400,000	17,049,994	350,006
Morgan Stanley	South Korean Won	2,326,230,470	Sell	11/18/11	2,031,820	1,968,563	63,257
Morgan Stanley	South Korean Won	2,498,265,000	Sell	11/18/11	2,163,000	2,114,147	48,853
Morgan Stanley	Indonesian Rupiah	87,587,200,000	Sell	10/21/11	10,100,000	9,945,001	154,999
UBS Warburg LLC	EU Euro	1,045,417	Sell	10/07/11	1,412,000	1,400,519	11,481
UBS Warburg LLC	New Zealand Dollar	1,065,551	Sell	10/07/11	829,000	811,911	17,089
UBS Warburg LLC	New Zealand Dollar	1,042,116	Sell	10/07/11	864,000	794,055	69,945
UBS Warburg LLC	Canadian Dollar	1,539,504	Sell	10/07/11	1,555,000	1,468,871	86,129
							$19,689,556

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING Global Bond Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	29	12/15/11	$3,206,727	$(28,204)
Australia 3-Year Bond	11	12/15/11	1,136,192	1,819
Canada 10-Year Bond	264	12/19/11	33,484,340	292,468
Euro-Bund	135	12/08/11	24,686,365	(239,044)
Long Gilt	354	12/28/11	71,758,323	541,477
Short Gilt	73	12/28/11	11,966,504	18,607
U.S. Treasury 2-Year Note	158	12/30/11	34,792,093	(17,005)
U.S. Treasury 5-Year Note	109	12/30/11	13,350,797	(66,694)
			$194,381,341	$503,424
Short Contracts
30-year German Government Bond	2	12/08/11	330,757	7,916
Euro-Bobl 5-Year	334	12/08/11	54,650,152	144,622
Euro-Schatz	292	12/08/11	42,885,947	91,939
Medium Gilt	146	12/28/11	25,321,814	(77,917)
U.S. Treasury 10-Year Note	61	12/20/11	7,935,719	12,238
U.S. Treasury Long Bond	280	12/20/11	39,935,000	(1,224,856)
U.S. Treasury Ultra Long Bond	35	12/20/11	5,551,875	(534,599)
			$176,611,264	$(1,580,657)

ING Global Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	CDX.NA.HY.17	Sell	5.000	12/20/16	USD	22,000,000	$(2,673,015)	$(2,597,388)	$(75,627)
							$(2,673,015)	$(2,597,388)	$(75,627)

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING Global Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.0600% and pay a floating rate based on the 3-month AUD-BBR-BBSW Counterparty: Morgan Stanley	09/29/13	AUD	76,100,000	$62,148	$—	$62,148
Receive a fixed rate equal to 1.0400% and pay a floating rate based on the 3-month CAD-BA-CDOR Counterparty: Deutsche Bank AG	09/27/13	CAD	41,800,000	63,572	—	63,572
Receive a floating rate based on the 6-month CLP-CHIBNOM and pay a fixed rate equal to 4.9900% Counterparty: Deutsche Bank AG	08/03/13	CLP	14,911,612,000	(437,606)	—	(437,606)
Receive a floating rate based on the CLP-CLUFUF and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Deutsche Bank AG	08/03/13	CLP	14,911,612,000	294,264	—	294,264
Receive a floating rate based on the 6-month EURIBOR and pay a fixed rate equal to 2.538% Counterparty: Credit Suisse First Boston	07/20/16	EUR	16,000,000	(596,525)	—	(596,525)
Receive a fixed rate equal to 2.8900% and pay a floating rate based on the 3-month ILS-TELBOR Counterparty: Morgan Stanley	09/10/13	ILS	36,600,000	44,494	—	44,494
Receive a fixed rate equal to 3.4700% and pay a floating rate based on the 3-month ILS-TELBOR Counterparty: Morgan Stanley	09/08/16	ILS	30,500,000	(39,118)	—	(39,118)
Receive a fixed rate equal to 4.3900% and pay a floating rate based on the 3-month ILS-TELBOR Counterparty: Morgan Stanley	09/09/21	ILS	8,300,000	7,127	—	7,127
Receive a fixed rate equal to 7.540% and pay a floating rate based on INR-MIBOR-OIS-COMPOUND Counterparty: Citigroup, Inc.	03/09/13	INR	1,000,000,000	(23,653)	—	(23,653)
Receive a floating rate based on INR-MIBOR-OIS-COMPOUND and pay a fixed rate equal to 8.100% Counterparty: Citigroup, Inc.	03/09/16	INR	420,000,000	(321,194)	—	(321,194)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.830% Counterparty: Merrill Lynch	06/24/13	KRW	18,400,000,000	(98,211)	—	(98,211)
Receive a floating rate based on the 3-month KRW-CD and pay a fixed rate equal to 3.775% Counterparty: Merrill Lynch	06/24/13	KRW	27,466,100,000	(125,114)	—	(125,114)
Receive a fixed rate equal to 4.8600% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Bank of America	09/17/13	MXN	178,550,000	(15,918)	—	(15,918)
Receive a fixed rate equal to 4.9050% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Bank of America	09/18/13	MXN	178,550,000	(5,105)	—	(5,105)
Receive a fixed rate equal to 4.8300% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	08/09/13	MXN	129,337,317	(12,191)	—	(12,191)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.5800% Counterparty: Citigroup, Inc.	08/05/16	MXN	113,170,152	74,117	—	74,117
Receive a fixed rate equal to 6.4800% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	07/30/21	MXN	32,334,329	(67,748)	—	(67,748)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.2900% Counterparty: Morgan Stanley	09/02/16	MXN	106,000,000	178,233	—	178,233
Receive a fixed rate equal to 6.2700% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Morgan Stanley	08/27/21	MXN	61,000,000	(204,917)	—	(204,917)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.998% Counterparty: Citigroup, Inc.	02/10/13	USD	60,000,000	(364,343)	—	(364,343)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.535% Counterparty: Citigroup, Inc.	02/10/16	USD	100,000,000	(6,216,196)	—	(6,216,196)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.768% Counterparty: Citigroup, Inc.	02/10/21	USD	20,000,000	(3,013,067)	—	(3,013,067)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.750% Counterparty: Credit Suisse First Boston	09/19/14	USD	44,000,000	66,553	—	66,553
Receive a fixed rate equal to 1.7188% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Credit Suisse First Boston	09/19/17	USD	29,300,000	55,190	—	55,190

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.7213% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Credit Suisse First Boston	09/19/17	USD	7,900,000	$15,811	$—	$15,811
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.5975% Counterparty: Credit Suisse First Boston	09/19/22	USD	3,100,000	(59,933)	—	(59,933)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.5850% Counterparty: Credit Suisse First Boston	09/19/22	USD	9,000,000	(163,867)	—	(163,867)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.5350% Counterparty: Deutsche Bank AG	09/29/13	USD	46,900,000	36,223	—	36,223
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.7100% Counterparty: JPMorgan Chase & Co.	09/23/14	USD	40,500,000	96,990	—	96,990
Receive a fixed rate equal to 1.5930% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: JPMorgan Chase & Co.	09/23/17	USD	37,200,000	(167,202)	—	(167,202)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.3990% Counterparty: JPMorgan Chase & Co.	09/23/22	USD	12,100,000	(13,499)	—	(13,499)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.5350% Counterparty: Morgan Stanley	09/30/13	USD	70,400,000	54,646	—	54,646
				$(10,896,039)	$—	$(10,896,039)

ING Global Bond Portfolio Written OTC Options on September 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options On Currencies
8,300,000	Deutsche Bank AG	EUR vs JPY Currency Call Option	106.000	EUR	11/17/11	$203,597	$(150,492)
11,300,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1.405	USD	11/17/11	72,062	(10,790)
22,500,000	Deutsche Bank AG	USD vs EUR Currency Put Option	1.410	USD	11/17/11	291,064	(119,219)
		Total Written OTC Options				$566,723	$(280,501)

PORTFOLIO OF INVESTMENTS
ING Global Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Credit contracts	$(2,673,015)
Foreign exchange contracts	(448,322)
Interest rate contracts	(11,973,272)
Total	$(15,094,609)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.8%
51,021	iShares MSCI Emerging Markets Index Fund	$1,789,306	1.0
196,958	Vanguard Emerging Markets ETF	7,068,823	3.8
	Total Exchange-Traded Funds (Cost $10,906,948)	8,858,129	4.8

MUTUAL FUNDS: 95.0%
	Affiliated Investment Companies: 95.0%
2,884,491	ING Russell Large Cap Index Portfolio - Class I	25,268,137	13.8
2,174,131	ING Russell Mid Cap Index Portfolio - Class I	21,589,125	11.8
3,055,363	ING International Index Portfolio - Class I	21,509,754	11.7
352,911	ING Russell Small Cap Index Portfolio - Class I	3,596,167	2.0
9,206,705	ING U.S. Bond Index Portfolio - Class I	102,010,292	55.7
	Total Mutual Funds (Cost $180,136,265)	173,973,475	95.0
	Total Investments in Securities (Cost $191,043,213)*	$182,831,604	99.8
	Assets in Excess of Other Liabilities	296,371	0.2
	Net Assets	$183,127,975	100.0

Cost for federal income tax purposes is $191,837,164.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$2,879,259
Gross Unrealized Depreciation	(11,884,819)
Net Unrealized depreciation	$(9,005,560)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$8,858,129	$—	$—	$8,858,129
Mutual Funds	173,973,475	—	—	173,973,475
Total Investments, at value	$182,831,604	$—	$—	$182,831,604

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.8%
120,240	iShares MSCI Emerging Markets Index Fund	$4,216,817	1.9
234,424	Vanguard Emerging Markets ETF	8,413,477	3.9
	Total Exchange-Traded Funds (Cost $15,969,969)	12,630,294	5.8
MUTUAL FUNDS: 94.2%
	Affiliated Investment Companies: 94.2%
5,896,943	ING Russell Large Cap Index Portfolio - Class I	51,657,223	23.9
3,456,582	ING Russell Mid Cap Index Portfolio - Class I	34,323,858	15.8
5,168,185	ING International Index Portfolio - Class I	36,384,023	16.8
841,634	ING Russell Small Cap Index Portfolio - Class I	8,576,249	4.0
6,589,372	ING U.S. Bond Index Portfolio - Class I	73,010,238	33.7
	Total Mutual Funds (Cost $214,319,916)	203,951,591	94.2
	Total Investments in Securities (Cost $230,289,885)*	$216,581,885	100.0
	Assets in Excess of Other Liabilities	44,908	—
	Net Assets	$216,626,793	100.0

Cost for federal income tax purposes is $231,542,116.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$1,559,725
Gross Unrealized Depreciation	(16,519,956)
Net Unrealized depreciation	$(14,960,231)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$12,630,294	$—	$—	$12,630,294
Mutual Funds	203,951,591	—	—	203,951,591
Total Investments, at value	$216,581,885	$—	$—	$216,581,885

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
131,398	iShares MSCI Emerging Markets Index Fund	$4,608,128	2.9
171,216	Vanguard Emerging Markets ETF	6,144,942	3.9
	Total Exchange-Traded Funds (Cost $13,651,745)	10,753,070	6.8
MUTUAL FUNDS: 93.2%
	Affiliated Investment Companies: 93.2%
5,747,282	ING Russell Large Cap Index Portfolio - Class I	50,346,186	32.0
3,158,127	ING Russell Mid Cap Index Portfolio - Class I	31,360,202	19.9
4,445,749	ING International Index Portfolio - Class I	31,298,076	19.9
768,964	ING Russell Small Cap Index Portfolio - Class I	7,835,746	5.0
2,335,955	ING U.S. Bond Index Portfolio - Class I	25,882,384	16.4
	Total Mutual Funds (Cost $157,769,475)	146,722,594	93.2
	Total Investments in Securities (Cost $171,421,220)*	$157,475,664	100.0
	Liabilities in Excess of Other Assets	(57,754)	—
	Net Assets	$157,417,910	100.0

Cost for federal income tax purposes is $172,395,901.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$519,281
Gross Unrealized Depreciation	(15,439,518)
Net Unrealized depreciation	$(14,920,237)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$10,753,070	$—	$—	$10,753,070
Mutual Funds	146,722,594	—	—	146,722,594
Total Investments, at value	$157,475,664	$—	$—	$157,475,664

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of September 30, 2011 (Unaudited)

Shares	Value		Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.9%
75,852	iShares MSCI Emerging Markets Index Fund	$2,660,130	3.0
98,865	Vanguard Emerging Markets ETF	3,548,265	3.9
	Total Exchange-Traded Funds (Cost $7,932,064)	6,208,395	6.9
MMUTUAL FUNDS: 93.3%
	Affiliated Investment Companies: 93.3%
3,637,935	ING Russell Large Cap Index Portfolio - Class I	31,868,315	35.1
1,827,656	ING Russell Mid Cap Index Portfolio - Class I	18,148,625	20.0
3,217,482	ING International Index Portfolio - Class I	22,651,070	25.0
445,013	ING Russell Small Cap Index Portfolio - Class I	4,534,678	5.0
676,032	ING U.S. Bond Index Portfolio - Class I	7,490,431	8.2
	Total Mutual Funds (Cost $92,808,872)	84,693,119	93.3
	Total Investments in Securities (Cost $100,740,936)*	$90,901,514	100.2
	Liabilities in Excess of Other Assets	(149,475)	(0.2)
	Net Assets	$90,752,039	100.0

Cost for federal income tax purposes is $101,467,779.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$107,218
Gross Unrealized Depreciation	(10,673,483)
Net Unrealized depreciation	$(10,566,265)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$6,208,395	$—	$—	$6,208,395
Mutual Funds	84,693,119	—	—	84,693,119
Total Investments, at value	$90,901,514	$—	$—	$90,901,514

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.8%
6,193	iShares MSCI Emerging Markets Index Fund	$217,188	2.9
8,002	Vanguard Emerging Markets ETF	287,192	3.9
	Total Exchange-Traded Funds (Cost $643,229)	504,380	6.8
MUTUAL FUNDS: 93.9%
	Affiliated Investment Companies: 93.9%
298,866	ING Russell Large Cap Index Portfolio - Class I	2,618,066	35.3
150,148	ING Russell Mid Cap Index Portfolio - Class I	1,490,967	20.1
264,704	ING International Index Portfolio - Class I	1,863,518	25.2
36,558	ING Russell Small Cap Index Portfolio - Class I	372,531	5.0
55,528	ING U.S. Bond Index Portfolio - Class I	615,246	8.3
	Total Mutual Funds (Cost $7,957,028)	6,960,328	93.9
	Total Investments in Securities (Cost $8,600,257)*	$7,464,708	100.7
	Liabilities in Excess of Other Assets	(52,753)	(0.7)
	Net Assets	$7,411,955	100.0

Cost for federal income tax purposes is $8,653,230.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,185
Gross Unrealized Depreciation	(1,195,707)
Net Unrealized depreciation	$(1,188,522)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$504,380	$—	$—	$504,380
Mutual Funds	6,960,328	—	—	6,960,328
Total Investments, at value	$7,464,708	$—	$—	$7,464,708

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of September 30, 2011 (Unaudited)

Shares	Value		Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.9%
47,359	iShares MSCI Emerging Markets Index Fund	$1,660,880	1.0
92,343	Vanguard Emerging Markets ETF	3,314,190	1.9
	Total Exchange-Traded Funds (Cost $6,212,011)	4,975,070	2.9
MUTUAL FUNDS: 97.1%
	Affiliated Investment Companies: 97.1%
2,514,947	ING Russell Large Cap Index Portfolio - Class I	22,030,933	12.8
1,701,370	ING Russell Mid Cap Index Portfolio - Class I	16,894,601	9.8
1,436,184	ING International Index Portfolio - Class I	10,110,733	5.8
10,685,074	ING U.S. Bond Index Portfolio - Class I	118,390,617	68.7
	Total Mutual Funds (Cost $168,782,046)	167,426,884	97.1
	Total Investments in Securities (Cost $174,994,057)*	$172,401,954	100.0
	Liabilities in Excess of Other Assets	(61,896)	—
	Net Assets	$172,340,058	100.0

Cost for federal income tax purposes is $175,452,375.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$4,617,344
Gross Unrealized Depreciation	(7,667,765)
Net Unrealized depreciation	$(3,050,421)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Exchange-Traded Funds	$4,975,070	$—	$—	$4,975,070
Mutual Funds	167,426,884	—	—	167,426,884
Total Investments, at value	$172,401,954	$—	$—	$172,401,954

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Consumer Discretionary: 15.7%
490,444		Comcast Corp. – Class A	$10,250,280	3.9
156,046	@	General Motors Co.	3,149,008	1.2
54,940		Home Depot, Inc.	1,805,878	0.7
125,298		Lowe’s Cos., Inc.	2,423,263	0.9
33,103		Macy’s, Inc.	871,271	0.3
267,941		News Corp. - Class B	4,177,200	1.6
166,803		Staples, Inc.	2,218,480	0.8
42,330		Target Corp.	2,075,863	0.8
81,130		Time Warner Cable, Inc.	5,084,417	1.9
105,082		Time Warner, Inc.	3,149,308	1.2
168,402		Viacom - Class B	6,523,893	2.4
			41,728,861	15.7
		Consumer Staples: 9.6%
52,548		Avon Products, Inc.	1,029,941	0.4
31,886		Coca-Cola Co.	2,154,218	0.8
144,409		CVS Caremark Corp.	4,849,254	1.8
194,433		Kraft Foods, Inc.	6,529,060	2.4
21,992		PepsiCo, Inc.	1,361,305	0.5
18,184		Procter & Gamble Co.	1,148,865	0.4
173,868		Unilever NV ADR	5,475,104	2.1
59,970		Wal-Mart Stores, Inc.	3,112,443	1.2
			25,660,190	9.6
		Energy: 11.2%
133,532		BP PLC ADR	4,816,499	1.8
76,356		Chesapeake Energy Corp.	1,950,896	0.8
57,756		Chevron Corp.	5,343,585	2.0
171,855		Halliburton Co.	5,245,015	2.0
56,109		Murphy Oil Corp.	2,477,773	0.9
44,690		Noble Corp.	1,311,651	0.5
86,660		Royal Dutch Shell PLC - Class A ADR	5,331,323	2.0
265,393		Weatherford International Ltd.	3,240,449	1.2
			29,717,191	11.2
		Financials: 19.3%
25,915		Aflac, Inc.	905,729	0.3
221,976		Allstate Corp.	5,258,611	2.0
468,863		Bank of America Corp.	2,869,442	1.1
222,075		Bank of New York Mellon Corp.	4,128,374	1.5
26,465		Chubb Corp.	1,587,635	0.6
219,775		Citigroup, Inc.	5,630,635	2.1
162,398		Fifth Third Bancorp.	1,640,220	0.6
24,961		Goldman Sachs Group, Inc.	2,360,063	0.9
220,147		JPMorgan Chase & Co.	6,630,828	2.5
103,045		Metlife, Inc.	2,886,290	1.1
157,240		Morgan Stanley	2,122,740	0.8
78,145		PNC Financial Services Group, Inc.	3,765,808	1.4
33,931		State Street Corp.	1,091,221	0.4
39,130		Torchmark Corp.	1,364,072	0.5
59,697		Travelers Cos., Inc.	2,909,035	1.1
75,615		US Bancorp.	1,779,977	0.7
182,359		Wells Fargo & Co.	4,398,499	1.7
			51,329,179	19.3
		Health Care: 13.7%
26,289		Abbott Laboratories	1,344,420	0.5
217,613		Bristol-Myers Squibb Co.	6,828,696	2.6
69,953		Cardinal Health, Inc.	2,929,632	1.1
84,405		GlaxoSmithKline PLC ADR	3,485,082	1.3
155,713		Merck & Co., Inc.	5,093,372	1.9
383,637		Pfizer, Inc.	6,782,702	2.5
60,473		Roche Holding AG ADR ADR	2,432,224	0.9
110,400		UnitedHealth Group, Inc.	5,091,648	1.9
39,620		WellPoint, Inc.	2,586,394	1.0
			36,574,170	13.7
		Industrials: 5.7%
45,514		Emerson Electric Co.	1,880,183	0.7
246,104		General Electric Co.	3,750,625	1.4
76,998		Honeywell International, Inc.	3,380,982	1.3
136,240		Ingersoll-Rand PLC	3,826,982	1.4
138,530		Textron, Inc.	2,443,669	0.9
			15,282,441	5.7
		Information Technology: 11.7%
168,985		Cisco Systems, Inc.	2,617,578	1.0
201,398	@	Dell, Inc.	2,849,782	1.1
196,506	@	eBay, Inc.	5,794,962	2.2
202,357		Hewlett-Packard Co.	4,542,914	1.7
93,982		Intel Corp.	2,004,636	0.8
23,637		KLA-Tencor Corp.	904,824	0.3
266,936		Microsoft Corp.	6,644,037	2.5
43,948		Western Union Co.	671,965	0.2
384,581	@	Yahoo!, Inc.	5,061,086	1.9
			31,091,784	11.7
		Materials: 3.8%
286,006		Alcoa, Inc.	2,737,078	1.0
319,769		International Paper Co.	7,434,629	2.8
			10,171,707	3.8
		Telecommunications: 4.3%
130,306		AT&T, Inc.	3,716,327	1.4
131,817		Verizon Communications, Inc.	4,850,866	1.8
112,117		Vodafone Group PLC ADR	2,875,801	1.1
			11,442,994	4.3
		Utilities: 3.4%
78,810		FirstEnergy Corp.	3,539,357	1.3
172,387		PPL Corp.	4,919,925	1.9
8,761		Sempra Energy	451,192	0.2
			8,910,474	3.4
		Total Common Stock
		(Cost $259,310,389)	261,908,991	98.4

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
		Securities Lending Collateral(cc)(1): 0.3%
966,595	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08
		(Cost $966,595)	$773,276	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
4,006,842		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,006,842)	$4,006,842	1.5

		Total Short-Term Investments
		(Cost $4,973,437)	4,780,118	1.8

		Total Investments in Securities (Cost $264,283,826)*	$266,689,109	100.2
		Liabilities in Excess of Other Assets	(624,342)	(0.2)
		Net Assets	$266,064,767	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $296,788,609.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$34,612,309
		Gross Unrealized Depreciation	(64,711,809)
		Net Unrealized depreciation	$(30,099,500)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$261,908,991	$—	$—	$261,908,991
Short-Term Investments	4,006,842	—	773,276	4,780,118
Total Investments, at value	$265,915,833	$—	$773,276	$266,689,109

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Comstock Portfolio	as of September 30, 2011 (Unaudited) (continued)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276
Total Investments, at value	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 62.2%
		Consumer Discretionary: 6.3%
445,865		Comcast Corp. – Class A	$9,318,578	1.3
221,623		Home Depot, Inc.	7,284,748	1.0
194,466		Sony Corp. ADR	3,694,854	0.5
112,935		Time Warner Cable, Inc.	7,077,636	1.0
264,781		Time Warner, Inc.	7,935,487	1.1
253,612		Viacom - Class B	9,824,929	1.4
			45,136,232	6.3
		Consumer Staples: 7.5%
164,551		Archer-Daniels-Midland Co.	4,082,510	0.6
362,690		Avon Products, Inc.	7,108,724	1.0
84,909		Coca-Cola Co.	5,736,452	0.8
35,209	@	Energizer Holdings, Inc.	2,339,286	0.3
141,077		Kraft Foods, Inc.	4,737,366	0.7
184,220		Procter & Gamble Co.	11,639,020	1.6
235,484		Sysco Corp.	6,099,035	0.8
222,418		Unilever NV ADR	7,003,943	1.0
149,038		Walgreen Co.	4,901,860	0.7
			53,648,196	7.5
		Energy: 8.0%
182,549		Anadarko Petroleum Corp.	11,509,714	1.6
67,293		Baker Hughes, Inc.	3,106,245	0.4
47,942	@	Cameron International Corp.	1,991,511	0.3
38,151		ConocoPhillips	2,415,721	0.3
75,095		Devon Energy Corp.	4,163,267	0.6
79,768		ExxonMobil Corp.	5,793,550	0.8
128,986		Hess Corp.	6,766,606	1.0
55,638		Occidental Petroleum Corp.	3,978,117	0.6
165,653		Royal Dutch Shell PLC - Class A ADR	10,190,972	1.4
83,135		Schlumberger Ltd.	4,965,653	0.7
100,108		Williams Cos., Inc.	2,436,629	0.3
			57,317,985	8.0
		Financials: 12.1%
334,636		Bank of America Corp.	2,047,972	0.3
162,384		BB&T Corp.	3,463,651	0.5
470,508		Charles Schwab Corp.	5,302,625	0.7
66,657		Chubb Corp.	3,998,753	0.6
245,304		Citigroup, Inc.	6,284,689	0.9
226,298		Fifth Third Bancorp.	2,285,610	0.3
609,004		JPMorgan Chase & Co.	18,343,200	2.6
552,342		Marsh & McLennan Cos., Inc.	14,659,157	2.1
275,155		Morgan Stanley	3,714,593	0.5
93,743		Northern Trust Corp.	3,279,130	0.5
165,453		PNC Financial Services Group, Inc.	7,973,180	1.1
106,038		Principal Financial Group, Inc.	2,403,881	0.3
508,374		Regions Financial Corp.	1,692,885	0.2
108,667		State Street Corp.	3,494,731	0.5
136,634		US Bancorp.	3,216,364	0.4
172,255		Wells Fargo & Co.	4,154,791	0.6
			86,315,212	12.1
		Health Care: 8.4%
76,383		Abbott Laboratories	3,906,227	0.6
325,400		Bristol-Myers Squibb Co.	10,211,052	1.4
97,075		Cardinal Health, Inc.	4,065,501	0.6
43,593		Cigna Corp.	1,828,291	0.3
26,622		Eli Lilly & Co.	984,215	0.1
116,236	@	HCA Holdings, Inc.	2,343,318	0.3
150,738		Medtronic, Inc.	5,010,531	0.7
205,661		Merck & Co., Inc.	6,727,171	0.9
675,335		Pfizer, Inc.	11,939,923	1.7
275,360		UnitedHealth Group, Inc.	12,699,603	1.8
			59,715,832	8.4
		Industrials: 6.1%
126,129		Avery Dennison Corp.	3,163,315	0.4
106,750		Cintas Corp.	3,003,945	0.4
30,504		FedEx Corp.	2,064,511	0.3
1,235,184		General Electric Co.	18,824,204	2.6
183,388		Ingersoll-Rand PLC	5,151,369	0.7
16,331		Manpower, Inc.	549,048	0.1
92,886		Robert Half International, Inc.	1,971,041	0.3
226,368		Tyco International Ltd.	9,224,496	1.3
			43,951,929	6.1
		Information Technology: 7.8%
177,965		Amdocs Ltd.	4,826,411	0.7
340,252		Applied Materials, Inc.	3,521,608	0.5
328,617	@	Dell, Inc.	4,649,931	0.6
400,009	@	eBay, Inc.	11,796,265	1.6
237,977		Hewlett-Packard Co.	5,342,584	0.7
196,355		Intel Corp.	4,188,252	0.6
422,668		Microsoft Corp.	10,520,207	1.5
108,151		STMicroelectronics NV	715,201	0.1
200,400		STMicroelectronics NV	1,302,600	0.2
267,198		Western Union Co.	4,085,457	0.6
375,358	@	Yahoo!, Inc.	4,939,711	0.7
			55,888,227	7.8
		Materials: 0.6%
62,256		PPG Industries, Inc.	4,399,009	0.6

		Telecommunications: 2.1%
171,140		Verizon Communications, Inc.	6,297,952	0.9
346,032		Vodafone Group PLC ADR	8,875,721	1.2
			15,173,673	2.1
		Utilities: 3.3%
310,878		American Electric Power Co., Inc.	11,819,582	1.7
95,238		Edison International	3,642,853	0.5
47,189		Entergy Corp.	3,128,159	0.4
103,859		FirstEnergy Corp.	4,664,308	0.7
			23,254,902	3.3
		Total Common Stock
		(Cost $449,693,048)	444,801,197	62.2

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 1.9%
		Consumer Discretionary: 0.0%
7,890		Nielsen Holdings NV	$424,580	0.0

		Energy: 0.7%
107,000	P	El Paso Energy Capital Trust I	4,785,040	0.7

		Financials: 0.5%
35,144		Keycorp	3,567,116	0.5

		Health Care: 0.5%
2,600		Healthsouth Corp.	2,155,400	0.3
30,451	P	Omnicare, Inc.	1,256,104	0.2
			3,411,504	0.5
		Industrials: 0.2%
179,631	#	Swift Mandatory Common Exchange Security Trust	1,408,307	0.2

		Total Preferred Stock
		(Cost $13,689,077)	13,596,547	1.9

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.0%
		Consumer Discretionary: 3.4%
580,000		Advance Auto Parts, Inc., 5.750%, 05/01/20	$647,055	0.1
395,000		Autozone, Inc., 6.500%, 01/15/14	440,251	0.1
390,000		Best Buy Co., Inc., 5.500%, 03/15/21	355,478	0.1
550,000		Comcast Corp., 5.700%, 05/15/18	637,219	0.1
295,000		Continental Airlines Pass Through Trust, 4.750%, 01/12/21	283,200	0.0
60,000	#	Cox Communications, Inc., 8.375%, 03/01/39	83,107	0.0
950,000		DirecTV Holdings, LLC, 7.625%, 05/15/16	1,022,244	0.2
290,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	285,023	0.0
2,575,000	#	Gaylord Entertainment Co., 3.750%, 10/01/14	2,620,062	0.4
2,333,000		Interpublic Group of Cos., Inc., 4.250%, 03/15/23	2,365,079	0.3
803,000		Interpublic Group of Cos., Inc., 4.750%, 03/15/23	857,202	0.1
3,949,000		International Game Technology, 3.250%, 05/01/14	4,561,095	0.6
2,349,100		Liberty Media Corp., 3.125%, 03/30/23	2,534,092	0.4
255,000		Macys Retail Holdings, Inc., 5.350%, 03/15/12	258,959	0.0
4,434,000		MGM Resorts International, 4.250%, 04/15/15	3,907,462	0.6
200,000		NBCUniversal Media LLC, 2.100%, 04/01/14	203,230	0.0
125,000		NBCUniversal Media LLC, 5.150%, 04/30/20	137,495	0.0
210,000		NBCUniversal Media LLC, 5.950%, 04/01/41	235,096	0.0
245,000		O’Reilly Automotive, Inc., 4.875%, 01/14/21	254,809	0.0
175,000		Raytheon Co., 1.625%, 10/15/15	174,776	0.0
245,000		Time Warner Cable, Inc., 8.750%, 02/14/19	314,306	0.1
445,000		Time Warner Cable, Inc., 5.875%, 11/15/40	458,737	0.1
160,000		Time Warner, Inc., 5.875%, 11/15/16	181,171	0.0
555,000	#	Tupperware Brands Corp., 4.750%, 06/01/21	557,787	0.1
50,000		Wal-Mart Stores, Inc., 6.500%, 08/15/37	66,712	0.0
200,000		WPP Finance UK, 8.000%, 09/15/14	226,603	0.0
555,000		Wyndham Worldwide Corp., 5.625%, 03/01/21	558,632	0.1
220,000		Yum! Brands, Inc., 5.300%, 09/15/19	249,144	0.0
115,000		Yum! Brands, Inc., 6.250%, 03/15/18	136,277	0.0
			24,612,303	3.4
		Consumer Staples: 0.5%
375,000		Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15	402,039	0.1
240,000		Corn Products International, Inc., 6.625%, 04/15/37	291,643	0.0
67,334	#	CVS Lease Pass-through, 8.353%, 07/10/31	83,795	0.0
386,905		CVS Pass-Through Trust, 6.036%, 12/10/28	408,306	0.1
235,000		Delhaize Group, 5.875%, 02/01/14	256,245	0.0
415,000	#	FBG Finance Ltd., 5.125%, 06/15/15	450,783	0.1
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, 06/30/20	299,425	0.0
355,000		Kraft Foods, Inc., 6.875%, 01/26/39	450,580	0.1
170,000		Kraft Foods, Inc., 7.000%, 08/11/37	220,289	0.0
170,000		Kraft Foods, Inc., 5.375%, 02/10/20	192,971	0.0
100,000		Kraft Foods, Inc., 6.875%, 02/01/38	126,802	0.0
480,000		Safeway, Inc., 3.950%, 08/15/20	485,212	0.1
			3,668,090	0.5
		Energy: 0.5%
145,000		Enterprise Products Operating L.P., 5.250%, 01/31/20	159,825	0.0
300,000		Enterprise Products Operating L.P., 6.500%, 01/31/19	354,170	0.1
735,000	#	Gold Fields Ltd., 4.875%, 10/07/20	678,812	0.1

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
1,555,000		Helix Energy Solutions Group, Inc., 3.250%, 12/15/25	$1,531,675	0.2
250,000		Hess Corp., 5.600%, 02/15/41	271,440	0.0
370,000		Petroleos Mexicanos, 5.500%, 01/21/21	392,200	0.1
165,000		Spectra Energy Capital, LLC, 7.500%, 09/15/38	216,839	0.0
215,000		Texas Eastern Transmission LP, 7.000%, 07/15/32	273,190	0.0
			3,878,151	0.5
		Financials: 6.7%
165,000		Abbey National Treasury Services PLC/London, 2.875%, 04/25/14	155,637	0.0
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	278,792	0.0
300,000		Aegon NV, 4.625%, 12/01/15	307,151	0.0
3,071,000		Affiliated Managers Group, Inc., 3.950%, 08/15/38	3,236,066	0.5
700,000		Ally Financial, Inc., 2.200%, 12/19/12	715,845	0.1
950,000		Bank of America Corp., 5.650%, 05/01/18	904,192	0.1
400,000		Bank of America Corp., 5.750%, 12/01/17	375,904	0.1
305,000		Barclays Bank PLC, 5.140%, 10/14/20	248,080	0.0
525,000		Barclays Bank PLC, 6.750%, 05/22/19	568,682	0.1
260,000		Bear Stearns Cos., Inc., 7.250%, 02/01/18	307,186	0.0
430,000	#	BPCE S.A., 2.375%, 10/04/13	418,669	0.1
240,000		Brookfield Asset Management, Inc., 7.125%, 06/15/12	247,899	0.0
515,000		Charles Schwab Corp., 4.450%, 07/22/20	544,388	0.1
1,500,000		Citibank NA, 1.750%, 12/28/12	1,526,637	0.2
4,200,000		Citigroup Funding, Inc., 2.250%, 12/10/12	4,293,269	0.6
575,000		Citigroup, Inc., 6.125%, 11/21/17	615,688	0.1
345,000		Citigroup, Inc., 8.500%, 05/22/19	417,765	0.1
325,000		CNA Financial Corp., 5.875%, 08/15/20	334,949	0.1
385,000	#	Commonwealth Bank of Australia, 5.000%, 10/15/19	400,899	0.1
130,000		Credit Suisse AG, 5.400%, 01/14/20	125,253	0.0
185,000		Credit Suisse/New York NY, 5.300%, 08/13/19	187,429	0.0
95,000		Credit Suisse New York, 6.000%, 02/15/18	96,627	0.0
1,065,000	#	Dexus Diversified Trust / Dexus Office Trust, 5.600%, 03/15/21	1,113,907	0.2
340,000		Digital Realty Trust L.P., 4.500%, 07/15/15	347,467	0.1
225,000	#	ERAC USA Finance LLC, 2.750%, 07/01/13	227,739	0.0
4,950,000		General Electric Capital Corp., 2.625%, 12/28/12	5,091,679	0.7
700,000		General Electric Capital Corp., 6.000%, 08/07/19	790,152	0.1
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, 03/15/17	3,510,130	0.5
1,010,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	1,049,094	0.1
345,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	317,165	0.0
465,000	#	HBOS PLC, 6.750%, 05/21/18	397,330	0.1
450,000	#	HSBC Bank PLC, 4.125%, 08/12/20	447,046	0.1
150,000		HSBC Finance Corp., 7.000%, 05/15/12	154,451	0.0
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	169,870	0.0
2,075,800		Jefferies Group, Inc., 3.875%, 11/01/29	1,907,141	0.3
435,000		Jefferies Group, Inc., 6.875%, 04/15/21	453,209	0.1
340,000		JPMorgan Chase & Co., 4.400%, 07/22/20	345,090	0.1
775,000		JPMorgan Chase & Co., 6.000%, 01/15/18	865,073	0.1
220,000		Korea Development Bank, 4.375%, 08/10/15	225,207	0.0
625,000		Lloyds TSB Bank PLC, 4.875%, 01/21/16	617,036	0.1
165,000	#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	157,335	0.0
430,000		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	431,142	0.1
455,000		MetLife, Inc., 4.750%, 02/08/21	475,079	0.1
650,000		MF Global Holdings Ltd., 1.875%, 02/01/16	520,000	0.1
831,000		MF Global Holdings Ltd., 9.000%, 06/20/38	886,054	0.1
1,144,000		MGIC Investment Corp., 5.000%, 05/01/17	646,360	0.1
750,000		Morgan Stanley, 3.800%, 04/29/16	692,583	0.1
215,000		Morgan Stanley, 5.750%, 01/25/21	198,425	0.0
790,000		Morgan Stanley, 3.450%, 11/02/15	728,633	0.1
675,000		Morgan Stanley, 4.000%, 07/24/15	637,141	0.1
205,000	#	National Australia Bank Ltd., 3.750%, 03/02/15	214,152	0.0
570,000	#	Nationwide Building Society, 6.250%, 02/25/20	576,100	0.1

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
250,000		Nationwide Financial Services, 6.250%, 11/15/11	$250,942	0.0
290,000	#	Nordea Bank AB, 4.875%, 01/27/20	302,893	0.0
225,000	#	Pacific LifeCorp, 6.000%, 02/10/20	241,231	0.0
360,000		PNC Funding Corp., 5.125%, 02/08/20	399,677	0.1
225,000		PNC Funding Corp., 6.700%, 06/10/19	270,857	0.0
320,000		Prudential Financial, Inc., 4.750%, 09/17/15	334,535	0.0
85,000		Prudential Financial, Inc., 7.375%, 06/15/19	99,867	0.0
590,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.750%, 01/15/20	647,733	0.1
495,000		Royal Bank of Scotland PLC, 4.875%, 03/16/15	485,268	0.1
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, 01/20/15	185,680	0.0
460,000		Senior Housing Properties Trust, 4.300%, 01/15/16	459,832	0.1
775,000	#	Societe Generale, 2.500%, 01/15/14	721,515	0.1
100,000	#	Standard Chartered Bank, 6.400%, 09/26/17	105,511	0.0
315,000	#	Standard Chartered PLC, 3.850%, 04/27/15	323,112	0.0
195,000		Travelers Cos, Inc., 5.350%, 11/01/40	206,728	0.0
305,000		UBS AG, 5.875%, 12/20/17	314,505	0.0
500,000		US Bank NA/Cincinnati OH, 3.778%, 04/29/20	506,994	0.1
300,000	#	WEA Finance LLC, 7.125%, 04/15/18	343,492	0.1
570,000		Wells Fargo & Co., 5.625%, 12/11/17	646,002	0.1
440,000		Westpac Banking Corp., 2.100%, 08/02/13	446,540	0.1
			47,791,711	6.7
		Health Care: 4.7%
610,000		Aetna, Inc., 3.950%, 09/01/20	632,535	0.1
2,365,000		Amylin Pharmaceuticals, Inc., 3.000%, 06/15/14	2,116,675	0.3
3,774,000		Dendreon Corp., 2.875%, 01/15/16	2,726,715	0.4
1,835,000		Endo Pharmaceuticals Holdings, Inc., 1.750%, 04/15/15	2,080,431	0.3
930,000		Express Scripts, Inc., 5.250%, 06/15/12	955,107	0.1
270,000		Express Scripts, Inc., 3.125%, 05/15/16	273,088	0.0
5,261,000		Gilead Sciences, Inc., 1.625%, 05/01/16	6,010,692	0.8
80,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	107,923	0.0
2,956,000	#	Illumina, Inc., 0.250%, 03/15/16	2,608,670	0.4
3,195,000		Life Technologies Corp., 1.500%, 02/15/24	3,242,925	0.4
3,470,000		LifePoint Hospitals, Inc., 3.500%, 05/15/14	3,530,725	0.5
210,000		Medco Health Solutions, Inc., 2.750%, 09/15/15	211,502	0.0
959,000		NuVasive, Inc., 2.750%, 07/01/17	805,560	0.1
1,145,000		Omnicare, Inc., 3.250%, 12/15/35	1,040,519	0.1
1,037,000		Omnicare, Inc., 3.750%, 12/15/25	1,165,329	0.2
885,000		Pfizer, Inc., 6.200%, 03/15/19	1,112,041	0.2
1,889,000		Salix Pharmaceuticals Ltd., 2.750%, 05/15/15	1,889,000	0.3
2,365,000		Teleflex, Inc., 3.875%, 08/01/17	2,580,806	0.4
375,000		WellPoint, Inc., 4.350%, 08/15/20	398,093	0.1
			33,488,336	4.7
		Industrials: 0.7%
1,950,000	#	Cemex SAB de CV, 3.750%, 03/15/18	918,937	0.1
4,300,000		Cemex SAB de CV, 4.875%, 03/15/15	2,058,625	0.3
330,000		CSX Corp., 5.500%, 04/15/41	380,231	0.1
105,000		CSX Corp., 6.150%, 05/01/37	129,921	0.0
245,249		Delta Air Lines, Inc., 6.200%, 07/02/18	252,607	0.0
285,000		General Electric Co., 5.250%, 12/06/17	317,327	0.1
260,000		Ryder System, Inc., 3.150%, 03/02/15	265,160	0.0
170,000		Union Pacific Corp., 6.125%, 02/15/20	207,138	0.0
380,000		Waste Management, Inc., 5.000%, 03/15/14	413,283	0.1
			4,943,229	0.7
		Information Technology: 3.6%
5,593,000		Alcatel-Lucent USA, Inc., 2.875%, 06/15/25	5,194,499	0.7
1,100,000		Cadence Design Systems, Inc., 1.500%, 12/15/13	1,062,875	0.1
475,000		Expedia, Inc., 5.950%, 08/15/20	478,730	0.1
716,000		Linear Technology Corp., 3.000%, 05/01/27	733,900	0.1
1,927,000	#	Linear Technology Corp., 3.000%, 05/01/27	1,975,175	0.3
5,183,000		Micron Technology, Inc., 1.875%, 06/01/14	4,865,541	0.7
2,081,000	#	Novellus Systems, Inc., 2.625%, 05/15/41	1,807,869	0.2

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Information Technology (continued)
6,649,000		SanDisk Corp., 1.000%, 05/15/13	$6,466,152	0.9
1,757,000		Symantec Corp., 1.000%, 06/15/13	2,009,569	0.3
1,466,000	#	Xilinx, Inc., 3.125%, 03/15/37	1,473,330	0.2
			26,067,640	3.6
		Materials: 0.7%
300,000	#	Anglo American Capital PLC, 9.375%, 04/08/19	398,316	0.1
570,000		ArcelorMittal, 3.750%, 08/05/15	532,955	0.1
80,000		ArcelorMittal, 5.500%, 03/01/21	71,908	0.0
80,000		ArcelorMittal, 6.750%, 03/01/41	69,483	0.0
460,000		ArcelorMittal, 9.850%, 06/01/19	522,474	0.1
390,000		Barrick Gold Corp., 2.900%, 05/30/16	395,808	0.1
475,000		Cintas Corp. No 2, 2.850%, 06/01/16	490,542	0.1
360,000		Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/17	386,525	0.0
870,000		Pentair, Inc., 5.000%, 05/15/21	911,623	0.1
335,000		Rio Tinto Finance USA Ltd., 9.000%, 05/01/19	451,993	0.1
75,000		Southern Copper Corp., 5.375%, 04/16/20	77,250	0.0
105,000		Southern Copper Corp., 6.750%, 04/16/40	104,212	0.0
220,000		Vale Overseas Ltd., 5.625%, 09/15/19	232,540	0.0
250,000		Vale Overseas Ltd., 6.875%, 11/10/39	271,250	0.0
			4,916,879	0.7
		Telecommunication Services: 0.1%
315,000		Verizon Communications, Inc., 6.350%, 04/01/19	379,819	0.1

		Telecommunications: 1.6%
225,000		America Movil SAB de CV, 2.375%, 09/08/16	219,825	0.0
325,000		American Tower Corp., 4.500%, 01/15/18	326,144	0.1
125,000		American Tower Corp., 4.625%, 04/01/15	132,712	0.0
4,000		AT&T Corp., 8.000%, 11/15/31	5,609	0.0
270,000		AT&T, Inc., 6.150%, 09/15/34	303,853	0.1
101,000		AT&T, Inc., 5.350%, 09/01/40	106,257	0.0
1,665,000	#	Ciena Corp., 4.000%, 03/15/15	1,604,644	0.2
485,000	#	Clearwire Communications, LLC/Clearwire Finance, Inc., 8.250%, 12/01/40	238,862	0.0
45,000		Corning, Inc., 6.625%, 05/15/19	54,915	0.0
75,000		Corning, Inc., 7.250%, 08/15/36	92,929	0.0
345,000	#	Crown Castle Towers LLC, 3.214%, 08/15/15	350,756	0.1
165,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/30	221,069	0.0
2,000,000	#	JDS Uniphase Corp., 1.000%, 05/15/26	1,957,500	0.3
110,000		Juniper Networks, Inc., 4.600%, 03/15/21	113,537	0.0
3,269,000		SBA Communications Corp., 1.875%, 05/01/13	3,407,932	0.5
435,000		Telecom Italia Capital S.A., 6.999%, 06/04/18	436,891	0.1
205,000		Telecom Italia Capital S.A., 7.175%, 06/18/19	206,062	0.0
880,000		TW Telecom, Inc., 2.375%, 04/01/26	968,000	0.1
280,000		Verizon Communications, Inc., 8.950%, 03/01/39	434,898	0.1
165,000		Verizon Communications, Inc., 3.000%, 04/01/16	172,861	0.0
			11,355,256	1.6
		Utilities: 0.5%
80,407		CenterPoint Energy, Inc., 09/15/29	2,653,431	0.4
150,000	#	EDF S.A., 4.600%, 01/27/20	157,559	0.0
425,000	#	Enel Finance International S.A., 5.125%, 10/07/19	399,469	0.1
115,000		Nisource Finance Corp., 6.800%, 01/15/19	134,484	0.0
			3,344,943	0.5
		Total Corporate Bonds/Notes
		(Cost $164,892,613)	164,446,357	23.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.779%, 10/20/14	353,847	0.1

		Total Collateralized Mortgage Obligations
		(Cost $350,000)	353,847	0.1
MUNICIPAL BONDS: 0.1%
		California: 0.0%
150,000	@	State of California, 5.950%, 04/01/16	170,676	0.0

		Georgia: 0.1%
175,000	@	Municipal Electric Authority of Georgia, 6.637%, 04/01/57	190,032	0.0
325,000	@	Municipal Electric Authority of Georgia, 6.655%, 04/01/57	345,033	0.1
			535,065	0.1

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Texas: 0.0%
230,000	@	Texas State Transportation Commission, 5.028%, 04/01/26	$275,515	0.0

		Total Municipal Bonds
		(Cost $884,579)	981,256	0.1
ASSET-BACKED SECURITIES: 0.0%
		Automobile Asset-Backed Securities: 0.0%
93,866	#	ARI Fleet Lease Trust, 1.679%, 08/15/18	94,403	0.0

		Total Asset-Backed Securities
		(Cost $93,866)	94,403	0.0
U.S. TREASURY OBLIGATIONS: 8.9%
		U.S. Treasury Bonds: 6.0%
2,000,000		2.625%, due 11/15/20	2,142,188	0.3
19,000,000		1.000%, due 04/30/12	19,099,484	2.7
1,910,000		1.750%, due 08/15/12	1,936,263	0.3
400,000		1.750%, due 03/31/14	413,812	0.1
2,940,000		2.250%, due 01/31/15	3,109,970	0.4
1,001,000		2.500%, due 03/31/15	1,069,194	0.2
1,400,000		2.625%, due 06/30/14	1,485,422	0.2
1,500,000		2.625%, due 07/31/14	1,593,984	0.2
2,000,000		2.625%, due 04/30/16	2,161,094	0.3
2,670,000		3.500%, due 02/15/39	2,978,302	0.4
5,000		4.125%, due 08/31/12	5,180	0.0
2,000,000		4.250%, due 11/15/40	2,537,188	0.4
1,300,000		4.375%, due 11/15/39	1,676,594	0.2
1,800,000		4.625%, due 02/15/40	2,412,564	0.3
230,000		6.875%, due 08/15/25	353,302	0.0
			42,974,541	6.0
		U.S. Treasury Notes: 2.9%
4,500,000		0.750%, due 11/30/11	4,505,625	0.7
1,500,000		1.875%, due 04/30/14	1,557,891	0.2
880,000		2.125%, due 11/30/14	925,857	0.1
2,630,000		2.375%, due 10/31/14	2,785,746	0.4
10,000,000		2.750%, due 10/31/13	10,507,030	1.5
			20,282,149	2.9
		Total U.S. Treasury Obligations
		(Cost $59,420,455)	63,256,690	8.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.0%
		Federal Home Loan Mortgage Corporation: 0.5%##
550,000		3.000%, due 07/28/14	587,164	0.1
2,400,000		4.875%, due 06/13/18	2,877,761	0.4
			3,464,925	0.5
		Federal National Mortgage Association: 0.5%##
2,130,000		4.375%, due 10/15/15	2,419,942	0.3
915,000		6.625%, due 11/15/30	1,367,518	0.2
			3,787,460	0.5
		Total U.S. Government Agency Obligations
		(Cost $6,449,874)	7,252,385	1.0
FOREIGN GOVERNMENT BONDS: 0.2%
960,000		Brazil Government International Bond, 6.000%, 01/17/17	1,098,240	0.1
395,000		Republic of Italy, 6.875%, 09/27/23	393,132	0.1
100,000		Peruvian Government International Bond, 7.125%, 03/30/19	121,250	0.0

		Total Foreign Government Bonds
		(Cost $1,511,437)	1,612,622	0.2

		Total Long-Term Investments
		(Cost $696,984,949)	696,395,304	97.4

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Mutual Funds: 2.4%
17,073,374		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $17,073,374)	$17,073,374	2.4

		Total Short-Term Investments
		(Cost $17,073,374)	17,073,374	2.4

		Total Investments in Securities (Cost $714,058,323)*	$713,468,678	99.8
		Assets in Excess of Other Liabilities	1,663,869	0.2
		Net Assets	$715,132,547	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	@	Non-income producing security
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.

		Cost for federal income tax purposes is $715,643,598.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$54,686,830
		Gross Unrealized Depreciation	(56,861,750)
		Net Unrealized depreciation	$(2,174,920)

PORTFOLIO OF INVESTMENTS
ING Invesco Van Kampen Equity and Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$444,801,197	$—	$—	$444,801,197
Preferred Stock	3,567,116	10,029,431	—	13,596,547
Corporate Bonds/Notes	—	160,936,227	3,510,130	164,446,357
Collateralized Mortgage Obligations	—	353,847	—	353,847
Municipal Bonds	—	981,256	—	981,256
Other Bonds	—	1,612,622	—	1,612,622
U.S. Treasury Obligations	—	63,256,690	—	63,256,690
U.S. Government Agency Obligations	—	7,252,385	—	7,252,385
Short-Term Investments	17,073,374	—	—	17,073,374
Asset-Backed Securities	—	94,403	—	94,403
Total Investments, at value	$465,441,687	$244,516,861	$3,510,130	$713,468,678
Other Financial Instruments+
Forward Foreign Currency Contracts	—	307,422	—	307,422
Total Assets	$465,441,687	$244,824,283	$3,510,130	$713,776,100

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	3,981,720	—	—	—	—	(471,590)	—	—	3,510,130
Total Investments, at value	$3,981,720	$—	$—	$—	$—	$(471,590)	$—	$—	$3,510,130

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(471,590).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011, the following forward foreign currency contracts were outstanding for the ING Invesco Van Kampen Equity and Income Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

UBS Warburg LLC	EU Euro	67,743	Sell	10/17/11	$90,950	$90,746	$204
UBS Warburg LLC	EU Euro	39,047	Sell	10/17/11	52,664	52,306	358
UBS Warburg LLC	EU Euro	79,380	Sell	10/17/11	106,991	106,336	655
UBS Warburg LLC	EU Euro	14,281	Sell	10/17/11	19,639	19,131	508
Pershing	EU Euro	134,348	Sell	10/17/11	183,064	179,969	3,095
Pershing	EU Euro	33,768	Sell	10/17/11	46,198	45,234	964
Pershing	EU Euro	4,566,992	Sell	10/17/11	6,219,443	6,117,820	101,623
Pershing	British Pound	4,401,088	Sell	10/17/11	6,967,098	6,861,868	105,230
Pershing	Japanese Yen	229,341,192	Sell	10/17/11	2,974,382	2,974,145	237
Pershing	EU Euro	4,345,738	Sell	10/17/11	5,915,984	5,821,436	94,548
							$307,422

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 21.5%
27,875	@	AMC Networks, Inc.	$890,606	0.3
10,750	@	Autozone, Inc.	3,431,293	1.2
57,600	@	Bed Bath & Beyond, Inc.	3,301,056	1.1
128,700		Cablevision Systems Corp.	2,024,451	0.7
127,800		CBS Corp. - Class B	2,604,564	0.9
118,701	@	Clear Channel Outdoor Holdings, Inc.	1,111,041	0.4
81,653		Darden Restaurants, Inc.	3,490,666	1.2
84,800	@	Dish Network Corp.	2,125,088	0.7
95,500		Expedia, Inc.	2,459,125	0.9
42,600		Family Dollar Stores, Inc.	2,166,636	0.8
107,600		Fortune Brands, Inc.	5,819,008	2.0
183,600		Gannett Co., Inc.	1,749,708	0.6
180,500		Gap, Inc.	2,931,320	1.0
59,000		Genuine Parts Co.	2,997,200	1.0
70,100		Jarden Corp.	1,981,026	0.7
70,600		Kohl’s Corp.	3,466,460	1.2
139,906		Marriott International, Inc.	3,811,039	1.3
40,900	@	Mohawk Industries, Inc.	1,755,019	0.6
41,200		Petsmart, Inc.	1,757,180	0.6
40,500		PVH Corp.	2,358,720	0.8
43,500		Royal Caribbean Cruises Ltd.	941,340	0.3
37,900		Tiffany & Co.	2,305,078	0.8
72,700		TJX Cos., Inc.	4,032,669	1.4
2,050	L	Washington Post	670,289	0.2
43,700		Yum! Brands, Inc.	2,158,343	0.8
			62,338,925	21.5
		Consumer Staples: 5.3%
21,275		Brown-Forman Corp.	1,492,228	0.5
65,600		Dr Pepper Snapple Group, Inc.	2,543,968	0.9
37,800	@	Energizer Holdings, Inc.	2,511,432	0.9
32,100		Hershey Co.	1,901,604	0.6
51,900		JM Smucker Co.	3,782,991	1.3
42,200	@	Ralcorp Holdings, Inc.	3,237,162	1.1
			15,469,385	5.3
		Energy: 5.0%
47,100		CVR Energy, Inc.	995,694	0.3
66,900		Devon Energy Corp.	3,708,936	1.3
48,500		EQT Corp.	2,587,960	0.9
50,600	@	Newfield Exploration Co.	2,008,314	0.7
57,300		Teekay Shipping Corp.	1,295,553	0.4
161,797		Williams Cos., Inc.	3,938,139	1.4
			14,534,596	5.0
		Financials: 23.3%
87,500		Ameriprise Financial, Inc.	3,444,000	1.2
59,000		AON Corp.	2,476,820	0.9
46,000	@	Arch Capital Group Ltd.	1,503,050	0.5
64,659		Bancorpsouth, Inc.	567,706	0.2
129,250		Brookfield Properties Co.	1,779,773	0.6
92,400		Capitol Federal Financial, Inc.	975,744	0.3
43,600		Chubb Corp.	2,615,564	0.9
61,600		City National Corp.	2,326,016	0.8
50,500		Cullen/Frost Bankers, Inc.	2,315,930	0.8
273,000		Fifth Third Bancorp.	2,757,300	1.0
63,200		HCP, Inc.	2,215,792	0.8
202,900		Huntington Bancshares, Inc.	973,920	0.3
150,700	@	Invesco Ltd.	2,337,357	0.8
164,500		Loews Corp.	5,683,475	2.0
52,361		M&T Bank Corp.	3,660,034	1.3
41,900		Northern Trust Corp.	1,465,662	0.5
249,950		Old Republic International Corp.	2,229,554	0.8
110,996		OneBeacon Insurance Group Ltd.	1,513,985	0.5
219,700		People’s United Financial, Inc.	2,504,580	0.9
60,900		Principal Financial Group, Inc.	1,380,603	0.5
69,100		Regency Centers Corp.	2,441,303	0.8
136,600		SunTrust Bank	2,451,970	0.8
61,600		T. Rowe Price Group, Inc.	2,942,632	1.0
36,100		Torchmark Corp.	1,258,446	0.4
51,300		Transatlantic Holdings, Inc.	2,489,076	0.9
33,976		Vornado Realty Trust	2,535,289	0.9
138,300		WR Berkley Corp.	4,106,127	1.4
174,100		XL Group PLC	3,273,080	1.1
92,500		Zions Bancorp.	1,301,475	0.4
			67,526,263	23.3
		Health Care: 5.8%
78,080		AmerisourceBergen Corp.	2,910,041	1.0
40,300		Becton Dickinson & Co.	2,954,796	1.0
77,900	@	Coventry Health Care, Inc.	2,244,299	0.8
66,100	@	HCA Holdings, Inc.	1,332,576	0.5
45,500		Humana, Inc.	3,309,215	1.1
174,700		Lincare Holdings, Inc.	3,930,750	1.4
			16,681,677	5.8
		Industrials: 8.4%
40,700		Alliant Techsystems, Inc.	2,218,557	0.8
84,300		Ametek, Inc.	2,779,371	1.0
73,200		Carlisle Cos., Inc.	2,333,616	0.8
64,079		Cooper Industries PLC	2,955,324	1.0
200	@	Fortune Brands Home & Security, Inc.	2,480	0.0
27,800		L-3 Communications Holdings, Inc.	1,722,766	0.6
58,200		Regal-Beloit Corp.	2,641,116	0.9
243,717		Republic Services, Inc.	6,838,699	2.3
65,041		Snap-On, Inc.	2,887,820	1.0
			24,379,749	8.4
		Information Technology: 6.4%
67,400		Amphenol Corp.	2,747,898	0.9
78,100		Analog Devices, Inc.	2,440,625	0.8
90,700	@	Arrow Electronics, Inc.	2,519,646	0.9

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
117,800		Jack Henry & Associates, Inc.	$3,413,844	1.2
127,000	@	Synopsys, Inc.	3,093,720	1.1
150,430		TE Connectivity Ltd.	4,233,100	1.5
			18,448,833	6.4
		Materials: 7.5%
42,420		Airgas, Inc.	2,707,245	0.9
52,208		Albemarle Corp.	2,109,203	0.7
144,100		Ball Corp.	4,469,982	1.6
48,500		Rock-Tenn Co.	2,360,980	0.8
48,000		Sherwin-Williams Co.	3,567,360	1.2
54,400		Sigma-Aldrich Corp.	3,361,376	1.2
89,200		Silgan Holdings, Inc.	3,277,208	1.1
			21,853,354	7.5
		Telecommunication Services: 0.6%
89,387		Telephone & Data Systems, Inc.	1,767,181	0.6

		Telecommunications: 1.0%
86,800		CenturyTel, Inc.	2,874,816	1.0

		Utilities: 13.7%
73,300		CenterPoint Energy, Inc.	1,438,146	0.5
257,900		CMS Energy Corp.	5,103,841	1.8
121,300		Energen Corp.	4,959,957	1.7
50,500		Northeast Utilities	1,699,325	0.6
78,200		NSTAR	3,504,142	1.2
149,000		NV Energy, Inc.	2,191,790	0.8
71,200		Oneok, Inc.	4,702,048	1.6
69,900		Sempra Energy	3,599,850	1.2
153,400		Westar Energy, Inc.	4,052,828	1.4
122,900		Wisconsin Energy Corp.	3,845,541	1.3
187,900		Xcel Energy, Inc.	4,639,251	1.6
			39,736,719	13.7
		Total Common Stock
		(Cost $283,379,020)	285,611,498	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
		Securities Lending Collateral(cc)(1): 0.2%
565,915	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$452,732	0.2
104,467		BNY Mellon Overnight Government Fund	104,467	0.0
			557,199	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
4,378,157		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $4,378,157)	$4,378,157	1.5

		Total Short-Term Investments
		(Cost $5,048,539)	4,935,356	1.7

		Total Investments in Securities (Cost $288,427,559)*	$290,546,854	100.2
		Liabilities in Excess of Other Assets	(500,664)	(0.2)
		Net Assets	$290,046,190	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $294,173,474.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$24,768,398
		Gross Unrealized Depreciation	(28,395,018)
		Net Unrealized depreciation	$(3,626,620)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$285,611,498	$—	$—	$285,611,498
Short-Term Investments	4,378,157	—	452,732	4,935,356
Total Investments, at value	$289,989,655	$—	$452,732	$290,546,854

*      For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732
Total Investments, at value	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Argentina: 0.2%
103,180		YPF SA ADR	$3,529,788	0.2

		Brazil: 3.7%
456,500		All America Latina Logistica SA	2,051,549	0.1
2,675,000		BM&F Bovespa S.A.	12,334,663	0.9
526,600		Cia de Bebidas das Americas ADR	16,140,290	1.1
544,250		Embraer SA ADR	13,807,622	1.0
353,150	L	Itau Unibanco Holding SA ADR	5,480,888	0.4
158,000		Multiplus SA	2,280,612	0.2
			52,095,624	3.7
		Denmark: 0.5%
122,018		Carlsberg A/S	7,230,698	0.5

		Finland: 0.8%
487,052		Fortum OYJ	11,464,613	0.8

		France: 5.3%
169,658		LVMH Moet Hennessy Louis Vuitton S.A.	22,394,862	1.6
76,600		PPR	9,901,381	0.7
257,370		Societe Generale	6,737,359	0.5
254,354		Technip S.A.	20,378,036	1.5
332,364		Total S.A.	14,663,668	1.0
			74,075,306	5.3
		Germany: 9.5%
191,160		Allianz AG	17,917,234	1.3
271,999		Bayer AG	15,009,911	1.1
24,925		Bayerische Motoren Werke AG	1,646,572	0.1
477,342		Bayerische Motoren Werke AG	22,390,906	1.6
75,093		Linde AG	10,048,428	0.7
598,452		SAP AG	30,450,516	2.2
395,683		Siemens AG	35,599,668	2.5
			133,063,235	9.5
		India: 2.2%
1,488,707		DLF Ltd.	6,592,929	0.5
341,075		Infosys Technologies Ltd.	17,527,254	1.3
1,576,003		Wire and Wireless India Ltd.	215,424	0.0
2,442,949		Zee Telefilms Ltd.	5,843,668	0.4
307,844		Zee Learn Ltd.	121,684	0.0
			30,300,959	2.2
		Ireland: 0.9%
635,750		XL Group PLC	11,952,100	0.9

		Italy: 1.6%
340,418		Lottomatica S.p.A.	5,318,663	0.4
422,355		Prysmian S.p.A.	5,548,622	0.4
139,603		Tod’s S.p.A.	11,776,737	0.8
			22,644,022	1.6
		Japan: 10.1%
13,071		Dai-ichi Life Insurance Co., Ltd.	13,510,942	1.0
70,700		Fanuc Ltd.	9,738,635	0.7
420,400		Hoya Corp.	9,746,786	0.7
2,944		KDDI Corp.	20,267,555	1.4
59,483		Keyence Corp.	16,277,771	1.2
103,300		Kyocera Corp.	8,637,502	0.6
500,900		Mitsubishi Tanabe Pharma Corp.	9,312,459	0.7
330,900		Murata Manufacturing Co., Ltd.	17,965,966	1.3
127,500		Nidec Corp.	10,268,440	0.7
37,500		Nintendo Co., Ltd.	5,510,162	0.4
463,800		Sony Corp.	8,878,053	0.6
398,300		Sumitomo Mitsui Financial Group, Inc.	11,222,336	0.8
			141,336,607	10.1
		Mexico: 3.4%
3,568,278		Fomento Economico Mexicano SA de CV ADR	23,156,518	1.7
1,506,062		Grupo Modelo S.A.	8,511,776	0.6
843,184		Grupo Televisa SAB ADR	15,506,154	1.1
			47,174,448	3.4
		Netherlands: 2.6%
866,273		European Aeronautic Defence and Space Co. NV	24,349,897	1.7
660,930		Koninklijke Philips Electronics NV	11,858,348	0.9
			36,208,245	2.6
		South Korea: 0.7%
37,621		E-Mart Co. Ltd.	9,516,623	0.7

		Spain: 3.0%
2,020,737		Banco Bilbao Vizcaya Argentaria S.A.	16,730,958	1.2
296,293		Inditex S.A.	25,293,064	1.8
			42,024,022	3.0
		Sweden: 6.3%
913,895		Assa Abloy AB	18,802,910	1.3
5,608,957		Telefonaktiebolaget LM Ericsson	53,857,278	3.9
855,055		Investor AB	15,046,900	1.1
			87,707,088	6.3
		Switzerland: 5.7%
763,128		Credit Suisse Group	19,964,362	1.4
325,327		Nestle S.A.	17,910,131	1.3
63,917		Roche Holding AG - Genusschein	10,323,371	0.7
274,399		Transocean Ltd.	13,099,808	0.9
1,652,510		UBS AG - Reg	18,902,355	1.4
			80,200,027	5.7

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Taiwan: 1.1%
7,089,111		Taiwan Semiconductor Manufacturing Co., Ltd.	$15,955,901	1.1

		United Kingdom: 3.4%
919,498		HSBC Holdings PLC	7,026,584	0.5
1,178,830		Kingfisher PLC	4,526,627	0.3
1,603,136		Prudential PLC	13,767,850	1.0
697,517		Unilever PLC	21,849,192	1.6
			47,170,253	3.4
		United States: 37.9%
240,000		3M Co.	17,229,600	1.2
668,263	@	Adobe Systems, Inc.	16,151,917	1.2
633,200		Aetna, Inc.	23,016,820	1.6
294,970		Aflac, Inc.	10,309,202	0.7
63,720		Allergan, Inc.	5,249,254	0.4
862,500		Altera Corp.	27,194,625	1.9
215,470		Amgen, Inc.	11,840,077	0.8
673,740	@	Amylin Pharmaceuticals, Inc.	6,218,620	0.4
352,780		Automatic Data Processing, Inc.	16,633,577	1.2
1,075,230		Bank of America Corp.	6,580,408	0.5
679,390		Carnival Corp.	20,585,517	1.5
286,510		Colgate-Palmolive Co.	25,407,707	1.8
855,370		Corning, Inc.	10,572,373	0.8
1,497,860	@	eBay, Inc.	44,171,891	3.2
275,040		Emerson Electric Co.	11,361,902	0.8
501,550		Fidelity National Title Group, Inc.	7,613,529	0.5
148,030	@	Gilead Sciences, Inc.	5,743,564	0.4
158,380		Goldman Sachs Group, Inc.	14,974,829	1.1
30,590	@	Google, Inc. - Class A	15,734,884	1.1
610,260	@	Intuit, Inc.	28,950,734	2.1
775,730	@	Juniper Networks, Inc.	13,389,100	1.0
884,290		Maxim Integrated Products	20,630,486	1.5
344,210		McDonald’s Corp.	30,228,522	2.2
388,080		McGraw-Hill Cos., Inc.	15,911,280	1.1
912,180		Microsoft Corp.	22,704,160	1.6
241,110		Pfizer, Inc.	4,262,825	0.3
246,080	@	Shuffle Master, Inc.	2,069,533	0.1
357,300	@,L	Theravance, Inc.	7,196,022	0.5
394,170		Tiffany & Co.	23,973,419	1.7
708,330		Walt Disney Co.	21,363,233	1.5
402,130		WellPoint, Inc.	26,251,046	1.9
330,100	@	Zimmer Holdings, Inc.	17,660,350	1.3
			531,181,006	37.9
		Total Common Stock
		(Cost $1,330,652,965)	1,384,830,565	98.9

Shares			Value	Percentage of Net Assets
RIGHTS: 0.0%
		Spain: 0.0%
2,020,737		Banco Bilbao Vizcaya Argentaria SA	$297,800	0.0

		Total Rights
		(Cost $–)	297,800	0.0

		Total Long-Term Investments
		(Cost $1,330,652,965)	1,385,128,365	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Securities Lending Collateral(cc)(1): 1.6%
3,820,850	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$3,056,680	0.2
19,408,424		BNY Mellon Overnight Government Fund	19,408,424	1.4
			22,465,104	1.6

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
11,449,073		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $11,449,073)	$11,449,073	0.8

		Total Short-Term Investments
		(Cost $34,678,347)	33,914,177	2.4

		Total Investments in Securities (Cost $1,365,331,312)*	$1,419,042,542	101.3
		Liabilities in Excess of Other Assets	(17,988,161)	(1.3)
		Net Assets	$1,401,054,381	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $1,384,520,980.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$210,942,018
		Gross Unrealized Depreciation	(176,420,456)
		Net Unrealized appreciation	$34,521,562

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	17.5%
Consumer Staples	9.3
Energy	3.6
Financials	15.7
Health Care	10.1
Industrials	11.5
Information Technology	28.3
Materials	0.7
Telecommunications	1.4
Utilities	0.8
Short-Term Investments	2.4
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Argentina	$3,529,788	$—	$—	$3,529,788
Brazil	46,614,736	5,480,888	—	52,095,624
Denmark	—	7,230,698	—	7,230,698
Finland	—	11,464,613	—	11,464,613
France	—	74,075,306	—	74,075,306
Germany	—	133,063,235	—	133,063,235
India	—	30,300,959	—	30,300,959
Ireland	11,952,100	—	—	11,952,100
Italy	—	22,644,022	—	22,644,022
Japan	—	141,336,607	—	141,336,607
Mexico	47,174,448	—	—	47,174,448
Netherlands	—	36,208,245	—	36,208,245
South Korea	9,516,623	—	—	9,516,623
Spain	16,730,958	25,293,064	—	42,024,022
Sweden	—	87,707,088	—	87,707,088
Switzerland	13,099,808	67,100,219	—	80,200,027
Taiwan	—	15,955,901	—	15,955,901
United Kingdom	—	47,170,253	—	47,170,253
United States	531,181,006	—	—	531,181,006
Total Common Stock	679,799,467	705,031,098	—	1,384,830,565
Rights	297,800	—	—	297,800
Short-Term Investments	30,857,497	—	3,056,680	33,914,177
Total Investments, at value	$710,954,764	$705,031,098	$3,056,680	$1,419,042,542

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680
Total Investments, at value	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited)

	Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.8%
			Consumer Discretionary: 0.2%
2,157,394			Access Group, Inc., 1.553%, 10/27/25	$2,173,819	0.2
	91,972		CVS Pass-Through Trust, 6.943%, 01/10/30	103,623	0.0
				2,277,442	0.2
			Consumer Staples: 0.6%
	3,000,000		Anheuser-Busch InBev Worldwide, Inc., 4.125%, 01/15/15	3,255,126	0.3
	3,000,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,505,758	0.3
	400,000		Philip Morris International, Inc., 5.650%, 05/16/18	473,842	0.0
	300,000		Reynolds American, Inc., 7.625%, 06/01/16	359,737	0.0
				7,594,463	0.6

			Energy: 2.6%
	6,910,000	Z	British Transco International Finance, 11/04/21	4,479,926	0.4
	200,000	#	ENN Energy Holdings Ltd., 6.000%, 05/13/21	193,975	0.0
	90,889		Gazprom OAO, 7.201%, 02/01/20	95,692	0.0
	2,600,000		Kinder Morgan Energy Partners LP, 5.950%, 02/15/18	2,966,049	0.2
	2,000,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, 03/01/13	2,116,660	0.2
	1,000,000		NV Energy, Inc., 6.250%, 11/15/20	1,050,241	0.1
	300,000	#	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 06/30/21	300,000	0.0
	3,100,000		Petrobras International Finance Co. - Pifco, 5.375%, 01/27/21	3,165,100	0.3
	1,300,000		Petroleos Mexicanos, 6.000%, 03/05/20	1,435,200	0.1
	2,500,000		Petroleos Mexicanos, 8.000%, 05/03/19	3,075,000	0.3
	3,225,950		Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.298%, 09/30/20	3,496,285	0.3
	2,600,000		Reliance Holdings USA, Inc., 4.500%, 10/19/20	2,393,328	0.2
	400,000		Total Capital S.A., 4.450%, 06/24/20	448,628	0.0
	300,000		Trans-Canada Pipelines, 7.625%, 01/15/39	409,947	0.0
	5,400,000		Transocean, Inc., 1.500%, 12/15/37	5,352,750	0.5
				30,978,781	2.6
			Financials: 22.1%
	700,000		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	742,214	0.1
	2,100,000		Ally Financial, Inc., 6.000%, 05/23/12	2,105,250	0.2
	100,000		Ally Financial, Inc., 7.500%, 09/15/20	90,875	0.0
	200,000		American Express Bank FSB, 6.000%, 09/13/17	225,364	0.0
	200,000		American Express Centurion Bank, 6.000%, 09/13/17	224,909	0.0
	700,000		American Express Co., 7.000%, 03/19/18	830,057	0.1
	600,000		American Express Credit Corp., 5.875%, 05/02/13	636,602	0.1
EUR	6,100,000		American General Finance Corp., 4.125%, 11/29/13	7,213,832	0.6
	300,000		American General Finance Corp., 4.875%, 07/15/12	281,250	0.0
CAD	1,000,000		American International Group, Inc., 4.900%, 06/02/14	944,747	0.1
	3,300,000		American International Group, Inc., 5.850%, 01/16/18	3,281,035	0.3
	800,000	#	ANZ National International Ltd., 6.200%, 07/19/13	854,734	0.1
	700,000	#	Banco Santander Brazil SA/Cayman Islands, 2.450%, 03/18/14	677,554	0.1
	300,000		Bank of America Corp., 0.616%, 08/15/16	228,480	0.0
	900,000		Bank of America Corp., 5.750%, 12/01/17	845,785	0.1
	4,400,000		Bank of America Corp., 6.500%, 08/01/16	4,376,539	0.4
	300,000	#	Bank of China Hong Kong Ltd., 5.550%, 02/11/20	301,002	0.0
	900,000		Bank of India, 6.250%, 02/16/21	881,513	0.1
	2,600,000		Bank of India/London, 4.750%, 09/30/15	2,566,424	0.2
	600,000	#	Bank of Montreal, 2.850%, 06/09/15	634,139	0.1
	800,000	#, L	Bank of Nova Scotia, 1.650%, 10/29/15	807,228	0.1
	4,100,000		Barclays Bank PLC, 5.450%, 09/12/12	4,203,562	0.4
	700,000	#	Barclays Bank PLC, 6.050%, 12/04/17	643,807	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Financials (continued)
1,200,000		#	BBVA Bancomer SA/Texas, 6.500%, 03/10/21	$1,119,000	0.1
	1,900,000		Bear Stearns Cos., Inc., 6.400%, 10/02/17	2,161,615	0.2
	2,200,000	#	BNP Paribas, 5.186%, 06/29/49	1,540,000	0.1
	300,000	#	BPCE S.A., 2.375%, 10/04/13	292,095	0.0
	3,000,000		Caterpillar Financial Services Corp., 4.850%, 12/07/12	3,131,598	0.3
	300,000	#	CIT Group, Inc., 5.250%, 04/01/14	291,750	0.0
	26,064		CIT Group, Inc., 7.000%, 05/01/14	26,618	0.0
	448,096		CIT Group, Inc., 7.000%, 05/01/15	445,295	0.0
	246,829		CIT Group, Inc., 7.000%, 05/01/16	239,733	0.0
	345,563		CIT Group, Inc., 7.000%, 05/01/17	335,628	0.0
	400,000		CitiFinancial, 6.625%, 06/01/15	424,755	0.0
	3,200,000		Citigroup Capital XXI, 8.300%, 12/21/57	3,144,000	0.3
	700,000		Citigroup, Inc., 5.300%, 10/17/12	717,545	0.1
	2,300,000		Citigroup, Inc., 5.500%, 04/11/13	2,368,285	0.2
	1,900,000		Citigroup, Inc., 5.500%, 08/27/12	1,950,122	0.2
	500,000		Citigroup, Inc., 5.625%, 08/27/12	509,240	0.0
	500,000		Citigroup, Inc., 5.850%, 07/02/13	518,341	0.0
	7,700,000		Citigroup, Inc., 5.000%, 09/15/14	7,560,199	0.6
	300,000		Citigroup, Inc., 6.125%, 05/15/18	322,554	0.0
	1,900,000		Citigroup, Inc., 6.000%, 08/15/17	2,020,336	0.2
	300,000		Citigroup, Inc., 8.500%, 05/22/19	363,274	0.0
	6,300,000	#	Commonwealth Bank of Australia, 0.814%, 07/12/13	6,300,170	0.5
	1,100,000	#	Commonwealth Bank of Australia, 6.024%, 03/29/49	1,028,851	0.1
	700,000	#	Corp. Nacional del Cobre de Chile - CODELCO, 7.500%, 01/15/19	884,124	0.1
	5,700,000	#	Credit Agricole S.A., 8.375%, 12/13/49	4,517,250	0.4
	700,000		Credit Suisse/New York NY, 2.200%, 01/14/14	694,254	0.1
	1,600,000		Deutsche Bank AG/London, 6.000%, 09/01/17	1,766,061	0.1
	3,300,000	#	Dexia Credit Local, 0.733%, 04/29/14	3,110,207	0.3
SGD	2,100,000		Export Import Bank of South Korea, 1.050%, 03/03/12	1,606,462	0.1
	1,800,000		Export-Import Bank of Korea, 4.125%, 09/09/15	1,824,683	0.2
	500,000		Export-Import Bank of Korea, 5.125%, 06/29/20	510,093	0.0
	11,900,000	#	FIH Erhvervsbank A/S, 0.708%, 06/13/13	11,897,656	1.0
	200,000		Ford Motor Credit Co., LLC, 7.250%, 10/25/11	200,307	0.0
	2,100,000		Ford Motor Credit Co., LLC, 12.000%, 05/15/15	2,535,750	0.2
EUR	300,000		Fortis Bank Nederland Holding NV, 3.000%, 04/17/12	405,987	0.0
	900,000		General Electric Capital Corp., 5.875%, 01/14/38	927,834	0.1
EUR	4,800,000		General Electric Capital Corp., 5.500%, 09/15/67	5,208,933	0.4
	800,000		General Electric Capital Corp., 6.875%, 01/10/39	923,422	0.1
	50,000		Goldman Sachs Group, Inc., 5.950%, 01/18/18	51,595	0.0
	800,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	830,966	0.1
	2,000,000		Goldman Sachs Group, Inc., 6.250%, 09/01/17	2,087,120	0.2
	3,200,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	2,941,818	0.2
EUR	5,500,000		Goldman Sachs Group, Inc./The, 1.905%, 02/04/13	7,044,246	0.6
	10,900,000		HSBC Holdings PLC, 5.100%, 04/05/21	11,261,389	1.0
	1,800,000		ICICI Bank Ltd., 5.500%, 03/25/15	1,795,027	0.2
	4,800,000	#	ICICI Bank Ltd./Dubai, 4.750%, 11/25/16	4,616,203	0.4
	4,400,000		International Lease Finance Corp., 5.300%, 05/01/12	4,367,000	0.4
	1,100,000		International Lease Finance Corp., 5.400%, 02/15/12	1,094,500	0.1
	300,000		International Lease Finance Corp., 5.750%, 05/15/16	267,061	0.0
	700,000	#	International Lease Finance Corp., 6.750%, 09/01/16	705,250	0.1
	1,900,000		IPIC GMTN Ltd., 5.000%, 11/15/20	1,957,000	0.2
	2,100,000		JPMorgan Chase & Co., 3.150%, 07/05/16	2,090,019	0.2
	1,000,000		JPMorgan Chase & Co., 6.000%, 01/15/18	1,116,223	0.1
	900,000		JPMorgan Chase Bank NA, 0.668%, 06/13/16	826,706	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
2,700,000			Korea Development Bank, 4.375%, 08/10/15	$2,763,904	0.2
EUR	1,700,000		Kreditanstalt fuer Wiederaufbau, 2.000%, 09/07/16	2,306,528	0.2
2,700,000		±	Lehman Brothers Holdings, Inc., 6.200%, 09/26/14	664,875	0.1
300,000		±	Lehman Brothers Holdings, Inc., 6.875%, 05/02/18	74,625	0.0
2,000,000		±	Lehman Brothers Holdings, Inc., 05/25/10	472,500	0.0
EUR	2,364,000	±	Lehman Brothers Holdings, Inc., 06/12/13	760,118	0.1
1,200,000			Lloyds TSB Bank PLC, 4.875%, 01/21/16	1,184,708	0.1
6,700,000		#	Lloyds TSB Bank PLC, 5.800%, 01/13/20	6,388,765	0.5
3,000,000		#	Macquarie Group Ltd., 7.300%, 08/01/14	3,251,733	0.3
1,100,000			Merrill Lynch & Co., Inc., 0.561%, 06/05/12	1,057,606	0.1
GBP	600,000		Merrill Lynch & Co., Inc., 1.052%, 02/21/12	923,804	0.1
8,000,000			Merrill Lynch & Co., Inc., 5.450%, 02/05/13	7,931,328	0.7
300,000			Merrill Lynch & Co., Inc., 6.050%, 08/15/12	302,817	0.0
1,900,000			Merrill Lynch & Co., Inc., 6.875%, 04/25/18	1,905,044	0.2
500,000		#	Monumental Global Funding Ltd., 5.500%, 04/22/13	528,312	0.0
800,000			Morgan Stanley, 5.950%, 12/28/17	777,337	0.1
1,600,000			Morgan Stanley, 6.250%, 08/28/17	1,582,992	0.1
1,400,000		#	Nationwide Building Society, 6.250%, 02/25/20	1,414,981	0.1
4,800,000			Nomura Holdings, Inc., 6.700%, 03/04/20	5,412,926	0.5
300,000		#	Nordea Bank AB, 2.125%, 01/14/14	298,002	0.0
DKK	3,083,119		Nykredit Realkredit A/S, 2.628%, 10/01/38	543,415	0.1
DKK	2,701,267		Nykredit Realkredit A/S, 2.628%, 04/01/38	478,787	0.0
600,000			Principal Life Income Funding Trusts, 5.300%, 04/24/13	636,421	0.1
900,000			Principal Life Income Funding Trusts, 5.550%, 04/27/15	1,002,462	0.1
4,000,000			Province of Ontario Canada, 1.600%, 09/21/16	3,998,472	0.3
CAD	800,000		Province of Ontario Canada, 4.000%, 06/02/21	819,903	0.1
CAD	7,900,000		Province of Ontario Canada, 4.700%, 06/02/37	8,648,612	0.7
CAD	100,000		Province of Quebec Canada, 4.250%, 12/01/21	103,602	0.0
CAD	100,000		Province of Quebec Canada, 4.500%, 12/01/17	107,108	0.0
2,900,000			Qatari Diar Finance QSC, 5.000%, 07/21/20	3,110,250	0.3
DKK	2,678,735		Realkredit Danmark A/S, 2.440%, 01/01/38	474,769	0.0
DKK	8,561,791		Realkredit Danmark A/S, 2.440%, 01/01/38	1,508,288	0.1
100,000			Royal Bank of Scotland, 3.950%, 09/21/15	94,181	0.0
600,000		#	Royal Bank of Scotland Group PLC, 6.990%, 10/29/49	384,000	0.0
1,600,000		#	Royal Bank of Scotland PLC, 2.625%, 05/11/12	1,620,573	0.1
200,000		#	Royal Bank of Scotland PLC, 4.875%, 08/25/14	201,586	0.0
3,300,000			Royal Bank of Scotland PLC/The, 4.375%, 03/16/16	3,160,463	0.3
GBP	1,600,000		Santander Issuances S.A Unipersonal, 7.300%, 07/27/19	2,306,451	0.2
6,400,000		#	Santander US Debt S.A. Unipersonal, 1.169%, 03/30/12	6,353,939	0.5
1,900,000			SLM Corp., 8.450%, 06/15/18	1,980,750	0.2
EUR	2,800,000		SLM Corp., 3.125%, 09/17/12	3,698,055	0.3
8,400,000			SLM Corp., 5.000%, 10/01/13	8,227,313	0.7
700,000			SLM Corp., 5.375%, 01/15/13	700,297	0.1
200,000		#	Societe Generale, 5.922%, 12/31/49	117,425	0.0
1,000,000			Springleaf Finance Corp., 6.900%, 12/15/17	725,000	0.1
2,900,000		#	State Bank of India/London, 4.500%, 07/27/15	2,906,476	0.2
700,000		#	Temasek Financial I Ltd., 4.300%, 10/25/19	749,691	0.1
300,000		#	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.700%, 08/07/18	348,375	0.0
400,000		#	Turkiye Garanti Bankasi AS, 2.751%, 04/20/16	364,000	0.0
500,000			UBS AG, 5.750%, 04/25/18	515,541	0.0
1,000,000			UBS AG/Stamford CT, 1.403%, 02/23/12	1,002,750	0.1
1,100,000			UBS Preferred Funding Trust V, 6.243%, 05/29/49	827,750	0.1
400,000		#	Vnesheconombank Via VEB Finance Ltd., 5.450%, 11/22/17	383,000	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Financials (continued)
1,800,000			Wachovia Corp., 5.750%, 02/01/18	$2,032,828	0.2
	1,200,000		Wells Fargo & Co., 5.625%, 12/11/17	1,360,004	0.1
	3,400,000	#	Westpac Banking Corp., 3.585%, 08/14/14	3,634,386	0.3
	1,500,000		White Nights Finance BV for Gazprom, 10.500%, 03/25/14	1,675,425	0.1
	500,000		White Nights Finance BV for Gazprom, 10.500%, 03/08/14	558,428	0.1
	146,000	#	ZFS Finance USA Trust IV, 5.875%, 05/09/32	145,298	0.0
				257,982,031	22.1
			Foreign Government Bonds: 0.1%
	600,000	#	Export-Import Bank of China, 4.875%, 07/21/15	644,528	0.1
			Health Care: 0.5%
	2,400,000		Amgen, Inc., 6.150%, 06/01/18	2,925,065	0.2
	300,000		AstraZeneca PLC, 5.900%, 09/15/17	359,164	0.0
	1,900,000		HCA, Inc., 8.500%, 04/15/19	2,023,500	0.2
	600,000		UnitedHealth Group, Inc., 4.875%, 02/15/13	629,898	0.1
				5,937,627	0.5
			Industrials: 1.0%
	7,100,000	#	Asciano Finance Ltd., 5.000%, 04/07/18	7,277,251	0.6
	400,000	#	Braskem Finance Ltd., 5.750%, 04/15/21	369,040	0.0
	700,000	#	C8 Capital SPV Ltd., 6.640%, 12/31/49	329,000	0.0
	2,000,000	#	Noble Group Ltd., 6.750%, 01/29/20	1,770,000	0.2
	400,000	#	Sydney Air, 5.125%, 02/22/21	417,880	0.1
	1,400,000	#	Union Pacific Corp., 4.163%, 07/15/22	1,499,714	0.1
				11,662,885	1.0
			Information Technology: 0.7%
	1,300,000		Dell, Inc., 4.700%, 04/15/13	1,371,256	0.1
	5,700,000		International Business Machines Corp., 5.700%, 09/14/17	6,795,580	0.6
				8,166,836	0.7
			Materials: 1.2%
	3,800,000	#, L	Braskem Finance Ltd., 7.000%, 05/07/20	3,895,000	0.3
	3,400,000	#, L	CSN Islands XI Corp., 6.875%, 09/21/19	3,612,500	0.3
	1,500,000	#	CSN Resources S.A., 6.500%, 07/21/20	1,578,750	0.1
	3,000,000	#	Gerdau Holdings, Inc., 7.000%, 01/20/20	3,105,000	0.3
	300,000	#	Gerdau Trade, Inc., 5.750%, 01/30/21	287,250	0.0
	400,000		Rohm & Haas Co., 6.000%, 09/15/17	453,056	0.1
	200,000		Vale Overseas Ltd., 6.250%, 01/23/17	217,300	0.0
	500,000		Vale Overseas Ltd., 6.875%, 11/10/39	542,500	0.1
				13,691,356	1.2
			Telecommunication Services: 0.8%
	24,000		AT&T Corp., 7.300%, 11/15/11	24,181	0.0
	3,416,000		AT&T, Inc., 4.950%, 01/15/13	3,579,097	0.3
	600,000		AT&T, Inc., 5.500%, 02/01/18	694,224	0.1
	1,500,000		AT&T, Inc., 6.300%, 01/15/38	1,728,414	0.2
	2,500,000		BellSouth Corp., 5.200%, 09/15/14	2,748,190	0.2
	200,000		Qwest Corp., 8.875%, 03/15/12	207,250	0.0
				8,981,356	0.8
			Telecommunications: 0.0%
	200,000	#	Qtel International Finance Ltd., 4.750%, 02/16/21	200,750	0.0
			Utilities: 1.0%
	200,000	#, L	AES Corp./The, 7.375%, 07/01/21	190,000	0.0
	300,000		Columbus Southern Power Co., 6.600%, 03/01/33	385,637	0.0
	6,600,000	#	Comision Federal de Electricidad, 4.875%, 05/26/21	6,699,000	0.6
	600,000	#	EDF S.A., 5.500%, 01/26/14	643,225	0.1
	600,000	#	EDF S.A., 6.500%, 01/26/19	703,159	0.1
	500,000	#	Electricite de France SA, 6.950%, 01/26/39	626,200	0.0
	2,100,000	#	Enel Finance International S.A., 6.250%, 09/15/17	2,124,996	0.2
	500,000		Majapahit Holding BV, 7.250%, 06/28/17	541,016	0.0
JPY	1,000,000		Tokyo Electric Power Co., Inc./The, 1.500%, 05/30/14	11,300	0.0
JPY	7,000,000		Tokyo Electric Power Co., Inc./The, 1.850%, 07/28/14	79,526	0.0
				12,004,059	1.0
			Total Corporate Bonds/Notes (Cost $358,505,283)	360,122,114	30.8
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.0%
	50,438		Adjustable Rate Mortgage Trust, 2.760%, 05/25/35	48,292	0.0
	356,159		American Home Mortgage Investment Trust, 2.218%, 02/25/45	285,617	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
8,400,000		#	Arkle Master Issuer PLC, 0.382%, 02/17/52	$8,388,526	0.7
	798,066		Arran Residential Mortgages Funding PLC, 2.620%, 05/16/47	1,068,274	0.1
	1,700,000		Arran Residential Mortgages Funding PLC, 2.820%, 05/16/47	2,270,403	0.2
	800,000		Banc of America Commercial Mortgage, Inc., 5.921%, 05/10/45	879,684	0.1
	479,020		Banc of America Funding Corp., 2.717%, 05/25/35	478,315	0.1
	393,141		Banc of America Funding Corp., 5.747%, 01/20/47	264,695	0.0
	256,555		Banc of America Mortgage Securities, Inc., 2.873%, 07/25/33	242,961	0.0
	33,236		Banc of America Mortgage Securities, Inc., 5.000%, 05/25/34	33,359	0.0
	971,671	#	Banc of America Re-Remic Trust, 1.765%, 02/17/40	964,181	0.1
	200,000	#	BCAP LLC Trust, 5.756%, 03/25/37	151,600	0.0
	1,600,000	#	BCRR Trust, 5.858%, 07/17/40	1,764,827	0.2
	2,347,040		Bear Stearns Adjustable Rate Mortgage Trust, 2.710%, 03/25/35	2,187,945	0.2
	1,334,470		Bear Stearns Adjustable Rate Mortgage Trust, 2.731%, 03/25/35	1,263,425	0.1
	584,918		Bear Stearns Adjustable Rate Mortgage Trust, 2.743%, 11/25/34	464,413	0.1
	96,609		Bear Stearns Adjustable Rate Mortgage Trust, 5.399%, 02/25/36	82,901	0.0
	310,628		Bear Stearns Alternative-A Trust, 2.599%, 05/25/35	228,147	0.0
	188,090		Bear Stearns Alternative-A Trust, 2.772%, 09/25/35	127,650	0.0
	547,784		Bear Stearns Alternative-A Trust, 2.849%, 11/25/36	286,034	0.0
	100,000		Bear Stearns Commercial Mortgage Securities, 5.331%, 02/11/44	103,569	0.0
	300,000		Bear Stearns Commercial Mortgage Securities, 5.471%, 01/12/45	330,726	0.0
	483,059		Bear Stearns Structured Products, Inc., 2.572%, 01/26/36	289,752	0.0
	307,523		Bear Stearns Structured Products, Inc., 4.719%, 12/26/46	188,096	0.0
	474,208		Citigroup Mortgage Loan Trust, Inc., 2.701%, 08/25/35	420,610	0.0
	900,000		Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	948,258	0.1
	165,331		Countrywide Home Loan Mortgage Pass-through Trust, 0.555%, 03/25/35	99,553	0.0
	712,918	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.575%, 06/25/35	619,299	0.1
	724,693		Countrywide Home Loan Mortgage Pass-through Trust, 2.774%, 02/20/35	564,251	0.1
	418,844		Countrywide Home Loan Mortgage Pass-through Trust, 3.033%, 11/25/34	317,246	0.0
	498,950	#	Credit Suisse Mortgage Capital Certificates, 0.399%, 10/15/21	461,935	0.0
	2,385,382	#	Credit Suisse Mortgage Capital Certificates, 0.459%, 10/15/21	2,243,287	0.2
	2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, 09/15/40	2,460,978	0.2
	100,000		Credit Suisse Mortgage Capital Certificates, 5.824%, 03/15/39	105,042	0.0
	134,668		Downey Savings & Loan Association Mortgage Loan Trust, 2.505%, 07/19/44	99,876	0.0
EUR	120,344		European Loan Conduit, 1.685%, 05/15/19	132,814	0.0
	256,902		First Horizon Mortgage Pass-through Trust, 2.746%, 08/25/35	204,965	0.0
	300,000		FNMA Multi-Family, 11/21/21	300,722	0.0
	7,109,903		Granite Master Issuer PLC, 0.321%, 12/20/54	6,743,743	0.6
	251,642		Greenpoint Mortgage Pass-through Certificates, 2.810%, 10/25/33	203,303	0.0
	100,000		Greenwich Capital Commercial Funding Corp., 4.799%, 08/10/42	105,646	0.0
	600,000		Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	624,615	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
653,368	#	GS Mortgage Securities Corp. II, 1.143%, 03/06/20	$649,081	0.1
55,651		GSR Mortgage Loan Trust, 2.428%, 06/25/34	45,271	0.0
502,175		GSR Mortgage Loan Trust, 2.738%, 09/25/35	464,125	0.1
1,185		GSR Mortgage Loan Trust, 6.000%, 03/25/32	1,241	0.0
201,859		Harborview Mortgage Loan Trust, 0.450%, 05/19/35	124,437	0.0
380,035		Harborview Mortgage Loan Trust, 2.765%, 07/19/35	256,663	0.0
3,300,000	#	Hillmark Funding, 0.548%, 05/21/21	3,041,036	0.3
208,459		Indymac Index Mortgage Loan Trust, 2.662%, 12/25/34	144,937	0.0
1,700,000	#	JPMorgan Chase Commercial Mortgage Securities Corp., 4.070%, 11/15/43	1,675,381	0.2
800,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	829,326	0.1
2,600,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, 01/15/49	2,706,660	0.2
4,300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	4,483,668	0.4
300,000		JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, 02/15/51	320,059	0.0
824,804		JPMorgan Mortgage Trust, 2.860%, 07/25/35	779,602	0.1
182,929		JPMorgan Mortgage Trust, 5.018%, 02/25/35	174,488	0.0
238,688		Merrill Lynch Mortgage Investors Trust, 0.445%, 02/25/36	159,701	0.0
271,856		Merrill Lynch Mortgage Investors Trust, 2.235%, 05/25/33	250,341	0.0
300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, 03/12/51	309,031	0.0
189,904		MLCC Mortgage Investors, Inc., 0.485%, 11/25/35	143,309	0.0
105,536		MLCC Mortgage Investors, Inc., 1.222%, 10/25/35	85,988	0.0
100,000		Morgan Stanley Capital I, 5.809%, 12/12/49	107,846	0.0
4,700,000		Morgan Stanley Capital I, 6.080%, 06/11/49	5,003,787	0.4
73,169		Residential Accredit Loans, Inc., 0.635%, 03/25/33	65,827	0.0
51,999		Residential Asset Securitization Trust, 0.635%, 05/25/33	49,628	0.0
8,658		Residential Funding Mortgage Securities I, 6.500%, 03/25/32	9,019	0.0
189,321		Sequoia Mortgage Trust, 0.581%, 07/20/33	159,004	0.0
328,941		Sequoia Mortgage Trust, 2.714%, 04/20/35	298,798	0.0
47,751		SLM Student Loan Trust, 0.553%, 01/25/15	47,764	0.0
197,211		Structured Adjustable Rate Mortgage Loan Trust, 2.540%, 08/25/35	145,230	0.0
475,939		Structured Asset Mortgage Investments, Inc., 0.480%, 07/19/35	400,025	0.0
185,481	#	Structured Asset Securities Corp., 2.655%, 10/25/35	147,216	0.0
2,543,851		Thornburg Mortgage Securities Trust, 5.403%, 10/25/46	2,445,781	0.2
679,963	#	Wachovia Bank Commercial Mortgage Trust, 0.309%, 06/15/20	596,891	0.1
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, 04/15/47	413,959	0.0
2,500,000		WaMu Mortgage Pass Through Certificates, 5.580%, 02/25/37	1,998,186	0.2
136,111		Washington Mutual Mortgage Pass-through Certificates, 0.545%, 01/25/45	104,321	0.0
18,058		Washington Mutual Mortgage Pass-through Certificates, 1.642%, 08/25/42	15,023	0.0
39,475		Washington Mutual Mortgage Pass-through Certificates, 2.600%, 02/27/34	37,315	0.0
853,491		Washington Mutual Mortgage Pass-through Certificates, 2.850%, 07/25/46	590,831	0.1
916,890		Washington Mutual Mortgage Pass-through Certificates, 2.850%, 08/25/46	622,266	0.1
272,125		Wells Fargo Mortgage-Backed Securities Trust, 2.700%, 05/25/35	253,834	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
586,317		Wells Fargo Mortgage-Backed Securities Trust, 2.724%, 12/25/34	$561,296	0.1
366,020		Wells Fargo Mortgage-Backed Securities Trust, 4.795%, 01/25/35	338,848	0.0
		Total Collateralized Mortgage Obligations (Cost $70,192,230)	70,106,575	6.0
MUNICIPAL BONDS: 4.2%
		California: 2.0%
4,000,000	@	Bay Area Toll Authority, 7.043%, 04/01/50	5,398,960	0.5
1,000,000	@	California Infrastructure & Economic Development Bank, 6.486%, 05/15/49	1,167,300	0.1
1,200,000	@	California State Public Works Board, 7.804%, 03/01/35	1,388,376	0.1
500,000	@	California State University, 6.434%, 11/01/30	574,320	0.1
200,000	@	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/33	248,698	0.0
300,000	@	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/40	380,439	0.0
3,500,000	@	Los Angeles Department of Airports, 6.582%, 05/15/39	4,270,105	0.4
450,000	@	Orange County Sanitation District, 9.210%, 02/01/33	464,931	0.0
6,000,000	@	Southern California Public Power Authority, 5.943%, 07/01/40	7,068,180	0.6
400,000	@	State of California, 5.650%, 04/01/39	424,760	0.0
500,000	@	State of California, 7.500%, 04/01/34	598,245	0.1
500,000	@	State of California, 7.550%, 04/01/39	618,745	0.1
100,000	@	State of California, 7.700%, 11/01/30	114,789	0.0
200,000	@	University of California, 6.398%, 05/15/31	236,314	0.0
300,000	@	University of California, 6.548%, 05/15/48	359,529	0.0
			23,313,691	2.0
		Illinois: 0.4%
1,000,000	@	Chicago Transit Authority, 6.200%, 12/01/40	1,156,530	0.1
100,000	@	Chicago Transit Authority, 6.300%, 12/01/21	112,463	0.0
700,000	@	Chicago Transit Authority, 6.899%, 12/01/40	834,463	0.1
700,000	@	Chicago Transit Authority, 6.899%, 12/01/40	834,463	0.1
900,000	@	State of Illinois, 4.071%, 01/01/14	926,766	0.1
400,000	@	State of Illinois, 6.725%, 04/01/35	424,776	0.0
			4,289,461	0.4
		Nebraska: 0.0%
500,000	@	Public Power Generation Agency, 7.242%, 01/01/41	588,485	0.0
		Nevada: 0.4%
3,300,000	@	City of North Las Vegas NV, 6.572%, 06/01/40	3,807,870	0.3
600,000	@	County of Clark NV, 6.820%, 07/01/45	759,528	0.1
			4,567,398	0.4
		New Jersey: 0.1%
600,000	@	New Jersey Economic Development Authority, 1.347%, 06/15/13	602,130	0.1
		New York: 0.7%
2,900,000	@	New York City Municipal Water Finance Authority, 5.882%, 06/15/44	3,629,437	0.3
1,000,000	@	New York City Municipal Water Finance Authority, 6.011%, 06/15/42	1,325,580	0.1
2,900,000	@	New York City Municipal Water Finance Authority, 6.282%, 06/15/42	3,330,650	0.3
100,000	@	Tobacco Settlement Financing Corp., 5.875%, 05/15/39	100,030	0.0
200,000	@	Tobacco Settlement Financing Corp., 6.250%, 06/01/42	181,842	0.0
			8,567,539	0.7
		Ohio: 0.0%
400,000	@	Buckeye Tobacco Settlement Financing Authority, 5.875%, 06/01/30	300,116	0.0
		Texas: 0.6%
2,200,000	@	City of San Antonio TX, 5.808%, 02/01/41	2,728,572	0.2
2,900,000	@	City of San Antonio TX, 6.308%, 02/01/37	3,271,635	0.3

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Texas (continued)
400,000		@	Texas State Transportation Commission, 5.178%, 04/01/30	$459,484	0.1
				6,459,691	0.6
			Wisconsin: 0.0%
70,000		@	Badger TOB Asset Securitization Corp., 6.125%, 06/01/27	72,666	0.0
			Total Municipal Bonds (Cost $41,066,834)	48,761,177	4.2
ASSET-BACKED SECURITIES: 0.2%
			Home Equity Asset-Backed Securities: 0.1%
509,415			Household Home Equity Loan Trust, 0.521%, 01/20/34	436,954	0.1
			Other Asset-Backed Securities: 0.1%
162,887			Countrywide Asset-Backed Certificates, 0.315%, 10/25/47	160,377	0.0
1,473,783			Countrywide Asset-Backed Certificates, 0.415%, 09/25/36	1,160,282	0.1
220,084			JPMorgan Mortgage Acquisition Corp., 0.295%, 03/25/47	179,026	0.0
58,753			Long Beach Mortgage Loan Trust, 0.795%, 10/25/34	43,223	0.0
27,396			WAMU Asset-Backed Certificates, 0.285%, 01/25/37	26,866	0.0
				1,569,774	0.1
			Total Asset-Backed Securities (Cost $2,441,858)	2,006,728	0.2
U.S. TREASURY OBLIGATIONS: 22.2%
			Treasury Inflation Indexed Protected Securities: 2.8%
10,100,000			1.125%, due 01/15/21	11,402,362	1.0
600,000			1.750%, due 01/15/28	750,819	0.1
3,100,000			2.000%, due 01/15/26	4,200,219	0.4
1,800,000			2.375%, due 01/15/25	2,669,097	0.2
1,700,000			2.375%, due 01/15/27	2,385,229	0.2
6,000,000			2.500%, due 01/15/29	8,113,987	0.7
800,000			3.625%, due 04/15/28	1,609,748	0.1
1,400,000			0.625%, due 07/15/21	1,466,387	0.1
				32,597,848	2.8
			U.S. Treasury Bonds: 14.2%
23,300,000			2.625%, due 11/15/20	24,956,490	2.1
71,500,000			3.625%, due 02/15/21	82,727,716	7.1
26,500,000			2.625%, due 08/15/20	28,425,384	2.4
9,900,000			3.000%, due 02/28/17	10,908,562	0.9
1,500,000			3.375%, due 11/15/19	1,703,321	0.2
8,400,000			3.500%, due 05/15/20	9,633,095	0.8
6,600,000			3.625%, due 02/15/20	7,629,706	0.7
				165,984,274	14.2
			U.S. Treasury Notes: 5.2%
500,000			0.125%, due 09/30/13	498,868	0.0
1,600,000			1.375%, due 09/30/18	1,594,501	0.1
7,000,000			1.500%, due 07/31/16	7,194,152	0.6
49,900,000			1.500%, due 08/31/18	50,211,875	4.3
1,600,000			2.250%, due 07/31/18	1,690,626	0.2
				61,190,022	5.2
			Total U.S. Treasury Obligations (Cost $256,094,517)	259,772,144	22.2
FOREIGN GOVERNMENT BONDS: 6.1%
BRL	2,000,000		Brazil Government International Bond, 10.250%, 01/10/28	1,122,191	0.1
EUR	1,057,940		Buoni Poliennali, 2.350%, 09/15/19	1,247,825	0.1
CAD	700,000	#	Canada Housing Trust No 1, 2.750%, 12/15/15	700,461	0.1
CAD	500,000	#	Canada Housing Trust No 1, 2.750%, 09/15/14	497,753	0.0
CAD	300,000	#	Canada Housing Trust No 1, 3.150%, 06/15/14	301,159	0.0
CAD	2,500,000	#	Canada Housing Trust No 1, 3.350%, 12/15/20	2,535,977	0.2
CAD	300,000	#	Canada Housing Trust No 1, 3.800%, 06/15/21	314,526	0.0
600,000			Canadian Government, 3.750%, 06/01/19	649,075	0.1
100,000			Canadian Government, 4.250%, 06/01/18	110,770	0.0
CAD	2,300,000		Canadian Government Bond, 2.750%, 09/01/16	2,335,996	0.2
CAD	900,000		Canadian Government Bond, 3.000%, 12/01/15	918,955	0.1
CAD	1,800,000		Canadian Government Bond, 3.250%, 06/01/21	1,882,193	0.2
CAD	900,000		Canadian Government Bond, 4.500%, 06/01/15	961,056	0.1
900,000			Federative Republic of Brazil, 12.500%, 01/05/22	545,098	0.0
EUR	15,300,000		France Government Bond OAT, 3.250%, 10/25/21	21,642,978	1.9
EUR	1,800,000		Instituto de Credito Oficial, 3.286%, 03/25/14	2,331,818	0.2
EUR	306,933		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/16	379,051	0.0
EUR	3,209,771		Italy Buoni Poliennali Del Tesoro, 2.100%, 09/15/21	3,508,842	0.3
400,000		#	Korea Housing Finance Corp., 4.125%, 12/15/15	412,475	0.0
MXN	9,000,000		Mexican Bonos, 9.000%, 12/22/11	655,950	0.1

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
600,000			Mexico Government International Bond, 6.050%, 01/11/40	$681,000	0.1
250,000			Panama Government International Bond, 8.875%, 09/30/27	358,750	0.0
71,000			Panama Government International Bond, 9.375%, 04/01/29	107,032	0.0
1,600,000			Province of Ontario Canada, 1.375%, 01/27/14	1,619,288	0.1
CAD	200,000		Province of Ontario Canada, 4.200%, 03/08/18	211,526	0.0
CAD	1,600,000		Province of Ontario Canada, 4.200%, 06/02/20	1,670,404	0.1
CAD	700,000		Province of Ontario Canada, 4.300%, 03/08/17	743,794	0.1
CAD	1,000,000		Province of Ontario Canada, 4.400%, 06/02/19	1,064,663	0.1
CAD	600,000		Province of Ontario Canada, 4.600%, 06/02/39	652,436	0.1
CAD	300,000		Province of Ontario Canada, 5.500%, 06/02/18	338,778	0.0
400,000			Quebec Province, 4.500%, 12/01/18	427,621	0.0
RUB	200,000		Russian Foreign Bond - Eurobond, 3.625%, 04/29/15	197,000	0.0
692,000		+	Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	779,317	0.1
1,000,000		#	Societe Financement de l’Economie Francaise, 0.450%, 07/16/12	1,002,810	0.1
EUR	700,000		Societe Financement de l’Economie Francaise, 2.125%, 05/20/12	943,687	0.1
200,000		#	Societe Financement de l’Economie Francaise, 3.375%, 05/05/14	212,589	0.0
EUR	14,400,000		Spain Government Bond, 4.650%, 07/30/25	17,560,858	1.5
			Total Foreign Government Bonds (Cost $75,097,482)	71,625,702	6.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 40.9%
			Federal Home Loan Mortgage Corporation: 4.1%##
1,210,065			1.652%, due 07/25/44	1,233,575	0.1
335,348			0.379%, due 07/15/19	334,808	0.0
805,539			0.379%, due 08/15/19	804,164	0.1
244,914			1.451%, due 10/25/44	252,070	0.0
372,133			1.875%, due 03/25/24	379,588	0.1
300,000			2.000%, due 08/25/16	311,239	0.0
75,082			2.095%, due 09/01/35	78,185	0.0
13,006			2.490%, due 04/01/32	13,697	0.0
300,000			2.500%, due 05/27/16	318,309	0.0
11,863			3.500%, due 07/15/32	12,308	0.0
20,000,000		W	4.000%, due 07/15/40	20,937,500	1.8
68,202			4.500%, due 06/15/17	68,446	0.0
8,000,000		W	4.500%, due 10/15/35	8,463,750	0.7
334,948			4.500%, due 03/01/41	354,933	0.0
9,479			5.500%, due 03/15/17	9,526	0.0
75,745			5.500%, due 03/01/23	82,697	0.0
129,175			5.500%, due 05/01/23	141,031	0.0
1,774			5.500%, due 08/15/30	2,038	0.0
1,053,644			5.500%, due 06/01/36	1,147,550	0.1
1,757,707			5.500%, due 12/01/37	1,928,643	0.2
514,831			5.500%, due 07/01/38	558,865	0.1
2,092			6.000%, due 10/01/17	2,277	0.0
14,210			6.000%, due 02/01/22	15,581	0.0
322,603			6.000%, due 03/01/23	355,136	0.0
6,000,000			6.000%, due 10/15/33	6,573,752	0.6
328,143			6.000%, due 09/01/37	360,465	0.1
13,826			6.000%, due 10/01/37	15,257	0.0
83,220			6.000%, due 06/01/38	92,951	0.0
178,777			6.000%, due 04/01/39	195,995	0.0
69,349			6.000%, due 05/01/39	76,029	0.0
1,267,335			6.000%, due 08/01/39	1,389,396	0.1
400,000			4.875%, due 06/13/18	479,627	0.1
270,875			4.500%, due 02/01/39	286,995	0.0
261,508			4.500%, due 02/01/39	277,070	0.0
140,060			0.555%, due 01/25/45	109,781	0.0
				47,663,234	4.1
			Federal National Mortgage Association: 36.8%##
376,073			0.295%, due 07/25/37	362,694	0.0
91,445			0.355%, due 03/25/34	91,340	0.0
687,588			0.545%, due 04/25/37	686,140	0.1
1,372,413			0.685%, due 09/25/35	1,375,851	0.1
83,320			1.443%, due 10/01/44	83,598	0.0
121,156			1.443%, due 10/01/44	121,594	0.0
714,299			1.623%, due 02/01/33	730,828	0.1
78,283			1.750%, due 04/25/24	80,530	0.0
501,287			1.752%, due 09/01/35	514,076	0.1
4,839			1.875%, due 02/01/20	4,854	0.0
100,000			2.000%, due 02/18/15	104,173	0.0
600,000			2.000%, due 09/21/15	620,947	0.1
192,444			2.175%, due 08/01/35	199,548	0.0
1,800,000			2.250%, due 03/15/16	1,892,389	0.2
10,202			2.429%, due 09/01/31	10,766	0.0
71,589			2.460%, due 04/01/32	72,033	0.0
826,460			2.548%, due 11/01/34	877,474	0.1
264,105			2.550%, due 02/01/35	277,548	0.0
261,469			2.560%, due 09/01/34	272,412	0.0
25,468			4.000%, due 06/01/13	26,514	0.0
315,687			4.000%, due 07/01/13	333,672	0.0
927,592			4.000%, due 08/01/13	979,339	0.1
173,955			4.000%, due 01/01/14	184,126	0.0
354,936			4.000%, due 03/01/14	375,693	0.0
50,773			4.000%, due 04/01/14	52,680	0.0
113,336			4.000%, due 05/01/14	117,797	0.0
189,597			4.000%, due 07/01/18	201,940	0.0
5,000,000		W	4.000%, due 10/15/18	5,270,312	0.5
22,137			4.000%, due 04/01/24	23,370	0.0
291,997			4.000%, due 04/01/24	308,268	0.0
280,535			4.000%, due 05/01/24	296,167	0.0
69,761			4.000%, due 07/01/24	73,648	0.0
192,892			4.000%, due 09/01/24	203,641	0.0
254,962			4.000%, due 09/01/24	269,169	0.0
31,305			4.000%, due 09/01/24	33,050	0.0
17,528			4.000%, due 10/01/24	18,504	0.0
670,492			4.000%, due 10/01/24	707,853	0.1
147,871			4.000%, due 01/01/25	156,111	0.0
48,969			4.000%, due 01/01/25	51,728	0.0
72,136			4.000%, due 02/01/25	76,201	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Federal National Mortgage Association (continued)
68,857		4.000%, due 05/01/25	$72,737	0.0
70,404		4.000%, due 06/01/25	74,371	0.0
54,570		4.000%, due 07/01/25	57,645	0.0
26,340		4.000%, due 08/01/25	27,824	0.0
62,584		4.000%, due 10/01/25	66,463	0.0
51,482		4.000%, due 11/01/25	54,383	0.0
666,259		4.000%, due 01/01/26	703,801	0.1
52,023		4.000%, due 02/01/26	54,955	0.0
26,942		4.000%, due 02/01/26	28,679	0.0
421,891		4.000%, due 03/01/26	448,037	0.1
58,194		4.000%, due 04/01/26	61,473	0.0
44,152		4.000%, due 04/01/26	46,640	0.0
240,677		4.000%, due 04/01/26	254,238	0.0
149,997		4.000%, due 06/01/26	159,667	0.0
245,622		4.000%, due 06/01/26	259,463	0.0
246,841		4.000%, due 06/01/26	262,138	0.0
35,525,990		4.000%, due 04/01/41	37,283,416	3.2
976,321		4.000%, due 06/01/41	1,024,618	0.1
100,000		4.375%, due 10/15/15	113,612	0.0
53,986		4.500%, due 07/01/17	56,679	0.0
71,776		4.500%, due 06/01/18	76,906	0.0
115,433		4.500%, due 07/01/18	123,687	0.0
241,366		4.500%, due 10/01/18	258,624	0.0
1,000,000	W	4.500%, due 10/15/18	1,064,219	0.1
42,116		4.500%, due 03/01/19	44,877	0.0
88,454		4.500%, due 01/01/20	94,254	0.0
163,332		4.500%, due 03/01/20	175,037	0.0
24,861		4.500%, due 03/01/23	26,515	0.0
200,485		4.500%, due 03/01/23	213,818	0.0
86,858		4.500%, due 03/01/24	92,526	0.0
80,719		4.500%, due 05/01/24	86,087	0.0
266,494		4.500%, due 06/01/24	283,884	0.0
68,980		4.500%, due 07/01/24	73,481	0.0
80,832		4.500%, due 06/01/25	86,208	0.0
174,440		4.500%, due 07/01/25	186,041	0.0
12,275,651		4.500%, due 01/01/26	13,092,020	1.1
242,488		4.500%, due 07/01/26	259,221	0.0
192,400,000	W	4.500%, due 10/15/35	204,321,490	17.5
7,532,077		4.500%, due 01/01/39	8,007,931	0.7
1,533,080		4.500%, due 01/01/39	1,629,936	0.2
1,274,962		4.500%, due 02/01/39	1,354,713	0.1
60,920		4.500%, due 02/01/39	64,731	0.0
970,423		4.500%, due 02/01/39	1,031,125	0.1
23,415		4.500%, due 03/01/39	24,894	0.0
19,009		4.500%, due 03/01/39	20,198	0.0
432,016		4.500%, due 05/01/39	459,039	0.1
1,021,211		4.500%, due 05/01/39	1,089,238	0.1
27,503,485		4.500%, due 06/01/39	29,223,884	2.5
1,902,604		4.500%, due 08/01/39	2,021,616	0.2
90,985		4.500%, due 08/01/39	96,676	0.0
39,459		4.500%, due 08/01/39	41,927	0.0
3,872,460		4.500%, due 09/01/39	4,114,690	0.4
3,649,216		4.500%, due 09/01/39	3,877,482	0.3
38,707		4.500%, due 10/01/39	41,129	0.0
8,575,491		4.500%, due 10/01/39	9,111,906	0.8
149,894		4.500%, due 12/01/39	159,270	0.0
205,221		4.500%, due 12/01/39	218,058	0.0
870,689		4.500%, due 12/01/39	925,152	0.1
237,952		4.500%, due 12/01/40	252,837	0.0
44,225		4.500%, due 03/01/41	46,991	0.0
723,641		4.500%, due 03/01/41	774,334	0.1
29,211		4.500%, due 04/01/41	31,038	0.0
9,160,349		4.500%, due 05/01/41	9,733,348	0.8
5,663,303		4.500%, due 05/01/41	6,017,554	0.5
1,488,175		4.500%, due 05/01/41	1,581,263	0.1
70,816		4.541%, due 12/01/36	74,333	0.0
15,000,000		5.000%, due 10/15/33	16,136,722	1.4
897,427		5.000%, due 03/01/34	970,044	0.1
1,678,412		5.000%, due 03/01/35	1,813,699	0.2
9,113		5.500%, due 04/01/21	9,919	0.0
73,432		5.500%, due 06/01/22	79,653	0.0
194,170		5.500%, due 11/01/22	210,622	0.0
8,936		5.500%, due 11/01/22	9,693	0.0
11,797		5.500%, due 11/01/22	12,839	0.0
117,718		5.500%, due 05/01/23	128,453	0.0
86,426		5.500%, due 06/01/23	94,736	0.0
336,014		5.500%, due 07/01/23	364,484	0.0
90,524		5.500%, due 07/01/23	98,194	0.0
225,253		5.500%, due 09/01/23	244,338	0.0
259,292		5.500%, due 02/01/24	284,225	0.0
25,921		5.500%, due 04/01/28	28,170	0.0
83,385		5.500%, due 11/01/33	91,156	0.0
110,348		5.500%, due 12/01/33	120,631	0.0
118,815		5.500%, due 02/01/35	129,812	0.0
5,800,000	W	5.500%, due 10/15/35	6,294,814	0.6
4,312		5.500%, due 12/01/36	4,699	0.0
1,125,825		5.500%, due 03/01/37	1,227,044	0.1
82,435		5.500%, due 04/01/37	89,704	0.0
368,153		5.500%, due 05/01/37	400,620	0.0
10,317		5.500%, due 05/01/37	11,227	0.0
29,232		5.500%, due 05/01/37	31,810	0.0
15,855		5.500%, due 06/01/37	17,254	0.0
46,114		5.500%, due 07/01/37	50,181	0.0
128,170		5.500%, due 07/01/37	139,473	0.0
1,919,538		5.500%, due 07/01/37	2,088,817	0.2
9,110		5.500%, due 07/01/37	9,913	0.0
44,030		5.500%, due 08/01/37	47,912	0.0
107,127		5.500%, due 09/01/37	116,574	0.0
737,368		5.500%, due 03/01/38	811,842	0.1
194,043		5.500%, due 08/01/38	211,883	0.0
87,598		6.000%, due 06/01/17	95,309	0.0
21,980		6.000%, due 01/01/18	23,915	0.0
10,493		6.000%, due 12/01/18	11,520	0.0
162,296		6.000%, due 04/01/22	178,180	0.0
352,057		6.000%, due 06/01/22	388,604	0.0
66,510		6.000%, due 01/01/23	73,414	0.0
3,535		6.000%, due 11/01/32	3,927	0.0
64,097		6.000%, due 07/01/35	70,761	0.0
56,335		6.000%, due 07/01/35	62,192	0.0
75,343		6.000%, due 10/01/35	83,176	0.0
11,727		6.000%, due 06/01/36	12,916	0.0
52,137		6.000%, due 07/01/36	57,427	0.0
1,533,403		6.000%, due 09/01/36	1,688,996	0.2
25,150		6.000%, due 09/01/36	27,701	0.0
989,372		6.000%, due 10/01/36	1,089,763	0.1
420,450		6.000%, due 11/01/36	463,112	0.1
134,611		6.000%, due 12/01/36	148,564	0.0
11,114		6.000%, due 01/01/37	12,242	0.0
132,751		6.000%, due 02/01/37	145,931	0.0
173,779		6.000%, due 03/01/37	191,032	0.0
194,621		6.000%, due 04/01/37	213,943	0.0
587,700		6.000%, due 04/01/37	646,966	0.1
358,653		6.000%, due 04/01/37	394,261	0.0
35,244		6.000%, due 04/01/37	38,743	0.0
99,724		6.000%, due 05/01/37	109,625	0.0
139,839		6.000%, due 05/01/37	153,722	0.0
2,093,983		6.000%, due 05/01/37	2,306,457	0.2
9,840		6.000%, due 06/01/37	10,863	0.0
626,206		6.000%, due 07/01/37	688,376	0.1
1,366,319		6.000%, due 07/01/37	1,501,969	0.1
407,975		6.000%, due 07/01/37	448,479	0.1
382,152		6.000%, due 07/01/37	420,092	0.1
25,626		6.000%, due 08/01/37	28,578	0.0
388,650		6.000%, due 08/01/37	427,236	0.1
1,105,683		6.000%, due 08/01/37	1,215,457	0.1
353,096		6.000%, due 09/01/37	388,152	0.0
188,529		6.000%, due 09/01/37	207,247	0.0
28,471		6.000%, due 09/01/37	31,297	0.0
6,967		6.000%, due 09/01/37	7,658	0.0
82,903		6.000%, due 09/01/37	91,134	0.0

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
			Federal National Mortgage Association (continued)
	156,021		6.000%, due 10/01/37	$171,511	0.0
	485,769		6.000%, due 10/01/37	533,996	0.1
	594,872		6.000%, due 10/01/37	668,245	0.1
	53,562		6.000%, due 11/01/37	58,879	0.0
	80,462		6.000%, due 11/01/37	88,450	0.0
	1,328,434		6.000%, due 11/01/37	1,460,323	0.1
	347,135		6.000%, due 12/01/37	381,599	0.0
	28,985		6.000%, due 12/01/37	31,863	0.0
	52,439		6.000%, due 01/01/38	57,645	0.0
	351,213		6.000%, due 02/01/38	385,863	0.0
	788,183		6.000%, due 03/01/38	865,943	0.1
	786,306		6.000%, due 07/01/38	863,880	0.1
	8,331		6.000%, due 08/01/38	9,153	0.0
	923,677		6.000%, due 08/01/38	1,014,804	0.1
	27,783		6.000%, due 08/01/38	30,524	0.0
	468,363		6.000%, due 09/01/38	514,570	0.1
	1,121,994		6.000%, due 09/01/38	1,232,685	0.1
	1,196,285		6.000%, due 09/01/38	1,314,306	0.1
	826,768		6.000%, due 09/01/38	908,334	0.1
	1,274,696		6.000%, due 09/01/38	1,400,453	0.1
	31,301		6.000%, due 09/01/38	34,389	0.0
	385,576		6.000%, due 09/01/38	423,615	0.1
	39,378		6.000%, due 09/01/38	43,349	0.0
	778,660		6.000%, due 10/01/38	855,480	0.1
	760,219		6.000%, due 10/01/38	835,219	0.1
	659,805		6.000%, due 10/01/38	724,899	0.1
	31,413		6.000%, due 10/01/38	34,512	0.0
	791,048		6.000%, due 10/01/38	869,090	0.1
	353,024		6.000%, due 10/01/38	388,073	0.0
	30,600		6.000%, due 12/01/38	33,618	0.0
	831,566		6.000%, due 03/01/39	912,825	0.1
	1,372,551		6.000%, due 09/01/39	1,508,820	0.1
	1,000,000	W	6.000%, due 10/01/39	1,097,031	0.1
	41,208		6.500%, due 03/01/17	45,273	0.0
	21,182		6.500%, due 07/01/29	23,997	0.0
	1,500,000		6.500%, due 06/17/38	1,570,849	0.1
				429,767,764	36.8
			Government National Mortgage Association: 0.0%
	23,166		0.629%, due 03/16/32	23,234	0.0
			Total U.S. Government Agency Obligations
			(Cost $470,501,095)	477,454,232	40.9

	Shares			Value	Percentage of Net Assets
COMMON STOCK: –%
			Consumer Discretionary: –%
	60,000	X	General Motors Co.	$—	—
			Total Common Stock
			(Cost $0)	—	—
PREFERRED STOCK: 0.9%
			Financials: 0.9%
	858,000		Citigroup, Inc.	6,776,313	0.6
	3,400		Wells Fargo & Co.	3,512,404	0.3
			Total Preferred Stock
			(Cost $18,445,540)	10,288,717	0.9

	# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
			Options on Exchange Traded Futures Contracts: 0.0%
	550	@	90-Day Eurodollar December Futures, Strike @ 96.500, Exp. 12/19/11	$3,437	0.0
	220	@	90-day Eurodollar June Futures, Strike @ 93.500, Exp. 06/18/12	1,375	0.0
	3,300	@	90-Day Eurodollar September Futures, Strike @ 93.000, Exp. 09/17/12	20,625	0.0
				25,437	0.0
			Options on Interest Rate Swaptions: 0.0%
	10,900,000	@	Put OTC Swaption, Strike @ 1.250%, Exp. 04/30/12	75,213	0.0
			Total Purchased Options
			(Cost $75,670)	100,650	0.0
			Total Long-Term Investments
			(Cost $1,292,420,509)	1,300,238,039	111.3

	Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 18.9%
			U.S. Government Agency Obligations: 0.0%
	300,000		United States Treasury Bill, 11/03/11
			(Cost $299,999)	$299,998	0.0
			U.S. Treasury Bills: 0.5%
	360,000		United States Treasury Bill, 02/23/12	359,958	0.0
	260,000		United States Treasury Bill, 02/09/12	259,970	0.0
	1,761,000		United States Treasury Bill, 03/01/12	1,760,674	0.2
	1,000,000	L	United States Treasury Bill, 03/22/12	999,774	0.1
	1,300,000		United States Treasury Bill, 03/29/12	1,299,662	0.1
	720,000		United States Treasury Bill, 03/08/12	719,860	0.1
				5,399,898	0.5
			Securities Lending Collateral(cc)(1): 3.2%
	221,484	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	177,187	0.0
	37,477,936		BNY Mellon Overnight Government Fund	37,477,936	3.2
				37,655,123	3.2
			Foreign Government Bonds: 14.6%
	1,700,000	#	Banco Santander Chile, 1.501%, 04/20/12	1,701,467	0.2
JPY	850,000,000	Z	Japan Treasury Discount Bill, 10/11/11	11,021,249	0.9

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Foreign Government Bonds (continued)
JPY	30,000,000	Z	Japan Treasury Discount Bill, 10/17/11	$388,935	0.0
JPY	690,000,000	Z	Japan Treasury Discount Bill, 10/24/11	8,947,555	0.8
JPY	60,000,000	Z	Japan Treasury Discount Bill, 10/03/11	777,901	0.1
JPY	6,320,000,000	Z	Japan Treasury Discount Bill, 10/31/11	81,958,740	7.0
JPY	1,120,000,000	Z	Japan Treasury Discount Bill, 11/14/11	14,519,204	1.2
JPY	1,690,000,000	Z	Japan Treasury Discount Bill, 11/07/11	21,908,712	1.9
MXN	81,250,000	Z	Mexico Cetes, 10/06/11	5,854,720	0.5
MXN	325,050,000	Z	Mexico Cetes, 11/10/11	23,430,216	2.0
				170,508,699	14.6

Shares				Value	Percentage of Net Assets
			Commerical Paper: 0.1%
900,000			Kells Funding LLC
			(Cost $899,980)	$899,978	0.1
			Financials: 0.5%
5,600,000			Intesa Sanpaolo/New York
			(Cost $5,596,640)	5,443,424	0.5
			Total Short-Term Investments
			(Cost $223,617,694)	220,207,120	18.9
			Total Investments in Securities (Cost $1,516,038,203)*	$1,520,445,159	130.2
			Liabilities in Excess of Other Assets	(353,070,430)	(30.2)
			Net Assets	$1,167,374,729	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis.
		R	Restricted Security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		BRL	Brazilian Real
		CAD	Canadian Dollar
		DKK	Danish Krone
		EUR	EU Euro
		GBP	British Pound
		JPY	Japanese Yen
		MXN	Mexican Peso
		RUB	Russian Ruble
		SGD	Singapore Dollar

			Cost for federal income tax purposes is $1,516,135,545.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$40,169,323
			Gross Unrealized Depreciation	(35,859,709)
			Net Unrealized appreciation	$4,309,614

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Total Common Stock	—	—	—	—
Preferred Stock	3,512,404	6,776,313	—	10,288,717
Purchased Options	25,437	75,213	—	100,650
Corporate Bonds/Notes	1,018,184	356,870,077	2,233,853	360,122,114
Collateralized Mortgage Obligations	—	70,106,575	—	70,106,575
Municipal Bonds	—	48,761,177	—	48,761,177
Short-Term Investments	37,477,936	182,551,997	177,187	220,207,120
U.S. Treasury Obligations	—	259,772,144	—	259,772,144
U.S. Government Agency Obligations	—	477,454,232	—	477,454,232
Foreign Government Bonds	—	70,622,892	1,002,810	71,625,702
Asset-Backed Securities	—	2,006,728	—	2,006,728
Total Investments, at value	$42,033,961	$1,474,997,348	$3,413,850	$1,520,445,159
Other Financial Instruments+
Futures	5,283,955	—	—	5,283,955
Swaps	—	10,293,808	—	10,293,808
Forward Foreign Currency Contracts	—	12,831,569	—	12,831,569
Total Assets	$47,317,916	$1,498,122,725	$3,413,850	$1,548,854,491
Liabilities Table
Other Financial Instruments+
Written Options	$(26,138)	$(1,484,578)	$—	$(1,510,716)
Futures	(3,242)	—	—	(3,242)
Swaps	—	(14,545,299)	—	(14,545,299)
Forward Foreign Currency Contracts	—	(12,307,077)	—	(12,307,077)
Total Liabilities	$(29,380)	$(28,336,954)	$—	$(28,366,334)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Corporate Bonds/Notes	$2,395,251	$—	$—	$(68,151)	$—	$(93,247)	$—	$—	$2,233,853
Other Bonds	1,002,770	—	—	—	—	40	—	—	1,002,810
Short-Term Investments	177,187	—	—	—	—	—	—	—	177,187
Total Investments, at value	$3,575,208	$—	$—	$(68,151)	$—	$(93,207)	$—	$—	$3,413,850

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(93,207).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	1,133,000	Buy	10/19/11	$1,544,432	$1,517,714	$(26,718)
Barclays Bank PLC	EU Euro	4,542,000	Buy	10/19/11	6,548,724	6,084,250	(464,474)
Barclays Bank PLC	British Pound	117,000	Buy	12/08/11	180,836	182,326	1,490
Barclays Bank PLC	Philippine Peso	1,977,637	Buy	11/15/11	44,163	45,114	951
Barclays Bank PLC	Philippine Peso	2,600,000	Buy	11/15/11	58,493	59,313	820
Barclays Bank PLC	Philippine Peso	2,500,000	Buy	11/15/11	56,446	57,031	585
Barclays Bank PLC	Philippine Peso	2,500,000	Buy	11/15/11	56,689	57,031	342
Barclays Bank PLC	Philippine Peso	6,000,000	Buy	11/15/11	135,257	136,875	1,618
Barclays Bank PLC	Chinese Yuan	643,000	Buy	11/15/11	100,078	100,745	667
Barclays Bank PLC	Chinese Yuan	12,550,000	Buy	02/13/12	1,962,900	1,970,428	7,528
Barclays Bank PLC	Taiwan New Dollar	17,103,035	Buy	01/11/12	596,756	563,019	(33,737)
Barclays Bank PLC	Chinese Yuan	4,473,000	Buy	06/01/12	700,000	704,478	4,478
Barclays Bank PLC	Chinese Yuan	11,520,540	Buy	06/01/12	1,800,000	1,814,436	14,436
Citigroup, Inc.	Philippine Peso	5,000,000	Buy	11/15/11	112,790	114,062	1,272
Citigroup, Inc.	Philippine Peso	13,263,000	Buy	11/15/11	300,000	302,562	2,562

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Philippine Peso	8,910,000	Buy	11/15/11	$200,000	$203,259	$3,259
Citigroup, Inc.	Philippine Peso	6,525,000	Buy	11/15/11	150,000	148,851	(1,149)
Citigroup, Inc.	Philippine Peso	4,339,500	Buy	11/15/11	100,000	98,995	(1,005)
Citigroup, Inc.	Philippine Peso	4,310,000	Buy	11/15/11	100,000	98,322	(1,678)
Citigroup, Inc.	Chinese Yuan	3,866,231	Buy	11/15/11	595,125	605,755	10,630
Citigroup, Inc.	EU Euro	87,000	Buy	10/19/11	119,905	116,542	(3,363)
Citigroup, Inc.	EU Euro	314,000	Buy	10/19/11	431,025	420,620	(10,405)
Citigroup, Inc.	EU Euro	945,000	Buy	10/19/11	1,360,907	1,265,878	(95,029)
Citigroup, Inc.	EU Euro	793,000	Buy	10/19/11	1,132,191	1,062,265	(69,926)
Citigroup, Inc.	Singapore Dollar	5,888,020	Buy	12/09/11	4,883,892	4,502,589	(381,303)
Citigroup, Inc.	Philippine Peso	170,355,000	Buy	03/15/12	3,907,225	3,863,302	(43,923)
Citigroup, Inc.	Indonesian Rupiah	12,368,840,000	Buy	01/31/12	1,363,258	1,389,849	26,591
Citigroup, Inc.	Chinese Yuan	3,834,120	Buy	06/01/12	600,000	603,857	3,857
Citigroup, Inc.	Chinese Yuan	3,202,250	Buy	06/01/12	500,000	504,341	4,341
Credit Suisse First Boston	EU Euro	2,022,000	Buy	10/19/11	2,854,377	2,708,577	(145,800)
Deutsche Bank AG	Philippine Peso	6,607,500	Buy	11/15/11	150,000	150,733	733
Deutsche Bank AG	Indonesian Rupiah	3,902,000,000	Buy	10/31/11	420,701	442,620	21,919
Deutsche Bank AG	Japanese Yen	5,500,000,000	Buy	10/24/11	69,920,646	71,332,151	1,411,505
Deutsche Bank AG	Mexican Peso	1,607,721	Buy	11/18/11	136,711	115,359	(21,352)
Goldman Sachs & Co.	Philippine Peso	8,784,000	Buy	11/15/11	200,000	200,385	385
HSBC	Turkish Lira	6,198,312	Buy	10/27/11	3,687,386	3,320,939	(366,447)
HSBC	Chinese Yuan	10,541,712	Buy	11/15/11	1,641,883	1,651,660	9,777
HSBC	Brazilian Real	28,521,891	Buy	11/03/11	17,541,138	15,041,051	(2,500,087)
HSBC	South African Rand	26,803,858	Buy	10/28/11	3,809,368	3,305,493	(503,875)
HSBC	Chinese Yuan	1,278,500	Buy	06/01/12	200,000	201,358	1,358
HSBC	Chinese Yuan	1,278,100	Buy	06/01/12	200,000	201,295	1,295
HSBC	Chinese Yuan	1,278,900	Buy	06/01/12	200,000	201,421	1,421
HSBC	Chinese Yuan	1,278,600	Buy	06/01/12	200,000	201,374	1,374
HSBC	Chinese Yuan	4,466,000	Buy	06/01/12	700,000	703,376	3,376
HSBC	Chinese Yuan	1,276,700	Buy	06/01/12	200,000	201,075	1,075
HSBC	Chinese Yuan	2,551,000	Buy	06/01/12	400,000	401,772	1,772
HSBC	Chinese Yuan	3,838,800	Buy	06/01/12	600,000	604,595	4,595
HSBC	Indonesian Rupiah	28,923,496,000	Buy	07/02/12	3,201,272	3,183,985	(17,287)
JPMorgan Chase & Co.	Philippine Peso	8,820,000	Buy	11/15/11	200,000	201,206	1,206
JPMorgan Chase & Co.	Chinese Yuan	10,352,000	Buy	11/15/11	1,608,953	1,621,937	12,984
JPMorgan Chase & Co.	Chinese Yuan	1,579,000	Buy	11/15/11	245,835	247,395	1,560
JPMorgan Chase & Co.	South Korean Won	12,424,003,937	Buy	11/14/11	11,661,352	10,515,901	(1,145,451)
JPMorgan Chase & Co.	South African Rand	1,520,050	Buy	01/26/12	208,412	185,192	(23,220)
JPMorgan Chase & Co.	Malaysian Ringgit	5,727,962	Buy	04/23/12	1,888,547	1,784,146	(104,401)
JPMorgan Chase & Co.	Chinese Yuan	3,190,000	Buy	06/01/12	500,000	502,411	2,411
JPMorgan Chase & Co.	Chinese Yuan	2,551,600	Buy	06/01/12	400,000	401,866	1,866
JPMorgan Chase & Co.	Chinese Yuan	1,283,400	Buy	06/01/12	200,000	202,130	2,130
JPMorgan Chase & Co.	Chinese Yuan	1,925,100	Buy	06/01/12	300,000	303,195	3,195
JPMorgan Chase & Co.	Chinese Yuan	1,283,400	Buy	06/01/12	200,000	202,130	2,130
JPMorgan Chase & Co.	Chinese Yuan	12,810,000	Buy	06/01/12	2,000,000	2,017,520	17,520
JPMorgan Chase & Co.	Chinese Yuan	2,559,200	Buy	06/01/12	400,000	403,063	3,063
JPMorgan Chase & Co.	Indian Rupee	183,483,000	Buy	07/12/12	3,947,569	3,663,408	(284,161)
JPMorgan Chase & Co.	Philippine Peso	4,310,000	Buy	11/15/11	100,000	98,322	(1,678)
Morgan Stanley	Mexican Peso	174,735,295	Buy	11/18/11	14,666,384	12,537,782	(2,128,602)
Morgan Stanley	Chinese Yuan	4,458,650	Buy	06/01/12	700,000	702,218	2,218
Morgan Stanley	Philippine Peso	25,991,500	Buy	03/15/12	596,888	589,434	(7,454)
Royal Bank of Scotland	Chinese Yuan	3,205,500	Buy	06/01/12	500,000	504,853	4,853

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland	Singapore Dollar	1,500,000	Buy	12/09/11	$1,241,105	$1,147,055	$(94,050)
Royal Bank of Scotland	Indonesian Rupiah	8,237,000,000	Buy	10/31/11	887,417	934,356	46,939
UBS Warburg LLC	EU Euro	3,521,000	Buy	10/19/11	4,995,746	4,716,566	(279,180)
UBS Warburg LLC	Singapore Dollar	300,000	Buy	12/09/11	248,129	229,411	(18,718)
UBS Warburg LLC	Singapore Dollar	1,000,000	Buy	12/09/11	825,628	764,704	(60,924)
							$(7,187,310)

Barclays Bank PLC	EU Euro	1,699,000	Sell	10/19/11	$2,412,410	$2,275,901	$136,509
Barclays Bank PLC	Singapore Dollar	517,800	Sell	12/09/11	400,000	395,963	4,037
Barclays Bank PLC	British Pound	4,624,000	Sell	12/08/11	7,380,551	7,205,781	174,770
Barclays Bank PLC	Mexican Peso	319,648,086	Sell	11/10/11	25,709,651	22,953,586	2,756,065
Barclays Bank PLC	Japanese Yen	280,000,000	Sell	11/14/11	3,630,823	3,632,586	(1,763)
Barclays Bank PLC	Japanese Yen	280,000,000	Sell	11/14/11	3,626,493	3,632,586	(6,093)
Barclays Bank PLC	Mexican Peso	9,230,950	Sell	11/18/11	776,232	662,349	113,883
Barclays Bank PLC	Turkish Lira	538,680	Sell	10/27/11	300,000	288,615	11,385
Barclays Bank PLC	Malaysian Ringgit	319,600	Sell	11/10/11	100,000	99,948	52
Barclays Bank PLC	Malaysian Ringgit	1,266,000	Sell	11/10/11	400,000	395,914	4,086
Barclays Bank PLC	Brazilian Real	172,270	Sell	11/03/11	100,000	90,847	9,153
BNP Paribas Bank	EU Euro	750,000	Sell	10/19/11	1,060,223	1,004,665	55,558
Citigroup, Inc.	Turkish Lira	933,025	Sell	10/27/11	500,000	499,897	103
Citigroup, Inc.	Philippine Peso	65,415,000	Sell	11/15/11	1,500,000	1,492,279	7,721
Citigroup, Inc.	Canadian Dollar	2,400,000	Sell	11/17/11	2,326,463	2,287,658	38,805
Citigroup, Inc.	Philippine Peso	21,707,500	Sell	11/15/11	500,000	495,202	4,798
Citigroup, Inc.	Singapore Dollar	2,488,650	Sell	12/09/11	2,000,000	1,903,079	96,921
Citigroup, Inc.	Japanese Yen	1,390,000,000	Sell	10/31/11	17,884,139	18,029,369	(145,230)
Citigroup, Inc.	Japanese Yen	60,000,000	Sell	10/03/11	740,705	777,940	(37,235)
Citigroup, Inc.	Japanese Yen	7,100,000	Sell	10/17/11	89,493	92,075	(2,582)
Citigroup, Inc.	Japanese Yen	8,082,000	Sell	10/17/11	100,577	104,809	(4,232)
Credit Suisse First Boston	South Korean Won	473,400,000	Sell	11/14/11	400,000	400,694	(694)
Credit Suisse First Boston	South Korean Won	591,900,000	Sell	11/14/11	500,000	500,995	(995)
Credit Suisse First Boston	EU Euro	4,864,000	Sell	10/19/11	7,038,612	6,515,586	523,026
Credit Suisse First Boston	EU Euro	27,172,000	Sell	10/19/11	37,938,905	36,398,335	1,540,570
Deutsche Bank AG	Danish Krone	15,893,000	Sell	10/07/11	2,982,036	2,861,216	120,820
Deutsche Bank AG	Canadian Dollar	717,000	Sell	11/17/11	721,838	683,438	38,400
Deutsche Bank AG	Japanese Yen	1,690,000,000	Sell	11/07/11	21,659,724	21,922,925	(263,201)
Deutsche Bank AG	Japanese Yen	7,000,000	Sell	10/17/11	88,177	90,778	(2,601)
Deutsche Bank AG	EU Euro	600,000	Sell	10/19/11	845,904	803,732	42,172
Deutsche Bank AG	EU Euro	400,000	Sell	10/19/11	563,936	535,821	28,115
Deutsche Bank AG	Japanese Yen	700,000,000	Sell	10/11/11	8,651,909	9,076,985	(425,076)
Deutsche Bank AG	Japanese Yen	6,190,000,000	Sell	10/24/11	78,301,403	80,281,093	(1,979,690)
Deutsche Bank AG	Japanese Yen	280,000,000	Sell	11/14/11	3,624,009	3,632,586	(8,577)
Deutsche Bank AG	Japanese Yen	280,000,000	Sell	11/14/11	3,624,126	3,632,586	(8,460)
Goldman Sachs & Co.	Canadian Dollar	1,000	Sell	11/17/11	967	954	13
HSBC	Indonesian Rupiah	9,145,000,000	Sell	10/31/11	1,000,000	1,037,354	(37,354)
HSBC	Indonesian Rupiah	9,150,000,000	Sell	10/31/11	1,000,000	1,037,921	(37,921)
HSBC	South African Rand	2,968,840	Sell	10/28/11	400,000	366,122	33,878
HSBC	Malaysian Ringgit	316,250	Sell	11/10/11	100,000	98,900	1,100
HSBC	Mexican Peso	2,051,590	Sell	11/18/11	164,450	147,208	17,242
JPMorgan Chase & Co.	Turkish Lira	897,000	Sell	10/27/11	500,000	480,596	19,404
JPMorgan Chase & Co.	South African Rand	4,855,260	Sell	10/28/11	600,000	598,758	1,242
JPMorgan Chase & Co.	South African Rand	809,610	Sell	10/28/11	100,000	99,842	158
JPMorgan Chase & Co.	South African Rand	808,240	Sell	10/28/11	100,000	99,673	327
JPMorgan Chase & Co.	EU Euro	100,000	Sell	11/02/11	135,981	133,943	2,038
JPMorgan Chase & Co.	South African Rand	2,235,510	Sell	10/28/11	300,000	275,687	24,313
JPMorgan Chase & Co.	EU Euro	16,177,000	Sell	10/19/11	22,980,480	21,669,950	1,310,530

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	South Korean Won	3,921,498,900	Sell	11/14/11	$3,300,000	$3,319,227	$(19,227)
JPMorgan Chase & Co.	Mexican Peso	36,450,000	Sell	11/18/11	2,700,000	2,615,397	84,603
JPMorgan Chase & Co.	Philippine Peso	4,347,000	Sell	11/15/11	100,000	99,166	834
JPMorgan Chase & Co.	EU Euro	3,263,000	Sell	10/19/11	4,641,748	4,370,962	270,786
JPMorgan Chase & Co.	Japanese Yen	7,100,000	Sell	10/17/11	89,421	92,075	(2,654)
JPMorgan Chase & Co.	Japanese Yen	2,210,000,000	Sell	10/31/11	28,406,170	28,665,400	(259,230)
JPMorgan Chase & Co.	Philippine Peso	4,352,000	Sell	03/15/12	100,000	98,694	1,306
Morgan Stanley	Turkish Lira	558,885	Sell	10/27/11	300,000	299,440	560
Morgan Stanley	Brazilian Real	173,170	Sell	11/03/11	100,000	91,321	8,679
Morgan Stanley	Brazilian Real	519,360	Sell	11/03/11	300,000	273,885	26,115
Morgan Stanley	Mexican Peso	1,374,650	Sell	11/18/11	100,000	98,635	1,365
Morgan Stanley	Mexican Peso	5,502,000	Sell	11/18/11	400,000	394,785	5,215
Morgan Stanley	EU Euro	27,172,000	Sell	10/19/11	37,864,182	36,398,335	1,465,847
Royal Bank of Scotland	EU Euro	148,000	Sell	10/19/11	200,830	198,254	2,576
Royal Bank of Scotland	Canadian Dollar	2,156,000	Sell	11/17/11	2,077,912	2,055,079	22,833
Royal Bank of Scotland	Canadian Dollar	717,000	Sell	11/17/11	724,393	683,438	40,955
UBS Warburg LLC	Indonesian Rupiah	6,244,000,000	Sell	10/31/11	700,000	708,282	(8,282)
UBS Warburg LLC	Mexican Peso	13,466,500	Sell	11/18/11	1,000,000	966,262	33,738
UBS Warburg LLC	Mexican Peso	1,377,700	Sell	11/18/11	100,000	98,854	1,146
UBS Warburg LLC	Mexican Peso	4,109,400	Sell	11/18/11	300,000	294,862	5,138
UBS Warburg LLC	Singapore Dollar	518,200	Sell	12/09/11	400,000	396,269	3,731
UBS Warburg LLC	Japanese Yen	2,720,000,000	Sell	10/31/11	35,161,880	35,280,491	(118,611)
UBS Warburg LLC	Japanese Yen	150,000,000	Sell	10/11/11	1,846,290	1,945,068	(98,778)
UBS Warburg LLC	Japanese Yen	3,500,000	Sell	10/17/11	44,105	45,388	(1,283)
UBS Warburg LLC	Japanese Yen	5,300,000	Sell	10/17/11	66,820	68,731	(1,911)
UBS Warburg LLC	Mexican Peso	165,060,477	Sell	11/18/11	13,934,446	11,843,585	2,090,861
							$7,711,802

ING PIMCO Total Return Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	106	12/19/11	$26,359,550	$(3,242)
90-Day Eurodollar	644	03/19/12	160,050,100	377,230
90-Day Eurodollar	977	06/18/12	242,808,925	574,257
90-Day Eurodollar	745	09/17/12	185,169,750	451,364
90-Day Eurodollar	412	12/17/12	102,397,450	280,627
90-Day Eurodollar	1,256	03/18/13	312,116,000	1,678,406
90-Day Eurodollar	667	06/17/13	165,632,775	871,772
90-Day Eurodollar	249	09/16/13	61,764,450	374,112
90-Day Eurodollar	92	12/16/13	22,782,650	200,004
90-Day Eurodollar	87	03/17/14	21,509,663	223,910
90-Day Eurodollar	14	06/16/14	3,455,025	38,905
90-Day Eurodollar (NYL)	35	12/19/12	8,698,812	31,470
90-Day Eurodollar (NYL)	162	03/18/13	40,256,996	66,433
U.S. Treasury 10-Year Note	368	12/20/11	47,874,500	115,465
			$1,400,876,646	$5,280,713

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on September 30, 2011:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	8,700,000	$468,940	$838,672	$(369,732)
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	48,511	84,938	(36,427)
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	10,780	17,978	(7,198)
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	301,847	500,593	(198,746)
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	161,704	262,893	(101,189)
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	5,300,000	314,414	605,690	(291,276)
Citigroup, Inc.	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	4,900,000	290,684	534,489	(243,805)
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	800,000	47,459	78,607	(31,148)
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	41,526	73,740	(32,214)
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	83,053	146,916	(63,863)
UBS Warburg LLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	300,000	17,797	33,682	(15,885)
Barclays Bank PLC	CDX.EM.15 Index	Sell	0.500	06/20/16	USD	800,000	47,826	83,350	(35,524)
Deutsche Bank AG	CDX.EM.15 Index	Sell	5.000	06/20/16	USD	200,000	11,956	24,371	(12,415)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	962,940	1,757	—	1,757
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	7,592	—	7,592
BNP Paribas Bank	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	28,200,000	(447,856)	104,412	(552,268)
Deutsche Bank AG	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	8,900,000	(141,345)	39,484	(180,829)
Morgan Stanley	CDX.NA.IG.16 Index	Sell	1.000	06/20/16	USD	5,200,000	(82,583)	23,360	(105,943)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	22,827	—	22,827
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	2,958	—	2,958
							$1,209,847	$3,453,175	$(2,243,328)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/11 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	500,000	$(13,343)	$(5,120)	$(8,223)
Barclays Bank PLC	Federative Republic of Brazil	Sell	1.000	06/20/16	1.931	USD	2,900,000	(120,533)	(3,863)	(116,670)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	500,000	(13,343)	(10,234)	(3,109)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	09/20/15	1.786	USD	1,000,000	(30,002)	(12,334)	(17,668)
Citigroup, Inc.	Federative Republic of Brazil	Sell	1.000	06/20/16	1.931	USD	4,800,000	(199,503)	(10,697)	(188,806)
Deutsche Bank AG	Federative Republic of Brazil	Sell	1.000	06/20/16	1.931	USD	1,100,000	(45,719)	(2,443)	(43,276)
Goldman Sachs & Co.	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	500,000	(13,343)	(4,782)	(8,561)
Goldman Sachs International	Federative Republic of Brazil	Sell	0.100	09/20/16	1.976	USD	500,000	(22,825)	(2,948)	(19,877)
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	800,000	(21,349)	(15,839)	(5,510)
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/15	1.743	USD	1,600,000	(42,698)	(12,591)	(30,107)
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	09/20/15	1.786	USD	900,000	(27,002)	(7,086)	(19,916)
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	03/20/16	1.880	USD	600,000	(22,447)	(1,887)	(20,560)
HSBC Bank USA	Federative Republic of Brazil	Sell	1.000	06/20/16	1.931	USD	3,500,000	(145,471)	(4,663)	(140,808)
UBS Warburg LLC	Federative Republic of Brazil	Sell	1.000	09/20/15	1.786	USD	500,000	(15,001)	(3,745)	(11,256)
Barclays Bank PLC	General Electric Capital Corp.	Sell	0.640	12/20/12	2.549	USD	1,200,000	(27,633)	—	(27,633)
BNP Paribas Bank	General Electric Capital Corp.	Sell	4.700	12/20/13	2.882	USD	600,000	23,246	—	23,246
Citigroup, Inc.	General Electric Capital Corp.	Sell	4.325	12/20/13	2.882	USD	300,000	9,225	—	9,225
Morgan Stanley	General Electric Capital Corp.	Sell	1.000	12/20/15	3.003	USD	1,700,000	(129,850)	(27,925)	(101,925)
Deutsche Bank AG	Government of France O.A.T.	Sell	0.250	03/20/16	1.755	USD	900,000	(56,978)	(31,390)	(25,588)
Morgan Stanley	Government of France O.A.T.	Sell	0.250	03/20/16	1.755	USD	500,000	(31,654)	(14,835)	(16,819)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	12/20/15	1.713	USD	700,000	(40,931)	(11,343)	(29,588)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/11 (%) (4)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Government of France O.A.T.	Sell	0.250	03/20/16	1.755	USD	500,000	$(31,654)	$(14,633)	$(17,021)
UBS Warburg LLC	Government of France O.A.T.	Sell	0.250	03/20/16	1.755	USD	800,000	(50,647)	(27,876)	(22,771)
Deutsche Bank AG	Japanese Government 20-Year Issue	Sell	1.000	03/20/15	1.208	USD	1,000,000	(7,024)	7,958	(14,982)
Citigroup, Inc.	Metlife Inc.	Sell	1.000	12/20/15	3.252	USD	2,900,000	(248,772)	(88,678)	(160,094)
Deutsche Bank AG	Metlife Inc.	Sell	1.000	03/20/18	3.516	USD	2,500,000	(336,666)	(130,924)	(205,742)
UBS Warburg LLC	Metlife Inc.	Sell	1.000	12/20/15	3.252	USD	1,600,000	(137,254)	(72,847)	(64,407)
Barclays Bank PLC	Morgan Stanley	Sell	0.100	09/20/12	5.429	USD	100,000	(4,173)	(1,823)	(2,350)
Goldman Sachs International	People’s Repblic of China	Sell	0.100	09/20/16	1.954	USD	100,000	(4,418)	519	(4,937)
Barclays Bank PLC	People’s Republic of China	Sell	1.000	03/20/16	1.877	USD	1,000,000	(36,941)	10,412	(47,353)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	03/20/15	1.708	USD	5,000,000	(118,072)	19,333	(137,405)
Deutsche Bank AG	People’s Republic of China	Sell	1.000	09/20/16	1.954	USD	400,000	(17,672)	2,096	(19,768)
Morgan Stanley	People’s Republic of China	Sell	0.100	09/20/16	1.954	USD	600,000	(26,508)	2,964	(29,472)
UBS Warburg LLC	People’s Republic of China	Sell	1.000	09/20/16	1.954	USD	300,000	(13,254)	1,478	(14,732)
HSBC Bank USA	Republic of France	Sell	0.250	09/20/16	1.825	USD	300,000	(21,854)	(11,054)	(10,800)
UBS AG	Republic of France	Sell	0.250	09/20/16	1.825	USD	100,000	(7,285)	(5,143)	(2,142)
UBS AG	Republic of Indonesia	Sell	0.100	09/20/16	2.969	USD	300,000	(26,487)	(4,586)	(21,901)
Barclays Bank PLC	Republic of Italy	Sell	1.000	03/20/16	4.679	USD	800,000	(110,993)	(27,029)	(83,964)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	03/20/16	4.679	USD	2,800,000	(388,476)	(82,388)	(306,088)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	03/20/16	4.679	USD	200,000	(27,748)	(6,679)	(21,069)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	4.686	USD	1,000,000	(145,176)	(17,822)	(127,354)
Goldman Sachs & Co.	Republic of Italy	Sell	1.000	06/20/16	4.686	USD	16,400,000	(2,380,883)	(282,834)	(2,098,049)
Deutsche Bank AG	Reynolds American Inc.	Sell	1.280	06/20/17	1.804	USD	600,000	(16,631)	—	(16,631)
Citigroup, Inc.	Ruplic of Kazakhstan	Sell	1.000	03/20/16	3.057	USD	300,000	(25,377)	(7,544)	(17,833)
Deutsche Bank AG	Ruplic of Kazakhstan	Sell	1.000	03/20/16	3.057	USD	300,000	(25,377)	(7,907)	(17,470)
HSBC Bank USA	Ruplic of Kazakhstan	Sell	1.000	03/20/16	3.057	USD	400,000	(33,836)	(10,220)	(23,616)
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	03/20/16	3.790	USD	300,000	(32,484)	(17,635)	(14,849)
Goldman Sachs & Co.	Spanish Government Bond	Sell	1.000	06/20/16	3.799	USD	1,000,000	(113,639)	(54,585)	(59,054)
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	06/20/15	0.757	USD	4,600,000	40,795	30,139	10,656
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.814	USD	800,000	6,116	14,997	(8,881)
Goldman Sachs & Co.	United Kingdom Gilt	Sell	1.000	12/20/15	0.814	USD	1,000,000	7,645	18,932	(11,287)
Morgan Stanley	United Kingdom Gilt	Sell	1.000	06/20/16	0.883	USD	400,000	2,135	6,509	(4,374)
Barclays Bank PLC	United Mexican States	Sell	1.000	03/20/15	1.686	USD	600,000	(13,848)	(9,144)	(4,704)
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/15	1.686	USD	600,000	(13,848)	(9,331)	(4,517)
Citigroup, Inc.	United Mexican States	Sell	1.000	09/20/15	1.786	USD	1,000,000	(30,010)	(11,935)	(18,075)
Citigroup, Inc.	United Mexican States	Sell	1.000	03/20/16	1.880	USD	8,000,000	(299,223)	(40,157)	(259,066)
Deutsche Bank AG	United Mexican States	Sell	1.000	03/20/15	1.686	USD	200,000	(4,616)	(3,110)	(1,506)
UBS Warburg LLC	United States Treasury Note	Sell	0.250	09/20/15	0.430	EUR	5,000,000	(46,532)	(57,164)	10,632
								(5,727,841)	(1,071,436)	$(4,656,405)

(1)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on AUD-BBR-BBSW Counterparty: Citigroup, Inc.	06/15/17	AUD	700,000	$12,146	$5,187	$6,959
Receive a fixed rate equal to 5.000% and pay a floating rate based on AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/17	AUD	300,000	5,209	2,324	2,885
Receive a fixed rate equal to 5.000% and pay a floating rate based on AUD-BBR-BBSW Counterparty: Royal Bank of Scotland	06/15/17	AUD	700,000	12,155	5,488	6,667
Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	3,900,000	58,865	3,924	54,941
Receive a fixed rate equal to 12.285% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	12,500,000	259,927	11,286	248,641
Receive a fixed rate equal to 11.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/14	BRL	3,200,000	52,865	8,988	43,877
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	8,500,000	133,627	732	132,895
Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/13	BRL	3,500,000	55,723	(2,108)	57,831
Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/14	BRL	4,200,000	114,117	18,508	95,609
Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	2,000,000	21,996	114	21,882
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	1,400,000	5,901	—	5,901
Receive a fixed rate equal to 10.450% and pay a floating rate based on Brazil Cetip Interbank Counterparty: HSBC Bank USA	01/02/13	BRL	6,200,000	459	(4,494)	4,953
Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	5,300,000	75,618	(1,774)	77,392
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	11,200,000	176,073	7,471	168,602

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	5,000,000	$105,441	$6,290	$99,151
Receive a fixed rate equal to 12.830% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	14,300,000	325,732	—	325,732
Receive a fixed rate equal to 10.530% and pay a floating rate based on Brazil Cetip Interbank Counterparty: HSBC Bank USA	01/02/14	BRL	8,100,000	(21,833)	(23,805)	1,972
Receive a fixed rate equal to 10.990% and pay a floating rate based on Brazil Cetip Interbank Counterparty: HSBC Bank USA	01/02/14	BRL	5,600,000	7,586	7,894	(308)
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/14	BRL	400,000	10,238	1,427	8,811
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	2,100,000	43,765	—	43,765
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch	01/02/12	BRL	2,900,000	86,579	(1,658)	88,237
Receive a fixed rate equal to 10.455% and pay a floating rate based on Brazil Cetip Interbank Counterparty: Morgan Stanley	01/02/13	BRL	4,600,000	801	(1,381)	2,182
Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	2,500,000	41,524	1,686	39,838
Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	9,200,000	184,284	15,082	169,202
Receive a fixed rate equal to 10.580% and pay a floating rate based on Brazil Cetip Interbank Counterparty: Morgan Stanley	01/02/14	BRL	16,400,000	(36,234)	(32,326)	(3,908)
Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	3,100,000	38,888	(346)	39,234
Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	1,600,000	40,289	4,390	35,899
Receive a fixed rate equal to 11.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Royal Bank of Scotland Group PLC	01/02/13	BRL	3,200,000	37,284	1,701	35,583
Receive a fixed rate equal to 10.605% and pay a floating rate based on Brazil Cetip Interbank Counterparty: UBS AG	01/02/13	BRL	6,000,000	6,710	—	6,710
Receive a fixed rate equal to 10.770% and pay a floating rate based on Brazil Cetip Interbank Counterparty: UBS AG	01/02/14	BRL	3,500,000	(1,600)	(1,644)	44
Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	2,100,000	37,785	2,116	35,669
Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	2,600,000	55,237	3,977	51,260
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Barclays Bank PLC	09/21/18	EUR	1,000,000	21,559	(16,516)	38,075

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Barclays Bank PLC	09/21/21	EUR	14,200,000	$1,683,338	$230,225	$1,453,113
Receive a fixed rate equal to 5.600% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Barclays Bank PLC	09/21/21	EUR	3,400,000	195,738	31,440	164,298
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: BNP Paribas Bank	03/21/22	EUR	1,800,000	85,269	28,987	56,282
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Citigroup, Inc.	09/21/21	EUR	1,300,000	177,889	1,532	176,357
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Citigroup, Inc.	03/21/22	EUR	300,000	(3,919)	(323)	(3,596)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Deutsche Bank AG	09/21/21	EUR	2,800,000	161,196	19,400	141,796
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Deutsche Bank AG	03/21/22	EUR	1,600,000	75,794	24,756	51,038
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Goldman Sachs & Co.	09/21/21	EUR	7,900,000	936,505	(84,504)	1,021,009
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: Goldman Sachs Bank USA	03/21/22	EUR	500,000	(6,532)	(538)	(5,994)
Receive a fixed rate equal to 3.650% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	3,500,000	478,931	16,452	462,479
Receive a fixed rate equal to 3.500% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/21/21	EUR	2,000,000	237,090	(14,718)	251,808
Receive a fixed rate equal to 2.500% and pay a floating rate based on the 6-month EUR-EURIBOR Reuters Counterparty: UBS AG	03/21/22	EUR	400,000	(5,226)	(431)	(4,795)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month GBP LIBOR Counterparty: Barclays Bank PLC	03/21/22	GBP	700,000	26,126	12,378	13,748
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 6-month GBP LIBOR Counterparty: HSBC Bank USA	03/21/22	GBP	2,800,000	104,505	43,401	61,104
Receive a fixed rate equal to 7.340% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	01/28/15	MXN	104,200,000	488,912	(784)	489,696
Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	01/28/15	MXN	19,900,000	92,918	(883)	93,801
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	56,595	—	56,595
Receive a fixed rate equal to 3.000% and pay a floating rate based on 28-day MXN TIIE-BANXICO Counterparty: HSBC Bank USA	09/06/16	MXN	3,000,000	(2,051)	1,683	(3,734)
Receive a fixed rate equal to 5.600% and pay a floating rate based on 28-day MXN TIIE-BANXICO Counterparty: Morgan Stanley	09/06/16	MXN	6,000,000	(4,098)	3,370	(7,468)
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Barclays Bank PLC	10/13/21	USD	6,800,000	554,261	419,115	135,146
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Barclays Bank PLC	06/15/41	USD	1,700,000	(553,369)	34,585	(587,954)
Receive a fixed rate equal to 1.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: BNP Paribas Bank	09/19/14	USD	6,600,000	79,775	(2,175)	81,950
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Citigroup, Inc.	06/15/41	USD	7,100,000	(2,311,128)	160,939	(2,472,067)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Goldman Sachs Bank USA	09/19/14	USD	3,300,000	$39,887	$(13,435)	$53,322
Receive a fixed rate equal to 0.500% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	09/19/13	USD	16,600,000	53,719	(19,468)	73,187
Receive a fixed rate equal to 3.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	10/13/21	USD	9,400,000	766,184	537,524	228,660
Receive a floating rate based on 3-month USD-LIBOR-BBA and pay a fixed rate equal to 4.250% Counterparty: Royal Bank of Scotland Group PLC	06/15/41	USD	15,700,000	(5,110,522)	309,390	(5,419,912)
				$266,503	$1,760,451	$(1,493,948)

ING PIMCO Total Return Portfolio Written Forward Volatility Options Open on September 30, 2011:

		Exercise	Expiration	Notional		Premiums
Description	Counterparty	Price (3)	Date	Amount		Received	Value

Swaption Straddle - OTC 1-Year vs. 2-Year Forward Swap Rate (10/15/12-10/15/14) (1)	Morgan Stanley	0.000	10/11/12	USD	23,400,000	$260,071	$(237,688)
Swaption Straddle - OTC 1-Year vs. 2-Year Forward Swap Rate (11/16/12-11/16/14) (2)	Morgan Stanley	0.000	11/14/12	USD	18,800,000	204,472	(195,531)
						$464,543	$(433,219)

(1) The observation date ends October 11, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires October 11, 2012.

(2) The observation date ends November 14, 2011 on which date the Portfolio will enter into the swaption straddle with the counterparty. The swaption straddle expires November 14, 2012.

(3) Exercise price determined on the observation date, based upon implied volatility parameters.

ING PIMCO Total Return Portfolio Written Inflation Floors Outstanding on September 30, 2011:

Inflation Floors

Counterparty	Underlying Reference Entity/Obligation	Strike Index	Floor Rate	Termination Date	Notional Amount		Premiums Received	Fair Value

Citigroup, Inc.	CPURNSA Index	215.949	0.000%	03/12/20	USD	1,600,000	$13,760	$(5,392)
Citigroup, Inc.	CPURNSA Index	216.687	0.000%	04/07/20	USD	2,000,000	17,600	(7,092)
Citigroup, Inc.	CPURNSA Index	217.965	0.000%	09/29/20	USD	2,200,000	28,380	(8,709)
Deutsche Bank AG	CPURNSA Index	215.949	0.000%	03/10/20	USD	1,000,000	7,500	(5,511)
							$67,240	$(26,704)

ING PIMCO Total Return Portfolio Written Options Open on September 30, 2011:

Options on Exchange Traded Futures Contracts

Description/Name of Issuer	Exercise Price		Expiration Date	# of Contracts	Premiums Received	Value

90-Day Eurodollar March Futures Put Option CME	USD	99.00	03/19/12	123	$100,566	$(26,138)
					$100,566	$(26,138)

ING PIMCO Total Return Portfolio Written Swaptions Open on September 30, 2011:

Written Swaptions on CDS Indices

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Strike Price	Expiration Date	Notional Amount		Premiums Received	Fair Value

Put OTC Swaption	Deutsche Bank AG	CDX.NA.IG.16 Index	Pay	0.820%	12/21/11	USD	7,000,000	$9,625	$(2,852)
Put OTC Swaption	Morgan Stanley	CDX.NA.IG.16 Index	Pay	1.500%	12/21/11	USD	2,700,000	19,140	(22,366)
Call OTC Swaption	BNP Paribas	CDX.NA.IG.16 Index	Receive	0.850%	12/21/11	USD	12,500,000	13,467	(6,525)
Call OTC Swaption	BNP Paribas	CDX.NA.IG.16 Index	Receive	1.200%	12/21/11	USD	6,000,000	25,800	(83,835)
Call OTC Swaption	Goldman Sachs	CDX.NA.IG.16 Index	Receive	0.850%	12/21/11	USD	4,500,000	3,600	(2,349)
Call OTC Swaption	Morgan Stanley	CDX.NA.IG.16 Index	Receive	0.800%	12/21/11	USD	8,200,000	9,730	(2,804)
Call OTC Swaption	Morgan Stanley	CDX.NA.IG.16 Index	Receive	0.850%	12/21/11	USD	3,100,000	2,480	(1,618)
Call OTC Swaption	Morgan Stanley	CDX.NA.IG.16 Index	Receive	1.000%	12/21/11	USD	2,700,000	5,775	(3,910)
Call OTC Swaption	UBS AG	CDX.NA.IG.16 Index	Receive	0.850%	12/21/11	USD	1,600,000	1,800	(835)
								$91,417	$(127,094)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Swaptions Open on September 30, 2011:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value

Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	21,800,000	$197,358	$(10,168)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	2,900,000	19,756	(1,989)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	16,900,000	182,931	(7,882)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	9,100,000	224,982	(14,907)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.200%	07/11/13	USD	12,600,000	88,928	(96,872)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	15,700,000	219,222	(217,833)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	1.750%	07/11/13	USD	84,400,000	396,405	(140,022)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	11,800,000	122,491	(6,996)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	13,000,000	141,396	(6,063)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.800%	10/11/11	USD	8,400,000	13,440	(9)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	18,400,000	112,916	(12,618)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	4.250%	10/11/11	USD	36,600,000	186,113	(4)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	4,900,000	29,522	(5)
Put OTC Swaption	Royal Bank of Scotland	3-month USD-LIBOR-BBA	Pay	1.700%	08/13/12	USD	21,600,000	299,766	(299,694)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	1.750%	11/19/12	USD	19,700,000	74,368	(11,483)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.000%	04/30/12	USD	21,800,000	43,600	(4,047)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	60,000,000	470,204	(41,146)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	10,800,000	105,840	(6,403)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	31,100,000	274,720	(14,506)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	3,000,000	75,330	(4,914)
			Total Written Swaptions					$3,279,288	$(897,561)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*

Credit contracts	$(4,645,088)
Foreign exchange contracts	524,492
Interest rate contracts	4,264,244
Total	$143,648

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 77.0%
		Consumer Discretionary: 9.9%
200,000	#	Allison Transmission, Inc., 7.125%, 05/15/19	$182,000	0.2
385,000		Beazer Homes USA, Inc., 9.125%, 06/15/18	238,700	0.3
200,000		Brown Shoe Co., Inc., 7.125%, 05/15/19	170,000	0.2
545,000	#, +	Burger King Capital Holdings LLC / Burger King Capital Finance, Inc., 04/15/19	301,113	0.4
550,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	522,500	0.6
548,625		Chrysler Group LLC, 6.000%, 04/28/17	483,019	0.6
100,000	#	Commercial Vehicle Group, Inc., 7.875%, 04/15/19	92,000	0.1
350,000		DR Horton, Inc., 2.000%, 05/15/14	354,375	0.4
477,000		DynCorp International, Inc., 10.375%, 07/01/17	418,568	0.5
66,531		Federal Mogul Corp., 2.178%, 12/28/15	61,486	0.1
130,400		Federal Mogul Corp., 2.178%, 12/29/14	120,512	0.1
100,000		Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/21	85,500	0.1
622,000		Ford Motor Co., 4.250%, 11/15/16	810,932	1.0
104,000	#	Lennar Corp., 2.750%, 12/15/20	97,370	0.1
1,010,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, 11/15/15	59,337	0.1
145,000	#	MDC Partners, Inc., 11.000%, 11/01/16	155,875	0.2
620,000		Navistar International Corp., 3.000%, 10/15/14	618,450	0.7
542,459	#, &, X	Pegasus Solutions, Inc., 13.000%, 04/15/14	406,844	0.5
495,000		Pierre Foods, Inc., 7.000%, 07/29/16	485,100	0.6
575,000	#	Pilgrim’s Pride Corp., 7.875%, 12/15/18	441,312	0.5
75,000		Regal Entertainment Group, 9.125%, 08/15/18	74,625	0.1
205,000		Scientific Games International, Inc., 9.250%, 06/15/19	207,562	0.3
500,000		Sitel LLC / Sitel Finance Corp., 11.500%, 04/01/18	397,500	0.5
360,000		Sonic Automotive, Inc., 5.000%, 10/01/29	398,250	0.5
117,000		Star Gas Partners L.P./Star Gas Finance Co., 8.875%, 12/01/17	119,925	0.1
416,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, 09/01/17	413,920	0.5
480,000		Wesco Distribution, Inc., 7.500%, 10/15/17	483,600	0.6
			8,200,375	9.9
		Consumer Staples: 4.3%
430,000		Alliance One International, Inc., 5.500%, 07/15/14	349,913	0.4
825,000		Alliance One International, Inc., 10.000%, 07/15/16	684,750	0.9
265,950		Ardent Health Services, 6.500%, 09/15/15	259,966	0.3
25,000	&	Catalent Pharma Solutions, Inc., 9.500%, 04/15/15	22,938	0.0
250,000	#	CDRT Merger Sub, Inc., 8.125%, 06/01/19	232,500	0.3
650,000		NCO Group, Inc., 5.161%, 11/15/13	568,750	0.7
267,584		NCO Group, Inc., 8.000%, 05/15/13	262,232	0.3
235,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.250%, 02/15/21	186,825	0.2
530,000		Ticketmaster Entertainment, Inc., 10.750%, 08/01/16	559,150	0.7
430,000		Yankee Acquisition Corp., 9.750%, 02/15/17	398,825	0.5
			3,525,849	4.3
		Energy: 10.6%
197,000		American Petroleum Tankers Parent LLC / AP Tankers Co., 10.250%, 05/01/15	195,523	0.2
219,223		Aquilex Holdings LLC, 6.000%, 03/11/16	192,368	0.2
400,000	#	Arch Coal, Inc., 7.250%, 06/15/21	387,000	0.5
200,000	#	Arch Coal, Inc., 7.000%, 06/15/19	191,000	0.2
89,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	87,665	0.1
75,000		Chaparral Energy, Inc., 8.250%, 09/01/21	68,812	0.1
300,000		Chesapeake Energy Corp., 2.250%, 12/15/38	256,125	0.3
620,000		Chesapeake Energy Corp., 2.500%, 05/15/37	593,650	0.7
125,000		Comstock Resources, Inc., 7.750%, 04/01/19	117,500	0.2
225,000		Concho Resources, Inc./Midland TX, 6.500%, 01/15/22	222,750	0.3

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Energy (continued)
150,000		Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 04/01/21	$147,375	0.2
130,000		Energy Partners Ltd, 8.250%, 02/15/18	120,250	0.2
200,000		Enterprise Products Operating L.P., 7.000%, 06/01/67	193,153	0.2
500,000	#	Expro Finance Luxembourg SCA, 8.500%, 12/15/16	437,500	0.5
300,000		Exterran Holdings, Inc., 4.250%, 06/15/14	273,750	0.3
305,000	#	Goodrich Petroleum Corp., 8.875%, 03/15/19	295,850	0.4
500,000		Holly Energy Partners LP, 6.250%, 03/01/15	496,250	0.6
150,000	#	James River Coal Co., 3.125%, 03/15/18	97,312	0.1
730,000		Massey Energy Co., 3.250%, 08/01/15	650,613	0.8
300,000	#	Midwest Vanadium Pty Ltd., 11.500%, 02/15/18	238,500	0.3
500,000	#	Murray Energy Corp., 10.250%, 10/15/15	480,000	0.6
71,000		Newpark Resources, Inc., 4.000%, 10/01/17	65,675	0.1
175,000		Petrohawk Energy Corp., 7.250%, 08/15/18	200,812	0.3
75,000		Pioneer Drilling Co., 9.875%, 03/15/18	78,750	0.1
785,000		Quicksilver Resources, Inc., 7.125%, 04/01/16	694,725	0.8
1,835,000		Tesoro Corp., 6.500%, 06/01/17	1,835,000	2.2
130,000		Venoco, Inc., 8.875%, 02/15/19	112,450	0.1
			8,730,358	10.6
		Financials: 9.0%
669		AES Red Oak, LLC, 8.540%, 11/30/19	689	0.0
545,000	#	Alliant Holdings I, Inc., 11.000%, 05/01/15	557,263	0.7
139,796		Alliant Insurance Services, 3.369%, 08/21/14	134,204	0.2
301,842		Amwins Group, Inc., 4.580%, 06/11/13	291,277	0.4
140,000		BAC Capital Trust VI, 5.625%, 03/08/35	100,599	0.1
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, 12/15/14	169,050	0.2
300,000	#	CEVA Group PLC, 11.500%, 04/01/18	277,500	0.3
145,000	#	CEVA Group PLC, 11.625%, 10/01/16	142,463	0.2
200,000		Ford Motor Credit Co. LLC, 5.875%, 08/02/21	199,584	0.2
1,645,000		Forest City Enterprises, Inc., 6.500%, 02/01/17	1,521,625	1.8
40,000		Forest City Enterprises, Inc., 7.625%, 06/01/15	38,600	0.0
365,000	#	Forest City Enterprises, Inc., 4.250%, 08/15/18	300,669	0.4
100,000		Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, 03/15/18	105,000	0.1
150,000	#	Host Hotels & Resorts L.P., 2.500%, 10/15/29	157,312	0.2
215,600		HUB International Holdings, Inc., 6.750%, 06/13/14	211,557	0.3
360,000	#	HUB International Holdings, Inc., 10.250%, 06/15/15	334,800	0.4
70,000		Janus Capital Group, Inc., 6.700%, 06/15/17	72,640	0.1
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, 03/15/37	855,000	1.0
305,000		National Money Mart Co., 10.375%, 12/15/16	314,150	0.4
540,000		Offshore Group Investments Ltd., 11.500%, 08/01/15	558,900	0.7
335,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.000%, 05/15/18	284,750	0.3
200,000		Sabra Health Care L.P. / Sabra Capital Corp., 8.125%, 11/01/18	187,000	0.2
238,889		SHG Services, Inc., 7.500%, 09/23/16	185,139	0.2
525,000	#	USB Realty Corp., 6.091%, 12/22/49	383,250	0.5
110,000	#	USI Holdings Corp., 4.161%, 11/15/14	96,250	0.1
			7,479,271	9.0
		Health Care: 7.8%
710,000		Alere, Inc., 3.000%, 05/15/16	621,250	0.8
75,000		BioMarin Pharmaceuticals, Inc., 1.875%, 04/23/17	125,250	0.1
253,000		BioScrip, Inc., 10.250%, 10/01/15	254,265	0.3
250,000		Cubist Pharmaceuticals, Inc., 2.250%, 06/15/13	314,375	0.4
532,000		Cubist Pharmaceuticals, Inc., 2.500%, 11/01/17	728,840	0.9
228,000		Gentiva Health Services, Inc., 11.500%, 09/01/18	182,400	0.2
377,955		Gentiva Health Services, Inc., 4.750%, 05/23/16	322,206	0.4
250,000	+	Hologic, Inc., 2.000%, 12/15/37	259,688	0.3
400,000	#	Kindred Escrow Corp., 8.250%, 06/01/19	307,500	0.4
332,000		Lantheus Medical Imaging, Inc., 9.750%, 05/15/17	303,780	0.4
530,000		MannKind Corp., 3.750%, 12/15/13	303,425	0.4

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Health Care (continued)
210,000		NuVasive, Inc., 2.750%, 07/01/17	$176,400	0.2
425,000		PDL BioPharma, Inc., 3.750%, 05/01/15	399,500	0.5
298,500		Surgery Center Holdings, Inc., 6.500%, 09/20/16	282,083	0.3
878,852	#, &	Surgical Care Affiliates, Inc., 8.875%, 07/15/15	848,092	1.0
145,000		Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	129,956	0.2
16,000	Z	Vanguard Health Systems, Inc., 02/01/16	10,480	0.0
746,000		Vertex Pharmaceuticals, Inc., 3.350%, 10/01/15	859,765	1.0
			6,429,255	7.8
		Industrials: 10.2%
250,000	#	ADS Tactical, Inc., 11.000%, 04/01/18	246,250	0.3
200,000		Aeroflex, Inc., 4.250%, 04/25/18	193,667	0.2
550,000		Anixter International, Inc., 5.950%, 03/01/15	541,750	0.7
225,000		Coleman Cable, Inc., 9.000%, 02/15/18	220,500	0.3
85,000		Continental Airlines, Inc., 4.500%, 01/15/15	106,675	0.1
20,903		Continental Airlines, Inc., 7.461%, 04/01/13	20,485	0.0
121,413		DAE Aviation Holdings, 5.260%, 07/31/14	113,673	0.1
126,690		DAE Aviation Holdings, 5.260%, 07/31/14	118,614	0.1
509,000	+	General Cable Corp., 4.500%, 11/15/29	460,645	0.6
279,250		Goodman Global, Inc., 5.750%, 10/06/16	277,330	0.3
120,000	#	Greenbrier Cos, Inc., 3.500%, 04/01/18	86,250	0.1
623,000		Horizon Lines, Inc., 4.250%, 08/15/12	457,905	0.6
224,300		Hudson Product Corp., 8.500%, 08/27/15	215,328	0.3
244,638		Hunter Defense Technologies, 3.620%, 08/01/14	225,067	0.3
2,600,000	X	Lear Corp. Escrow	—	—
190,000	#	Liberty Tire Recycling, 11.000%, 10/01/16	194,750	0.2
465,000		MasTec, Inc., 4.000%, 06/15/14	613,219	0.7
500,000		Mueller Water Products, 7.375%, 06/01/17	392,500	0.5
255,000	#	New Enterprise Stone & Lime Co., 11.000%, 09/01/18	203,362	0.2
68,399		Niagara Corp., 10.500%, 07/03/14	62,585	0.1
1,065,000	+	Roper Industries, Inc., 01/15/34	923,887	1.1
399,000		Sunpower Corp. - Class A, 4.750%, 04/15/14	349,125	0.4
255,000		SunPower Corp., 4.500%, 03/15/15	217,069	0.3
135,000		Swift Services Holdings, Inc., 10.000%, 11/15/18	120,825	0.2
340,000	#	Vishay Intertechnology, Inc., 2.250%, 05/15/41	227,800	0.3
1,166,000		Wesco International, Inc., 6.000%, 09/15/29	1,658,635	2.0
200,000	&	YCC Holdings LLC / Yankee Finance, Inc., 10.250%, 02/15/16	171,000	0.2
			8,418,896	10.2
		Information Technology: 6.4%
316,000	#	Allen Systems Group, Inc., 10.500%, 11/15/16	289,140	0.3
89,000	#	First Data Corp., 8.250%, 01/15/21	70,755	0.1
21,000		First Data Corp., 9.875%, 09/24/15	17,692	0.0
89,000	#	First Data Corp., 12.625%, 01/15/21	66,305	0.1
641,771		Frac Tech International LLC, 6.250%, 04/19/16	632,011	0.8
571,000	#	Lam Research Corp., 1.250%, 05/15/18	531,744	0.6
250,000	#	MedAssets, Inc., 8.000%, 11/15/18	239,375	0.3
450,000	#	Mentor Graphics Corp., 4.000%, 04/01/31	411,187	0.5
1,445,000	X	Millicom International Cellular S.A. Escrow	—	—
460,000	#	Novellus Systems, Inc., 2.625%, 05/15/41	399,625	0.5
550,000		Nuance Communications, Inc., 2.750%, 08/15/27	694,375	0.8
556,000		ON Semiconductor Corp., 2.625%, 12/15/26	594,920	0.7
450,000	#	Seagate HDD Cayman, 7.000%, 11/01/21	416,250	0.5
310,000	#	Seagate HDD Cayman, 7.750%, 12/15/18	305,350	0.4
150,000	#	WebMD Health Corp., 2.250%, 03/31/16	134,438	0.2
625,000	#	WebMD Health Corp., 2.500%, 01/31/18	508,594	0.6
			5,311,761	6.4
		Materials: 9.0%
300,000		AEP Industries, Inc., 8.250%, 04/15/19	284,250	0.3
550,000	#	Algoma Acquisition Corp., 9.875%, 06/15/15	429,000	0.5
250,000	#	APERAM, 7.375%, 04/01/16	221,250	0.3
150,000	#	Appleton Papers, Inc., 10.500%, 06/15/15	147,750	0.2
300,000	#, &	ARD Finance SA, 11.125%, 06/01/18	244,500	0.3
135,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	128,587	0.2
640,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	636,800	0.8

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Materials (continued)
400,000		Graham Packaging Co. L.P. / GPC Capital Corp. I, 8.250%, 01/01/17	$404,500	0.5
225,000		Graham Packaging Co., Inc., 9.875%, 10/15/14	228,094	0.3
475,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	394,250	0.5
219,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20	161,512	0.2
249,373		HHI Holdings LLC, 7.750%, 03/09/17	238,152	0.3
215,000	#	Ineos Finance PLC, 9.000%, 05/15/15	205,325	0.2
235,000	#	Ineos Group Holdings PLC, 8.500%, 02/15/16	175,075	0.2
150,000	#	JMC Steel Group, 8.250%, 03/15/18	141,750	0.2
260,000	#	Millar Western Forest Products Ltd., 8.500%, 04/01/21	200,200	0.2
264,000		Momentive Performance Materials, Inc., 9.000%, 01/15/21	182,160	0.2
400,333	&	Noranda Aluminium Acquisition Corp., 4.417%, 05/15/15	362,301	0.4
1,400,000		Nova Chemicals Corp., 7.875%, 09/15/25	1,379,000	1.7
325,000	#	Packaging Dynamics Corp., 8.750%, 02/01/16	320,125	0.4
225,000	#	Sealed Air Corp., 8.125%, 09/15/19	227,813	0.3
180,000		Steel Dynamics, Inc., 5.125%, 06/15/14	186,075	0.2
370,000		Texas Industries, Inc., 9.250%, 08/15/20	289,525	0.3
253,000	#	USG Corp., 8.375%, 10/15/18	212,520	0.3
			7,400,514	9.0
		Telecommunication Services: 6.0%
241,078		BCE, Inc., 3.240%, 10/31/14	234,523	0.3
145,000		Cambium Learning Group, Inc., 9.750%, 02/15/17	139,200	0.2
246,154		Cengage Learning Acquisitions, Inc., 2.490%, 07/04/14	195,341	0.2
250,000		Ciena Corp., 0.875%, 06/15/17	183,750	0.2
450,000		Cincinnati Bell, Inc., 8.250%, 10/15/17	438,750	0.5
600,000		Cricket Communications, Inc., 7.750%, 10/15/20	523,500	0.6
555,000		Frontier Communications Corp., 8.750%, 04/15/22	553,613	0.7
220,000		GeoEye, Inc., 9.625%, 10/01/15	240,900	0.3
262,000		Global Crossing Ltd., 12.000%, 09/15/15	298,352	0.4
150,000		Intelsat Corp., 3.246%, 02/01/14	139,875	0.2
105,000	#	InterDigital, Inc./PA, 2.500%, 03/15/16	115,631	0.1
85,000	#	MPL 2 Acquisition Canco, Inc., 9.875%, 08/15/18	79,475	0.1
700,000		PAETEC Holding Corp., 8.875%, 06/30/17	738,500	0.9
20,709		Telesat Canada / Telesat LLC, 3.240%, 10/31/14	20,146	0.0
270,000		Telesat Canada / Telesat LLC, 11.000%, 11/01/15	290,250	0.4
245,251		Wide Open West, 8.750%, 06/18/14	235,748	0.3
200,000		Windstream Corp., 7.750%, 10/15/20	196,000	0.2
350,000		Windstream Corp., 7.750%, 10/01/21	339,500	0.4
			4,963,054	6.0
		Telecommunications: 1.2%
230,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	214,475	0.3
245,000		Frontier Communications Corp., 8.500%, 04/15/20	238,875	0.3
590,000	#, &	Intelsat Bermuda Ltd., 11.500%, 02/04/17	508,875	0.6
50,000	#	Intelsat Jackson Holdings SA, 7.250%, 04/01/19	46,500	0.0
2,406	&	Intelsat Luxembourg S.A., 11.500%, 02/04/17	2,075	0.0
			1,010,800	1.2
		Utilities: 2.6%
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, 08/15/17	710,500	0.9
330,000	#	Intergen NV, 9.000%, 06/30/17	337,425	0.4
275,000	#	NRG Energy, Inc., 7.625%, 01/15/18	257,125	0.3
550,000	#	NRG Energy, Inc., 7.625%, 05/15/19	503,250	0.6
100,000	#	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc., 11.500%, 10/01/20	80,500	0.1
375,000	#	Texas Competitive Electric Holdings Co., LLC, 15.000%, 04/01/21	230,625	0.3
			2,119,425	2.6
		Total Corporate Bonds/Notes
		(Cost $64,905,550)	63,589,558	77.0

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.1%

1,000,000	#	Timberstar Trust, 7.530%, 10/15/36	$918,636	1.1
		Total Collateralized Mortgage Obligations
		(Cost $1,008,503)	918,636	1.1
MUNICIPAL BONDS: 1.5%
		Ohio: 0.4%
335,000	@	State of Ohio, 5.650%, 03/01/33	253,518	0.3
160,000	@	State of Ohio, 5.600%, 08/01/32	120,689	0.1
			374,207	0.4
		Texas: 1.1%
130,000	@	Alliance Airport Authority/TX, 5.250%, 12/01/29	84,224	0.1
995,000	@	Alliance Airport Authority/TX, 5.750%, 12/01/29	687,864	0.9
150,000	@	Dallas-Fort Worth International Airport Facilities Improvement Corp., 6.375%, 05/01/35	108,336	0.1
			880,424	1.1
		Total Municipal Bonds
		(Cost $1,334,694)	1,254,631	1.5
ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
120,000		Bear Stearns Asset-Backed Securities, Inc., 0.685%, 01/25/47	43,454	0.0
150,000	#	Dominos Pizza Master Issuer LLC, 5.261%, 04/25/37	151,676	0.2
		Total Asset-Backed Securities
		(Cost $208,720)	195,130	0.2

Shares			Value	Percentage of Net Assets
COMMON STOCK: 14.5%
		Consumer Discretionary: 1.0%
2,908		Lear Corp.	$124,753	0.2
1,476	X	Perseus Holding Corp.	—	—
25,931		Service Corp. International	237,528	0.3
10,709		Starbucks Corp.	399,339	0.5
2,267	@	WMS Industries, Inc.	39,876	0.0
			801,496	1.0
		Consumer Staples: 0.1%
35,400	@	Alliance One International, Inc.	86,376	0.1
		Energy: 0.7%
43,381	@	Hercules Offshore, Inc.	126,672	0.1
6,900		Marathon Oil Corp.	148,902	0.2
3,450		Marathon Petroleum Corp.	93,357	0.1
17,091	@	SandRidge Energy, Inc.	95,026	0.1
2,859		Transocean Ltd.	136,489	0.2
			600,446	0.7
		Financials: 0.3%
651		CME Group, Inc.	160,406	0.2
1,162	@, X	KNIA Holdings	8,125	0.0
2,445		Legg Mason, Inc.	62,861	0.1
			231,392	0.3
		Health Care: 3.5%
7,538		Aetna, Inc.	274,006	0.3
1,400	@	Alere, Inc.	27,510	0.0
3,611		Alere, Inc.	693,312	0.9
4,804	@	Bio-Rad Laboratories, Inc.	436,059	0.5
5,600		Cigna Corp.	234,864	0.3
11,045	@	Thermo Fisher Scientific, Inc.	559,319	0.7
5,900		UnitedHealth Group, Inc.	272,108	0.3
5,350	@	Waters Corp.	403,872	0.5
			2,901,050	3.5
		Industrials: 3.5%
17,548	@	BE Aerospace, Inc.	581,014	0.7
19,600	@	Commercial Vehicle Group, Inc.	128,772	0.2
8,080		Cooper Industries PLC	372,650	0.5
16,312	@	DigitalGlobe, Inc.	316,942	0.4
7,920		ESCO Technologies, Inc.	201,960	0.2
4,100	@	General Cable Corp.	95,735	0.1
8,355	@	GeoEye, Inc.	236,864	0.3
6,900		ITT Corp.	289,800	0.3
8,019		Kennametal, Inc.	262,542	0.3
5,300		Lennox International, Inc.	136,634	0.2
16,300	@	Orbital Sciences Corp.	208,640	0.3
			2,831,553	3.5
		Information Technology: 1.8%
7,400	@	Arrow Electronics, Inc.	205,572	0.2
3,200	@	Blackboard, Inc.	142,912	0.2
14,400	@	Ingram Micro, Inc.	232,272	0.3
7,419	@	Itron, Inc.	218,861	0.3
21		Magnachip Semiconductors S.A.	—	—
51,400	@	PMC - Sierra, Inc.	307,372	0.4
4,000		Research In Motion Ltd.	81,200	0.1
10,664		TE Connectivity Ltd.	300,085	0.3
			1,488,274	1.8
		Materials: 2.9%
2,371		FMC Corp.	163,978	0.2
16,600		Freeport-McMoRan Copper & Gold, Inc.	505,470	0.6
34,947	@	Georgia Gulf Corp.	483,317	0.6
31,949		LyondellBasell Industries NV	780,514	1.0
13,200	@	Owens-Illinois, Inc.	199,584	0.2
91,233	@	Polymet Mining Corp.	112,217	0.1
5,400		Texas Industries, Inc.	171,396	0.2
			2,416,476	2.9
		Telecommunications: 0.4%
28,800		Windstream Corp.	335,808	0.4

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities: 0.3%
12,664		CMS Energy Corp.	$250,621	0.3
		Total Common Stock
		(Cost $10,667,104)	11,943,492	14.5
PREFERRED STOCK: 3.0%
		Energy: 0.7%
11,500		Petroquest Energy, Inc.	440,910	0.5
1,400		SandRidge Energy, Inc.	141,414	0.2
			582,324	0.7
		Financials: 2.0%
325	#, P	Ally Financial, Inc.	217,659	0.3
27,580	P	Forest City Enterprises, Inc.	1,241,420	1.5
10,000	@, P	GMAC Capital Trust I	182,500	0.2
775	X	Perseus Holding Corp.	—	—
			1,641,579	2.0
		Industrials: 0.3%
2,200	P	General Cable Corp.	258,637	0.3
		Total Preferred Stock
		(Cost $2,626,653)	2,482,540	3.0
WARRANTS: –%
		Information Technology: –%
840	X	Magnachip Semiconductors S.A.	—	—
		Total Warrants
		(Cost $13)	—	—
		Total Long-Term Investments
		(Cost $80,751,237)	80,383,987	97.3
SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 2.0%
1,682,786		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,682,786)	1,682,786	2.0
		Total Short-Term Investments
		(Cost $1,682,786)	1,682,786	2.0
		Total Investments in Securities (Cost $82,434,023)*	$82,066,773	99.3
		Assets in Excess of Other Liabilities	556,263	0.7
		Net Assets	$82,623,036	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

		Cost for federal income tax purposes is $82,508,658.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$8,056,516
		Gross Unrealized Depreciation	(8,498,401)
		Net Unrealized depreciation	$(441,885)

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$801,496	$—	$—	$801,496
Consumer Staples	86,376	—	—	86,376
Energy	600,446	—	—	600,446
Financials	223,267	8,125	—	231,392
Health Care	2,901,050	—	—	2,901,050
Industrials	2,831,553	—	—	2,831,553
Information Technology	1,488,274	—	—	1,488,274
Materials	2,416,476	—	—	2,416,476
Telecommunications	335,808	—	—	335,808
Utilities	250,621	—	—	250,621
Total Common Stock	11,935,367	8,125	—	11,943,492
Preferred Stock	—	1,241,120	1,241,420	2,482,540
Warrants	—	—	—	—
Corporate Bonds/Notes	—	63,589,558	—	63,589,558
Collateralized Mortgage Obligations	—	918,636	—	918,636
Municipal Bonds	—	1,254,631	—	1,254,631
Asset-Backed Securities	—	195,130	—	195,130
Short-Term Investments	1,682,786	—	—	1,682,786
Total Investments, at value	$13,618,153	$67,207,200	$1,241,420	$82,066,773

#                              The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Preferred Stock	$1,931,673	$—	$(295,102)	$—	$199,200	$(594,351)	$—	$—	$1,241,420
Total Investments, at value	$1,931,673	$—	$(295,102)	$—	$199,200	$(594,351)	$—	$—	$1,241,420

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(594,351).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
3,417,788		ING BlackRock Inflation Protected Bond Portfolio - Class I	$36,536,150	5.1
2,567,576	@	ING Clarion Global Real Estate Portfolio - Class I	21,413,584	3.0
346,082		ING Clarion Real Estate Portfolio - Class I	7,101,602	1.0
933,839	@	ING Davis New York Venture Portfolio - Class I	14,250,378	2.0
1,344,490		ING Equity Dividend Fund - Class I	12,530,642	1.7
3,009,669		ING Floating Rate Fund - Class I	29,284,075	4.0
3,136,081		ING Global Bond Fund - Class I	36,472,627	5.0
2,384,550		ING Goldman Sachs Commodity Strategy Portfolio - Class I	14,283,457	2.0
1,106,837		ING Growth and Income Portfolio - Class I	21,406,232	3.0
6,022,792		ING Intermediate Bond Portfolio - Class I	76,850,824	10.6
4,455,521	@	ING International Core Fund - Class I	35,599,614	4.9
1,691,475	@	ING International Growth Fund - Class I	14,208,391	2.0
1,678,704	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	28,470,825	3.9
1,532,849	@	ING Large Cap Growth Portfolio - Class I	17,781,053	2.5
2,542,359	@	ING Limited Maturity Bond Portfolio - Class I	25,601,557	3.5
2,383,403		ING MidCap Opportunities Portfolio - Class I	24,882,728	3.4
4,624,589		ING PIMCO High Yield Portfolio - Class I	43,887,348	6.1
12,521,408	@	ING PIMCO Total Return Bond Portfolio - Class I	142,618,832	19.7
2,611,136		ING Pioneer Mid Cap Value Portfolio - Class I	24,205,235	3.3
935,659		ING Small Company Portfolio - Class I	14,222,014	2.0
2,057,085		ING T. Rowe Price Equity Income Portfolio - Class I	21,373,114	3.0
325,408	@	ING T. Rowe Price Growth Equity Portfolio - Class I	15,951,481	2.2
1,584,709	@	ING Templeton Foreign Equity Portfolio - Class I	14,246,538	2.0
271,359	@	ING Thornburg Value Portfolio - Class I	7,087,888	1.0
2,256,786		ING U.S. Stock Index Portfolio - Class I	21,371,766	3.0
		Total Investments in Affiliated Investment Companies
		(Cost $765,456,122)	$721,637,955	99.9
		Assets in Excess of Other Liabilities	986,470	0.1
		Net Assets	$722,624,425	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $786,894,692.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$9,882,003
		Gross Unrealized Depreciation	(75,138,740)
		Net Unrealized depreciation	$(65,256,737)

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$721,637,955	$—	$—	$721,637,955
Total Investments, at value	$721,637,955	$—	$—	$721,637,955

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
4,006,047	@	ING Clarion Global Real Estate Portfolio - Class I	$33,410,430	3.0
539,938		ING Clarion Real Estate Portfolio - Class I	11,079,531	1.0
1,639,151	@	ING Davis New York Venture Portfolio - Class I	25,013,447	2.2
2,997,232		ING Equity Dividend Fund - Class I	27,934,201	2.5
3,523,078		ING Floating Rate Fund - Class I	34,279,549	3.0
4,894,453		ING Global Bond Fund - Class I	56,922,491	5.1
5,581,479		ING Goldman Sachs Commodity Strategy Portfolio - Class I	33,433,060	3.0
2,014,810		ING Growth and Income Portfolio - Class I	38,966,425	3.5
5,147,677		ING Intermediate Bond Portfolio - Class I	65,684,358	5.9
11,122,329	@	ING International Core Fund - Class I	88,867,410	7.9
3,958,411	@	ING International Growth Fund - Class I	33,250,654	3.0
2,619,002	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	44,418,275	4.0
3,826,390	@	ING Large Cap Growth Portfolio - Class I	44,386,119	4.0
2,541,838	@	ING Marsico Growth Portfolio - Class I	38,763,035	3.4
4,249,747		ING MidCap Opportunities Portfolio - Class I	44,367,356	4.0
6,015,214		ING PIMCO High Yield Portfolio - Class I	57,084,381	5.1
10,272,467	@	ING PIMCO Total Return Bond Portfolio - Class I	117,003,401	10.4
4,717,580		ING Pioneer Mid Cap Value Portfolio - Class I	43,731,965	3.9
2,919,587		ING Small Company Portfolio - Class I	44,377,720	4.0
2,641,527		ING T Rowe Price Capital Appreciation Portfolio - Class I	55,947,531	5.0
5,883,840		ING T. Rowe Price Equity Income Portfolio - Class I	61,133,096	5.4
789,706	@	ING T. Rowe Price Growth Equity Portfolio - Class I	38,711,365	3.4
3,708,687	@	ING Templeton Foreign Equity Portfolio - Class I	33,341,094	3.0
529,211	@	ING Thornburg Value Portfolio - Class I	13,822,986	1.2
3,522,765		ING U.S. Stock Index Portfolio - Class I	33,360,587	3.0
		Total Investments in Affiliated Investment Companies
		(Cost $1,153,756,593)	$1,119,290,467	99.9
		Assets in Excess of Other Liabilities	1,209,803	0.1
		Net Assets	$1,120,500,270	100.0

	@	Non-income producing security
		Cost for federal income tax purposes is $1,195,269,286.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$33,798,262
		Gross Unrealized Depreciation	(109,777,081)
		Net Unrealized depreciation	$(75,978,819)

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$1,119,290,467	$—	$—	$1,119,290,467
Total Investments, at value	$1,119,290,467	$—	$—	$1,119,290,467

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.9%
3,345,280	@	ING Clarion Global Real Estate Portfolio - Class I	$27,899,637	3.0
901,708		ING Clarion Real Estate Portfolio - Class I	18,503,049	2.0
1,520,838	@	ING Davis New York Venture Portfolio - Class I	23,207,988	2.5
4,004,690		ING Equity Dividend Fund - Class I	37,323,714	4.0
2,942,866		ING Floating Rate Fund - Class I	28,634,087	3.1
2,861,683		ING Global Bond Fund - Class I	33,281,371	3.6
4,660,978		ING Goldman Sachs Commodity Strategy Portfolio - Class I	27,919,258	3.0
1,922,824		ING Growth and Income Portfolio - Class I	37,187,420	4.0
934,735		ING Intermediate Bond Portfolio - Class I	11,927,212	1.3
11,609,399	@	ING International Core Fund - Class I	92,759,097	9.9
4,407,094	@	ING International Growth Fund - Class I	37,019,593	4.0
3,827,149	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	64,908,440	6.9
3,993,918	@	ING Large Cap Growth Portfolio - Class I	46,329,448	5.0
2,728,873	@	ING Marsico Growth Portfolio - Class I	41,615,318	4.4
3,992,212		ING MidCap Opportunities Portfolio - Class I	41,678,693	4.5
3,015,781		ING PIMCO High Yield Portfolio - Class I	28,619,765	3.1
1,046,434	@	ING PIMCO Total Return Bond Portfolio - Class I	11,918,885	1.3
4,475,203		ING Pioneer Mid Cap Value Portfolio - Class I	41,485,131	4.4
3,047,415		ING Small Company Portfolio - Class I	46,320,703	5.0
2,206,012		ING T Rowe Price Capital Appreciation Portfolio - Class I	46,723,341	5.0
6,253,102		ING T. Rowe Price Equity Income Portfolio - Class I	64,969,731	7.0
847,802	@	ING T. Rowe Price Growth Equity Portfolio - Class I	41,559,244	4.4
4,129,193	@	ING Templeton Foreign Equity Portfolio - Class I	37,121,446	4.0
530,264	@	ING Thornburg Value Portfolio - Class I	13,850,500	1.5
2,941,243		ING U.S. Stock Index Portfolio - Class I	27,853,567	3.0
		Total Investments in Affiliated Investment Companies
		(Cost $984,217,706)	$930,616,638	99.9
		Assets in Excess of Other Liabilities	1,279,569	0.1
		Net Assets	$931,896,207	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $1,024,376,838.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$19,506,871
		Gross Unrealized Depreciation	(113,267,071)
		Net Unrealized depreciation	$(93,760,200)

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$930,616,638	$—	$—	$930,616,638
Total Investments, at value	$930,616,638	$—	$—	$930,616,638

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
2,860,980	@	ING Clarion Global Real Estate Portfolio - Class I	$23,860,572	4.0
289,184		ING Clarion Real Estate Portfolio - Class I	5,934,049	1.0
1,463,243	@	ING Davis New York Venture Portfolio - Class I	22,329,083	3.7
2,408,158		ING Equity Dividend Fund - Class I	22,444,029	3.7
1,835,664		ING Global Bond Fund - Class I	21,348,769	3.6
2,989,688		ING Goldman Sachs Commodity Strategy Portfolio - Class I	17,908,228	3.0
1,850,010		ING Growth and Income Portfolio - Class I	35,779,199	6.0
479,718		ING Intermediate Bond Portfolio - Class I	6,121,197	1.0
7,445,686	@	ING International Core Fund - Class I	59,491,034	10.0
2,826,761	@	ING International Growth Fund - Class I	23,744,789	4.0
2,455,869	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	41,651,537	7.0
2,561,760	@	ING Large Cap Growth Portfolio - Class I	29,716,415	5.0
1,944,810	@	ING Marsico Growth Portfolio - Class I	29,658,354	5.0
2,560,661		ING MidCap Opportunities Portfolio - Class I	26,733,304	4.5
537,031	@	ING PIMCO Total Return Bond Portfolio - Class I	6,116,778	1.0
2,883,152		ING Pioneer Mid Cap Value Portfolio - Class I	26,726,816	4.5
1,954,654		ING Small Company Portfolio - Class I	29,710,746	5.0
1,768,782		ING T Rowe Price Capital Appreciation Portfolio - Class I	37,462,800	6.3
4,297,298		ING T. Rowe Price Equity Income Portfolio - Class I	44,648,929	7.5
604,208	@	ING T. Rowe Price Growth Equity Portfolio - Class I	29,618,282	5.0
2,648,530	@	ING Templeton Foreign Equity Portfolio - Class I	23,810,281	4.0
510,174	@	ING Thornburg Value Portfolio - Class I	13,325,753	2.2
1,888,063		ING U.S. Stock Index Portfolio - Class I	17,879,960	3.0

		Total Investments in Affiliated Investment Companies
		(Cost $633,901,873)	$596,020,904	100.0
		Liabilities in Excess of Other Assets	(220,718)	—
		Net Assets	$595,800,186	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $653,832,127.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$17,546,824
		Gross Unrealized Depreciation	(75,358,047)
		Net Unrealized depreciation	$(57,811,223)

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$596,020,904	$—	$—	$596,020,904
Total Investments, at value	$596,020,904	$—	$—	$596,020,904

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.7%
99,979	@	ING Clarion Global Real Estate Portfolio - Class I	$833,825	4.0
10,106		ING Clarion Real Estate Portfolio - Class I	207,379	1.0
51,135	@	ING Davis New York Venture Portfolio - Class I	780,324	3.8
84,155		ING Equity Dividend Fund - Class I	784,320	3.8
64,141		ING Global Bond Fund - Class I	745,957	3.6
104,477		ING Goldman Sachs Commodity Strategy Portfolio - Class I	625,817	3.0
64,651		ING Growth and Income Portfolio - Class I	1,250,350	6.1
16,762		ING Intermediate Bond Portfolio - Class I	213,878	1.0
260,199	@	ING International Core Fund - Class I	2,078,988	10.1
98,786	@	ING International Growth Fund - Class I	829,803	4.0
85,823	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	1,455,555	7.1
89,526	@	ING Large Cap Growth Portfolio - Class I	1,038,507	5.0
67,967	@	ING Marsico Growth Portfolio - Class I	1,036,493	5.0
89,487		ING MidCap Opportunities Portfolio - Class I	934,249	4.5
18,764	@	ING PIMCO Total Return Bond Portfolio - Class I	213,724	1.0
100,769		ING Pioneer Mid Cap Value Portfolio - Class I	934,126	4.5
68,308		ING Small Company Portfolio - Class I	1,038,278	5.0
61,811		ING T Rowe Price Capital Appreciation Portfolio - Class I	1,309,151	6.3
150,176		ING T. Rowe Price Equity Income Portfolio - Class I	1,560,329	7.6
21,116	@	ING T. Rowe Price Growth Equity Portfolio - Class I	1,035,102	5.0
92,555	@	ING Templeton Foreign Equity Portfolio - Class I	832,068	4.0
17,829	@	ING Thornburg Value Portfolio - Class I	465,696	2.3
65,981		ING U.S. Stock Index Portfolio - Class I	624,839	3.0

		Total Investments in Affiliated Investment Companies
		(Cost $24,021,013)	$20,828,758	100.7
		Liabilities in Excess of Other Assets	(135,971)	(0.7)
		Net Assets	$20,692,787	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $24,238,086.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$1,546
		Gross Unrealized Depreciation	(3,410,874)
		Net Unrealized depreciation	$(3,409,328)

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$20,828,758	$—	$—	$20,828,758
Total Investments, at value	$20,828,758	$—	$—	$20,828,758

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.2%
39,614	@	ING Clarion Global Real Estate Portfolio - Class I	$330,385	3.0
5,339		ING Clarion Real Estate Portfolio - Class I	109,557	1.0
19,811	@	ING Davis New York Venture Portfolio - Class I	302,319	2.8
44,463		ING Equity Dividend Fund - Class I	414,393	3.8
48,413		ING Global Bond Fund - Class I	563,047	5.1
73,596		ING Goldman Sachs Commodity Strategy Portfolio - Class I	440,840	4.0
25,617		ING Growth and Income Portfolio - Class I	495,440	4.5
13,284		ING Intermediate Bond Portfolio - Class I	169,499	1.5
137,462	@	ING International Core Fund - Class I	1,098,318	10.0
52,188	@	ING International Growth Fund - Class I	438,379	4.0
45,339	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	768,946	7.0
42,569	@	ING Large Cap Growth Portfolio - Class I	493,800	4.5
32,317	@	ING Marsico Growth Portfolio - Class I	492,834	4.5
57,783		ING MidCap Opportunities Portfolio - Class I	603,255	5.5
35,705		ING PIMCO High Yield Portfolio - Class I	338,839	3.1
14,871	@	ING PIMCO Total Return Bond Portfolio - Class I	169,380	1.5
65,022		ING Pioneer Mid Cap Value Portfolio - Class I	602,756	5.5
36,087		ING Small Company Portfolio - Class I	548,524	5.0
26,124		ING T Rowe Price Capital Appreciation Portfolio - Class I	553,309	5.0
71,407		ING T. Rowe Price Equity Income Portfolio - Class I	741,922	6.7
10,040	@	ING T. Rowe Price Growth Equity Portfolio - Class I	492,159	4.5
48,897	@	ING Templeton Foreign Equity Portfolio - Class I	439,586	4.0
7,326	@	ING Thornburg Value Portfolio - Class I	191,354	1.7
23,237		ING U.S. Stock Index Portfolio - Class I	220,059	2.0

		Total Investments in Affiliated Investment Companies
		(Cost $12,701,398)	$11,018,900	100.2
		Liabilities in Excess of Other Assets	(16,565)	(0.2)
		Net Assets	$11,002,335	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $12,804,084.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$1,320
		Gross Unrealized Depreciation	(1,786,504)
		Net Unrealized depreciation	$(1,785,184)

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$11,018,900	$—	$—	$11,018,900
Total Investments, at value	$11,018,900	$—	$—	$11,018,900

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.1%
37,034		ING BlackRock Inflation Protected Bond Portfolio - Class I	$395,891	5.0
18,552	@	ING Clarion Global Real Estate Portfolio - Class I	154,724	2.0
10,121	@	ING Davis New York Venture Portfolio - Class I	154,447	2.0
40,760		ING Floating Rate Fund - Class I	396,597	5.0
33,982		ING Global Bond Fund - Class I	395,212	5.0
25,844		ING Goldman Sachs Commodity Strategy Portfolio - Class I	154,804	2.0
11,996		ING Growth and Income Portfolio - Class I	232,011	2.9
87,012		ING Intermediate Bond Portfolio - Class I	1,110,278	14.1
19,317	@	ING International Core Fund - Class I	154,339	2.0
18,334	@	ING International Growth Fund - Class I	154,003	2.0
9,097	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	154,288	2.0
13,292	@	ING Large Cap Growth Portfolio - Class I	154,190	2.0
55,095	@	ING Limited Maturity Bond Portfolio - Class I	554,810	7.1
18,452		ING MidCap Opportunities Portfolio - Class I	192,641	2.4
50,104		ING PIMCO High Yield Portfolio - Class I	475,490	6.1
173,943	@	ING PIMCO Total Return Bond Portfolio - Class I	1,981,208	25.3
20,036		ING Pioneer Mid Cap Value Portfolio - Class I	185,736	2.4
26,012		ING T. Rowe Price Equity Income Portfolio - Class I	270,260	3.4
2,351	@	ING T. Rowe Price Growth Equity Portfolio - Class I	115,250	1.5
17,176	@	ING Templeton Foreign Equity Portfolio - Class I	154,410	2.0
2,941	@	ING Thornburg Value Portfolio - Class I	76,827	1.0
24,452		ING U.S. Stock Index Portfolio - Class I	231,559	2.9

		Total Investments in Affiliated Investment Companies
		(Cost $8,484,254)	$7,848,975	100.1
		Liabilities in Excess of Other Assets	(6,023)	(0.1)
		Net Assets	$7,842,952	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $8,543,528.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$32,738
		Gross Unrealized Depreciation	(727,291)
		Net Unrealized depreciation	$(694,553)

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$7,848,975	$—	$—	$7,848,975
Total Investments, at value	$7,848,975	$—	$—	$7,848,975

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 100.0%
73,019	@	ING Clarion Global Real Estate Portfolio - Class I	$608,982	3.0
9,842		ING Clarion Real Estate Portfolio - Class I	201,955	1.0
36,517	@	ING Davis New York Venture Portfolio - Class I	557,249	2.7
60,102		ING Equity Dividend Fund - Class I	560,152	2.7
42,805		ING Floating Rate Fund - Class I	416,494	2.0
89,211		ING Global Bond Fund - Class I	1,037,525	5.1
101,734		ING Goldman Sachs Commodity Strategy Portfolio - Class I	609,385	3.0
47,218		ING Growth and Income Portfolio - Class I	913,201	4.5
97,905		ING Intermediate Bond Portfolio - Class I	1,249,267	6.1
126,706	@	ING International Core Fund - Class I	1,012,383	4.9
72,151	@	ING International Growth Fund - Class I	606,072	3.0
47,736	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	809,611	4.0
69,748	@	ING Large Cap Growth Portfolio - Class I	809,080	4.0
20,664	@	ING Limited Maturity Bond Portfolio - Class I	208,085	1.0
46,333	@	ING Marsico Growth Portfolio - Class I	706,585	3.5
77,464		ING MidCap Opportunities Portfolio - Class I	808,725	4.0
109,617		ING PIMCO High Yield Portfolio - Class I	1,040,269	5.1
200,934	@	ING PIMCO Total Return Bond Portfolio - Class I	2,288,644	11.2
85,920		ING Pioneer Mid Cap Value Portfolio - Class I	796,474	3.9
39,913		ING Small Company Portfolio - Class I	606,671	3.0
48,148		ING T Rowe Price Capital Appreciation Portfolio - Class I	1,019,770	5.0
112,123		ING T. Rowe Price Equity Income Portfolio - Class I	1,164,957	5.7
16,452	@	ING T. Rowe Price Growth Equity Portfolio - Class I	806,465	3.9
67,599	@	ING Templeton Foreign Equity Portfolio - Class I	607,716	3.0
13,505	@	ING Thornburg Value Portfolio - Class I	352,741	1.7
64,213		ING U.S. Stock Index Portfolio - Class I	608,096	3.0

		Total Investments in Affiliated Investment Companies
		(Cost $23,027,851)	$20,406,554	100.0
		Liabilities in Excess of Other Assets	(410)	—
		Net Assets	$20,406,144	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $23,121,381.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$17,067
		Gross Unrealized Depreciation	(2,731,894)
		Net Unrealized depreciation	$(2,714,827)

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$20,406,554	$—	$—	$20,406,554
Total Investments, at value	$20,406,554	$—	$—	$20,406,554

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.8%
1,007,721		ING BlackRock Inflation Protected Bond Portfolio - Class I	$10,772,540	5.0
504,794	@	ING Clarion Global Real Estate Portfolio - Class I	4,209,986	2.0
275,399	@	ING Davis New York Venture Portfolio - Class I	4,202,583	2.0
1,109,186		ING Floating Rate Fund - Class I	10,792,380	5.0
924,675		ING Global Bond Fund - Class I	10,753,966	5.0
703,193		ING Goldman Sachs Commodity Strategy Portfolio - Class I	4,212,127	2.0
326,418		ING Growth and Income Portfolio - Class I	6,312,919	2.9
2,367,696		ING Intermediate Bond Portfolio - Class I	30,211,804	14.1
525,595	@	ING International Core Fund - Class I	4,199,504	2.0
498,847	@	ING International Growth Fund - Class I	4,190,312	2.0
247,529	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	4,198,090	2.0
361,672	@	ING Large Cap Growth Portfolio - Class I	4,195,399	2.0
1,499,196	@	ING Limited Maturity Bond Portfolio - Class I	15,096,906	7.0
502,074		ING MidCap Opportunities Portfolio - Class I	5,241,652	2.4
1,363,504		ING PIMCO High Yield Portfolio - Class I	12,939,654	6.0
4,733,150	@	ING PIMCO Total Return Bond Portfolio - Class I	53,910,580	25.2
544,571		ING Pioneer Mid Cap Value Portfolio - Class I	5,048,174	2.4
707,763		ING T. Rowe Price Equity Income Portfolio - Class I	7,353,653	3.4
63,970	@	ING T. Rowe Price Growth Equity Portfolio - Class I	3,135,815	1.5
467,348	@	ING Templeton Foreign Equity Portfolio - Class I	4,201,459	2.0
80,032	@	ING Thornburg Value Portfolio - Class I	2,090,437	1.0
665,306		ING U.S. Stock Index Portfolio - Class I	6,300,444	2.9

		Total Investments in Affiliated Investment Companies
		(Cost $227,370,771)	$213,570,384	99.8
		Assets in Excess of Other Liabilities	466,891	0.2
		Net Assets	$214,037,275	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $231,383,528.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$1,776,890
		Gross Unrealized Depreciation	(19,590,034)
		Net Unrealized depreciation	$(17,813,144)

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$213,570,384	$—	$—	$213,570,384
Total Investments, at value	$213,570,384	$—	$—	$213,570,384

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
AFFILIATED INVESTMENT COMPANIES: 99.8%
56,832		ING BlackRock Inflation Protected Bond Portfolio - Class I	$607,529	3.0
71,152	@	ING Clarion Global Real Estate Portfolio - Class I	593,404	3.0
9,591		ING Clarion Real Estate Portfolio - Class I	196,799	1.0
25,879	@	ING Davis New York Venture Portfolio - Class I	394,909	2.0
62,550		ING Floating Rate Fund - Class I	608,609	3.0
86,912		ING Global Bond Fund - Class I	1,010,785	5.0
66,080		ING Goldman Sachs Commodity Strategy Portfolio - Class I	395,820	2.0
30,673		ING Growth and Income Portfolio - Class I	593,221	3.0
166,913		ING Intermediate Bond Portfolio - Class I	2,129,815	10.6
123,469	@	ING International Core Fund - Class I	986,516	4.9
46,873	@	ING International Growth Fund - Class I	393,734	2.0
34,888	@	ING JPMorgan Emerging Markets Equity Portfolio - Class I	591,706	2.9
42,479	@	ING Large Cap Growth Portfolio - Class I	492,756	2.5
60,393	@	ING Limited Maturity Bond Portfolio - Class I	608,153	3.0
25,800	@	ING Marsico Growth Portfolio - Class I	393,452	2.0
56,614		ING MidCap Opportunities Portfolio - Class I	591,048	2.9
128,136		ING PIMCO High Yield Portfolio - Class I	1,216,012	6.1
347,014	@	ING PIMCO Total Return Bond Portfolio - Class I	3,952,485	19.7
62,089		ING Pioneer Mid Cap Value Portfolio - Class I	575,566	2.9
25,928		ING Small Company Portfolio - Class I	394,112	2.0
46,915		ING T Rowe Price Capital Appreciation Portfolio - Class I	993,663	5.0
66,507		ING T. Rowe Price Equity Income Portfolio - Class I	691,007	3.4
8,016	@	ING T. Rowe Price Growth Equity Portfolio - Class I	392,933	2.0
43,914	@	ING Templeton Foreign Equity Portfolio - Class I	394,788	2.0
7,520	@	ING Thornburg Value Portfolio - Class I	196,420	1.0
62,543		ING U.S. Stock Index Portfolio - Class I	592,283	2.9

		Total Investments in Affiliated Investment Companies
		(Cost $21,968,762)	$19,987,525	99.8
		Assets in Excess of Other Liabilities	42,075	0.2
		Net Assets	$20,029,600	100.0

	@	Non-income producing security

		Cost for federal income tax purposes is $22,097,845.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$42,016
		Gross Unrealized Depreciation	(2,152,336)
		Net Unrealized depreciation	$(2,110,320)

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Affiliated Investment Companies	$19,987,525	$—	$—	$19,987,525
Total Investments, at value	$19,987,525	$—	$—	$19,987,525

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Consumer Discretionary: 19.9%
8,100	@	Autozone, Inc.	$2,585,439	0.4
99,900	@	Bed Bath & Beyond, Inc.	5,725,269	0.9
187,200	@	Carmax, Inc.	4,464,720	0.7
62,100	L	Central European Media Enterprises Ltd.	485,001	0.1
83,200		Chico’s FAS, Inc.	950,976	0.1
8,900	@	Chipotle Mexican Grill, Inc.	2,696,255	0.4
83,500		Choice Hotels International, Inc.	2,481,620	0.4
79,000		CTC Media, Inc.	703,100	0.1
72,600		Ctrip.com International Ltd. ADR	2,334,816	0.4
56,400	@	Dick’s Sporting Goods, Inc.	1,887,144	0.3
153,950	@	Discovery Communications, Inc. - Class C	5,411,342	0.8
80,700	@	Dollar General Corp.	3,047,232	0.5
56,250	@	Dollar Tree, Inc.	4,224,937	0.6
34,100		Fortune Brands, Inc.	1,844,128	0.3
33,400	@	Fossil, Inc.	2,707,404	0.4
61,100		Gap, Inc.	992,264	0.2
99,200		Gentex Corp.	2,385,760	0.4
35,800		Guess ?, Inc.	1,019,942	0.2
29,000	@	Hyatt Hotels Corp.	909,730	0.1
114,600		International Game Technology	1,665,138	0.3
81,400		Kohl’s Corp.	3,996,740	0.6
376,300	@	Liberty Media Corp. - Interactive - Class A	5,557,951	0.9
14,600	@	Liberty Media Corp. - Liberty Starz	927,976	0.1
68,150	@	Madison Square Garden, Inc.	1,553,820	0.2
184,812		Marriott International, Inc.	5,034,279	0.8
177,900		Mattel, Inc.	4,605,831	0.7
110,600		McGraw-Hill Cos., Inc.	4,534,600	0.7
41,600		Men’s Wearhouse, Inc.	1,084,928	0.2
37,163	@, X	Michael Kors LLC	1,711,500	0.3
81,600		New Oriental Education & Technology Group ADR	1,874,352	0.3
133,900		Omnicom Group	4,932,876	0.8
69,900	@	O’Reilly Automotive, Inc.	4,657,437	0.7
97,200	@, L	Pandora Media, Inc.	1,423,980	0.2
24,900	@	Panera Bread Co.	2,588,106	0.4
48,800		Petsmart, Inc.	2,081,320	0.3
75,800		Ross Stores, Inc.	5,964,702	0.9
173,000		Royal Caribbean Cruises Ltd.	3,743,787	0.6
148,800		Sotheby’s	4,102,416	0.6
8,800		Strayer Education, Inc.	674,696	0.1
48,400		Tiffany & Co.	2,943,688	0.4
82,150	L	Tim Hortons, Inc.	3,801,902	0.6
66,800	@	Toll Brothers, Inc.	963,924	0.1
27,400		Tractor Supply Co.	1,713,870	0.3
68,100	@	TRW Automotive Holdings Corp.	2,228,913	0.3
81,000	@	Urban Outfitters, Inc.	1,807,920	0.3
24,200		Weight Watchers International, Inc.	1,409,650	0.2
42,700		Williams-Sonoma, Inc.	1,314,733	0.2
53,550	@	WMS Industries, Inc.	941,945	0.1
24,700		Wynn Resorts Ltd.	2,842,476	0.4
			129,542,535	19.9
		Consumer Staples: 4.2%
171,400		Avon Products, Inc.	3,359,440	0.5
37,700		Brown-Forman Corp.	2,644,278	0.4
30,000		Campbell Soup Co.	971,100	0.2
77,200		Church & Dwight Co., Inc.	3,412,240	0.5
20,500		Clorox Co.	1,359,765	0.2
116,600		Flowers Foods, Inc.	2,269,036	0.4
41,700		Hershey Co.	2,470,308	0.4
16,600		JM Smucker Co.	1,209,974	0.2
13,000		Lorillard, Inc.	1,439,100	0.2
48,200		McCormick & Co., Inc.	2,224,912	0.3
19,200		Mead Johnson Nutrition Co.	1,321,536	0.2
69,100		Whole Foods Market, Inc.	4,512,921	0.7
			27,194,610	4.2
		Energy: 9.4%
138,169		Arch Coal, Inc.	2,014,504	0.3
127,100	@	Cameron International Corp.	5,279,734	0.8
22,300		Cimarex Energy Co.	1,242,110	0.2
61,800	@	Concho Resources, Inc.	4,396,452	0.7
44,100	@	Continental Resources, Inc.	2,133,117	0.3
31,800		Core Laboratories NV	2,856,594	0.4
40,100	L	Diamond Offshore Drilling	2,195,074	0.3
35,200	@	Dresser-Rand Group, Inc.	1,426,656	0.2
20,700	@	Dril-Quip, Inc.	1,115,937	0.2
66,200		EQT Corp.	3,532,432	0.6
163,400	@	FMC Technologies, Inc.	6,143,840	1.0
45,500	@	Forest Oil Corp.	655,200	0.1
76,400	@	Kosmos Energy LLC	894,644	0.1
192,200	@	McDermott International, Inc.	2,068,072	0.3
20,800		Murphy Oil Corp.	918,528	0.1
128,900		Nabors Industries Ltd.	1,580,314	0.3
31,500	@	Newfield Exploration Co.	1,250,235	0.2
102,600		Oceaneering International, Inc.	3,625,884	0.6
131,600		Peabody Energy Corp.	4,458,608	0.7
63,700		QEP Resources, Inc.	1,724,359	0.3
121,900	@, L	Quicksilver Resources, Inc.	924,002	0.1
93,200		Range Resources Corp.	5,448,472	0.8
37,900		SM Energy Co.	2,298,635	0.4
45,100	@	Southwestern Energy Co.	1,503,183	0.2
66,100	@	Tetra Technologies, Inc.	510,292	0.1
28,000		Ultra Petroleum Corp.	776,160	0.1
			60,973,038	9.4
		Financials: 7.4%
41,100	@	Arch Capital Group Ltd.	1,342,942	0.2
44,600		Axis Capital Holdings Ltd.	1,156,924	0.2
46,100		BankUnited, Inc.	957,036	0.1
111,700		Brown & Brown, Inc.	1,988,260	0.3
93,533		CBOE Holdings, Inc.	2,288,753	0.4
50,300		Eaton Vance Corp.	1,120,181	0.2
101,700		Fifth Third Bancorp.	1,027,170	0.2

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
127,413		First Horizon National Corp.	$759,381	0.1
105,000	@	Forest City Enterprises, Inc.	1,119,300	0.2
46,100	@, L	Green Dot Corp.	1,443,852	0.2
43,600		HCC Insurance Holdings, Inc.	1,179,380	0.2
39,600	@	IntercontinentalExchange, Inc.	4,683,096	0.7
62,900	@	Invesco Ltd.	975,579	0.2
81,600		Jones Lang LaSalle, Inc.	4,227,696	0.7
78,100		Lazard Ltd.	1,647,910	0.3
102,000		Moody’s Corp.	3,105,900	0.5
100,100	@	MSCI, Inc. - Class A	3,036,033	0.5
30,200		Northern Trust Corp.	1,056,396	0.2
36,700		NYSE Euronext	852,908	0.1
40,200		Principal Financial Group, Inc.	911,334	0.1
18,500		RenaissanceRe Holdings Ltd.	1,180,300	0.2
67,000		SLM Corp.	834,150	0.1
107,000		Starwood Hotels & Resorts Worldwide, Inc.	4,153,740	0.6
23,300	@	SVB Financial Group	862,100	0.1
97,100		TCF Financial Corp.	889,436	0.1
110,000		TD Ameritrade Holding Corp.	1,617,550	0.2
36,600		Waddell & Reed Financial, Inc.	915,366	0.1
33,600		Willis Group Holdings Ltd.	1,154,832	0.2
31,700		WR Berkley Corp.	941,173	0.1
56,800		Zions Bancorp.	799,176	0.1
			48,227,854	7.4
		Health Care: 13.1%
85,000	@	Alexion Pharmaceuticals, Inc.	5,445,100	0.8
155,900	@	Allscripts Healthcare Solutions, Inc.	2,809,318	0.4
45,100	@	AMERIGROUP Corp.	1,759,351	0.3
183,800		AmerisourceBergen Corp.	6,850,226	1.1
45,500	@	BioMarin Pharmaceuticals, Inc.	1,450,085	0.2
91,800	@	Bruker BioSciences Corp.	1,242,054	0.2
46,700	@	Catalyst Health Solutions, Inc.	2,694,123	0.4
47,400	@	Cerner Corp.	3,247,848	0.5
22,700	@	Charles River Laboratories International, Inc.	649,674	0.1
31,100		Cigna Corp.	1,304,334	0.2
56,800	@	Community Health Systems, Inc.	945,152	0.1
26,600	@	Covance, Inc.	1,208,970	0.2
46,300		CR Bard, Inc.	4,053,102	0.6
41,100	@	DaVita, Inc.	2,575,737	0.4
79,300	@, L	Dendreon Corp.	713,700	0.1
74,200		Densply International, Inc.	2,277,198	0.3
17,900	@	Edwards Lifesciences Corp.	1,275,912	0.2
44,900	@	Henry Schein, Inc.	2,784,249	0.4
244,100	@	Human Genome Sciences, Inc.	3,097,629	0.5
16,600		Humana, Inc.	1,207,318	0.2
31,200	@, L	Idexx Laboratories, Inc.	2,151,864	0.3
47,100	@	Illumina, Inc.	1,927,332	0.3
172,300	@, L	Incyte Corp., Ltd.	2,407,031	0.4
1,600	@	Intuitive Surgical, Inc.	582,848	0.1
35,000	@	Laboratory Corp. of America Holdings	2,766,750	0.4
27,500	@	Life Technologies Corp.	1,056,825	0.2
38,100	@	Mednax, Inc.	2,386,584	0.4
18,300	@	Mettler Toledo International, Inc.	2,561,268	0.4
51,000	@	Myriad Genetics, Inc.	955,740	0.1
74,900		Quest Diagnostics	3,697,064	0.6
52,600	@	Regeneron Pharmaceuticals, Inc.	3,061,320	0.5
55,100	@	SXC Health Solutions Corp.	3,069,070	0.5
37,200	@	Thoratec Corp.	1,214,208	0.2
38,900		Universal Health Services, Inc.	1,322,600	0.2
47,800		Valeant Pharmaceuticals International, Inc.	1,774,336	0.3
27,500	@	Varian Medical Systems, Inc.	1,434,400	0.2
77,600	@	Vertex Pharmaceuticals, Inc.	3,456,304	0.5
24,700	@	Waters Corp.	1,864,603	0.3
			85,281,227	13.1
		Industrials: 15.7%
54,000	@, L	Air Lease Corp.	1,036,800	0.2
82,600	@	American Reprographics Co.	277,536	0.0
72,975		Ametek, Inc.	2,405,986	0.4
97,850	@	Babcock & Wilcox Co.	1,912,967	0.3
76,100		CH Robinson Worldwide, Inc.	5,210,567	0.8
29,500		Clarcor, Inc.	1,220,710	0.2
29,800	@	Clean Harbors, Inc.	1,528,740	0.2
87,300		Cooper Industries PLC	4,026,276	0.6
32,000		Copa Holdings S.A.	1,960,640	0.3
32,100	@	Copart, Inc.	1,255,752	0.2
60,200		Cummins, Inc.	4,915,932	0.8
41,900		Donaldson Co., Inc.	2,296,120	0.3
17,200		Dun & Bradstreet Corp./The	1,053,672	0.2
87,200		Embraer SA ADR	2,212,264	0.3
95,700		Expeditors International Washington, Inc.	3,880,635	0.6
97,300	L	Fastenal Co.	3,238,144	0.5
17,700		Flowserve Corp.	1,309,800	0.2
82,900		Fluor Corp.	3,858,995	0.6
42,300	@	General Cable Corp.	987,705	0.1
14,000		Goodrich Corp.	1,689,520	0.3
33,300		Graco, Inc.	1,136,862	0.2
89,900	@	Hertz Global Holdings, Inc.	800,110	0.1
43,800		Hubbell, Inc.	2,169,852	0.3
32,100		IDEX Corp.	1,000,236	0.2
66,400	@	II-VI, Inc.	1,162,000	0.2
49,300		JB Hunt Transport Services, Inc.	1,780,716	0.3
60,600		Joy Global, Inc.	3,780,228	0.6
94,900	@	Kansas City Southern	4,741,204	0.7
64,100		Landstar System, Inc.	2,535,796	0.4
102,700		Manpower, Inc.	3,452,774	0.5
25,100		Paccar, Inc.	848,882	0.1
59,000		Pall Corp.	2,501,600	0.4
62,800	@	Quanta Services, Inc.	1,180,012	0.2
40,600		Ritchie Brothers Auctioneers, Inc.	819,714	0.1

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
79,400		Robert Half International, Inc.	$1,684,868	0.3
25,400		Rockwell Collins, Inc.	1,340,104	0.2
47,200		Roper Industries, Inc.	3,252,552	0.5
103,400		Skywest, Inc.	1,190,134	0.2
266,300		Southwest Airlines Co.	2,141,052	0.3
18,500	@	Stericycle, Inc.	1,493,320	0.2
43,500	@	Terex Corp.	446,310	0.1
19,800	@	TransDigm Group, Inc.	1,617,066	0.2
33,200		Valmont Industries, Inc.	2,587,608	0.4
54,600	@	Verisk Analytics, Inc.	1,898,442	0.3
64,900	@	WABCO Holdings, Inc.	2,457,114	0.4
32,500		Wabtec Corp.	1,718,275	0.3
56,100		Waste Connections, Inc.	1,897,302	0.3
27,300		WW Grainger, Inc.	4,082,442	0.6
			101,995,336	15.7
		Information Technology: 20.6%
99,500	@	Adobe Systems, Inc.	2,404,915	0.4
98,500		Altera Corp.	3,105,705	0.5
72,200		Amphenol Corp.	2,943,594	0.4
119,200		Analog Devices, Inc.	3,725,000	0.6
62,000	@	Ansys, Inc.	3,040,480	0.5
80,400	@	Ariba, Inc.	2,227,884	0.3
104,400		ARM Holdings PLC ADR	2,662,200	0.4
121,200	@, L	Aruba Networks, Inc.	2,534,292	0.4
437,700	@	Atmel Corp.	3,532,239	0.5
158,500	@	Autodesk, Inc.	4,403,130	0.7
51,000		Check Point Software Technologies	2,690,760	0.4
79,900	@	Ciena Corp.	894,880	0.1
29,400	@	Citrix Systems, Inc.	1,603,182	0.2
71,900	@	Concur Technologies, Inc.	2,676,118	0.4
318,224	@, X	Coupon.com	1,748,116	0.3
36,100	@	Dolby Laboratories, Inc.	990,584	0.1
13,900	@	Equinix, Inc.	1,234,737	0.2
17,200	@	F5 Networks, Inc.	1,222,060	0.2
17,000		Factset Research Systems, Inc.	1,512,490	0.2
27,100	@, L	First Solar, Inc.	1,712,991	0.3
70,200	@	Fortinet, Inc.	1,179,360	0.2
84,800		Genpact Ltd.	1,220,272	0.2
60,000	@	Informatica Corp.	2,457,000	0.4
69,200		Intersil Corp.	712,068	0.1
84,800	@	Intuit, Inc.	4,022,912	0.6
18,000	@	Itron, Inc.	531,000	0.1
92,500		Jabil Circuit, Inc.	1,645,575	0.2
157,000	@	JDS Uniphase Corp.	1,565,290	0.2
105,800	@	Juniper Networks, Inc.	1,826,108	0.3
33,200		KLA-Tencor Corp.	1,270,896	0.2
77,500	@	Lam Research Corp.	2,943,450	0.4
126,300		Linear Technology Corp.	3,492,195	0.5
253,500		Marvell Technology Group Ltd.	3,683,355	0.6
79,700	L	Microchip Technology, Inc.	2,479,467	0.4
40,900	@	Micros Systems, Inc.	1,795,919	0.3
62,400		National Instruments Corp.	1,426,464	0.2
30,500	@	NetApp, Inc.	1,035,170	0.2
335,700	@	Nuance Communications, Inc.	6,834,852	1.0
256,600	@	Nvidia Corp.	3,207,500	0.5
157,800	@	ON Semiconductor Corp.	1,131,426	0.2
56,500		Paychex, Inc.	1,489,905	0.2
87,500	@	QLogic Corp.	1,109,500	0.2
32,600	@	Rackspace Hosting, Inc.	1,112,964	0.2
116,100	@	Red Hat, Inc.	4,906,386	0.8
53,300	@	Riverbed Technolgoy, Inc.	1,063,868	0.2
72,300	@	Rovi Corp.	3,107,454	0.5
87,800	@	Silicon Laboratories, Inc.	2,942,178	0.4
31,600	L	Sina Corp.	2,262,876	0.3
87,200	@	Skyworks Solutions, Inc.	1,564,368	0.2
36,600		Solera Holdings, Inc.	1,848,300	0.3
62,600	@	Teradata Corp.	3,350,978	0.5
112,000	@	TIBCO Software, Inc.	2,507,680	0.4
139,600	@	Trimble Navigation Ltd.	4,683,580	0.7
139,600	@	Triquint Semiconductor, Inc.	700,792	0.1
328,100		Western Union Co.	5,016,649	0.8
155,200		Xilinx, Inc.	4,258,688	0.7
32,800	@	Zebra Technologies Corp.	1,014,832	0.2
			134,266,634	20.6
		Materials: 6.9%
24,300		Agnico-Eagle Mines Ltd.	1,446,336	0.2
15,400		Air Products & Chemicals, Inc.	1,176,098	0.2
22,000		Albemarle Corp.	888,800	0.1
36,900		Carpenter Technology Corp.	1,656,441	0.3
23,500		CF Industries Holdings, Inc.	2,899,665	0.4
68,000		Cliffs Natural Resources, Inc.	3,479,560	0.5
83,600		Compass Minerals International, Inc.	5,582,808	0.9
165,200		Eldorado Gold Corp.	2,831,528	0.4
225,900		HudBay Minerals, Inc.	2,157,345	0.3
44,000	@	Intrepid Potash, Inc.	1,094,280	0.2
184,100		Osisko Mining Corp.	2,330,706	0.4
23,500		PPG Industries, Inc.	1,660,510	0.3
86,200	@	Rockwood Holdings, Inc.	2,904,078	0.4
69,700		Sherwin-Williams Co.	5,180,104	0.8
21,200		Sigma-Aldrich Corp.	1,309,948	0.2
53,000	L	Sociedad Quimica y Minera de Chile SA ADR	2,533,930	0.4
78,700	@	Stillwater Mining Co.	668,950	0.1
47,900	L	Ternium SA ADR	997,757	0.1
28,500	L	United States Steel Corp.	627,285	0.1
41,300	L	Vulcan Materials Co.	1,138,228	0.2
41,500		Walter Industries, Inc.	2,490,415	0.4
			45,054,772	6.9
		Telecommunication Services: 1.7%
140,200	@	Crown Castle International Corp.	5,701,934	0.9
34,600	@	NII Holdings, Inc.	932,470	0.1
127,950	@	SBA Communications Corp.	4,411,716	0.7
			11,046,120	1.7
		Utilities: 0.4%
178,800	@	Calpine Corp.	2,517,504	0.4

		Total Common Stock
		(Cost $661,587,582)	646,099,630	99.3

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.5%
		Information Technology: 0.5%
58,470	@, X	Groupon, Inc.	$3,408,702	0.5

		Total Preferred Stock
		(Cost $1,847,067)	3,408,702	0.5

		Total Long-Term Investments
		(Cost $663,434,649)	649,508,332	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
		Securities Lending Collateral(cc)(1): 3.4%
2,384,768	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,907,814	0.3
20,145,311		BNY Mellon Overnight Government Fund	20,145,311	3.1
			22,053,125	3.4

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
1,346,332	@	T. Rowe Price Reserve Investment Fund
		(Cost $1,346,332)	$1,346,332	0.2

		Total Short-Term Investments
		(Cost $23,876,411)	23,399,457	3.6

		Total Investments in Securities (Cost $687,311,060)*	$672,907,789	103.4
		Liabilities in Excess of Other Assets	(22,203,380)	(3.4)
		Net Assets	$650,704,409	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $687,546,991.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$96,568,152
		Gross Unrealized Depreciation	(111,207,353)
		Net Unrealized depreciation	$(14,639,201)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$127,831,035	$1,711,500	$—	$129,542,535
Consumer Staples	27,194,610	—	—	27,194,610
Energy	60,973,038	—	—	60,973,038
Financials	48,227,854	—	—	48,227,854
Health Care	85,281,227	—	—	85,281,227
Industrials	101,995,336	—	—	101,995,336
Information Technology	132,518,518	—	1,748,116	134,266,634
Materials	42,520,842	2,533,930	—	45,054,772
Telecommunication Services	11,046,120	—	—	11,046,120
Utilities	2,517,504	—	—	2,517,504
Total Common Stock	640,106,084	4,245,430	1,748,116	646,099,630
Preferred Stock	—	—	3,408,702	3,408,702
Short-Term Investments	21,491,643	—	1,907,814	23,399,457
Total Investments, at value	$661,597,727	$4,245,430	$7,064,632	$672,907,789

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$—	$1,748,116	$—	$—	$—	$—	$—	$—	$1,748,116
Preferred Stock	—	—	—	—	—	—	3,408,702	—	3,408,702
Short-Term Investments	1,907,814	—	—	—	—	—	—	—	1,907,814
Total Investments, at value	$1,907,814	$1,748,116	$—	$—	$—	$—	$3,408,702	$—	$7,064,632

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.1%
		Consumer Discretionary: 18.5%
195,500	@	Amazon.com, Inc.	$42,272,965	4.6
15,900	@	Autozone, Inc.	5,075,121	0.5
215,400	@	Carmax, Inc.	5,137,290	0.6
146,800		Carnival PLC	4,575,869	0.5
26,200	@	Chipotle Mexican Grill, Inc.	7,937,290	0.9
63,700		Coach, Inc.	3,301,571	0.4
142,700		Ctrip.com International Ltd. ADR	4,589,232	0.5
51,200	@	Discovery Communications, Inc. - Class A	1,926,144	0.2
44,304	@	Fossil, Inc.	3,591,282	0.4
65,200		Harley-Davidson, Inc.	2,238,316	0.2
115,200		Johnson Controls, Inc.	3,037,824	0.3
132,600	@	Las Vegas Sands Corp.	5,083,884	0.6
221,500	@	Liberty Media Corp. - Interactive - Class A	3,271,555	0.4
283,411		Marriott International, Inc.	7,720,116	0.8
254,000	@	MGM Resorts International	2,359,660	0.3
132,000		Nike, Inc.	11,287,320	1.2
854,400		Prada SpA	3,604,161	0.4
41,759	@	Priceline.com, Inc.	18,769,000	2.1
46,300		Ralph Lauren Corp.	6,005,110	0.7
53,900		Ross Stores, Inc.	4,241,391	0.5
74,100		Royal Caribbean Cruises Ltd.	1,603,524	0.2
278,700		Starbucks Corp.	10,392,723	1.1
212,400		Walt Disney Co.	6,405,984	0.7
67,000		Yum! Brands, Inc.	3,309,130	0.4
			167,736,462	18.5
		Consumer Staples: 2.4%
98,400		Costco Wholesale Corp.	8,080,608	0.9
77,500	@	Green Mountain Coffee Roasters, Inc.	7,202,850	0.8
40,900	@	Hansen Natural Corp.	3,570,161	0.4
51,600		Whole Foods Market, Inc.	3,369,996	0.3
			22,223,615	2.4
		Energy: 6.7%
158,200	@	Cameron International Corp.	6,571,628	0.7
36,900		Cimarex Energy Co.	2,055,330	0.2
94,200	@	Continental Resources, Inc.	4,556,454	0.5
110,400		EOG Resources, Inc.	7,839,504	0.9
223,500	@	FMC Technologies, Inc.	8,403,600	0.9
217,700	@	McDermott International, Inc.	2,342,452	0.3
129,800		Occidental Petroleum Corp.	9,280,700	1.0
108,100		Peabody Energy Corp.	3,662,428	0.4
203,900		Schlumberger Ltd.	12,178,947	1.4
149,500		Suncor Energy, Inc.	3,803,280	0.4
			60,694,323	6.7
		Financials: 6.1%
293,200		American Express Co.	13,164,680	1.5
208,100	@	CB Richard Ellis Group, Inc.	2,801,026	0.3
109,708		Franklin Resources, Inc.	10,492,473	1.2
71,200	@	IntercontinentalExchange, Inc.	8,420,112	0.9
348,100	@	Invesco Ltd.	5,399,031	0.6
185,400		JPMorgan Chase & Co.	5,584,248	0.6
137,900		Starwood Hotels & Resorts Worldwide, Inc.	5,353,278	0.6
173,200		US Bancorp.	4,077,128	0.4
			55,291,976	6.1
		Health Care: 6.4%
57,800	@	Alexion Pharmaceuticals, Inc.	3,702,668	0.4
62,900		Allergan, Inc.	5,181,702	0.6
75,600		AmerisourceBergen Corp.	2,817,612	0.3
55,400		Baxter International, Inc.	3,110,156	0.3
38,400	@	Biogen Idec, Inc.	3,576,960	0.4
69,258	@	Celgene Corp.	4,288,455	0.5
30,000		Covidien PLC	1,323,000	0.1
60,500	@	Edwards Lifesciences Corp.	4,312,440	0.5
184,300	@	Express Scripts, Inc.	6,832,001	0.8
197,100	@	Human Genome Sciences, Inc.	2,501,199	0.3
162,800		McKesson Corp.	11,835,560	1.3
112,800		Stryker Corp.	5,316,264	0.6
80,100		Valeant Pharmaceuticals International, Inc.	2,973,312	0.3
			57,771,329	6.4
		Industrials: 14.9%
65,700		3M Co.	4,716,603	0.5
100,500	@	Babcock & Wilcox Co.	1,964,775	0.2
123,300		Boeing Co.	7,460,883	0.8
34,500		Caterpillar, Inc.	2,547,480	0.3
77,700		Cooper Industries PLC	3,583,524	0.4
50,800		Cummins, Inc.	4,148,328	0.5
609,800		Danaher Corp.	25,575,012	2.8
59,300		Deere & Co.	3,829,001	0.4
75,400		Emerson Electric Co.	3,114,774	0.3
130,000		Expeditors International Washington, Inc.	5,271,500	0.6
353,900	L	Fastenal Co.	11,777,792	1.3
190,000		FedEx Corp.	12,859,200	1.4
53,400		Fluor Corp.	2,485,770	0.3
61,000		Joy Global, Inc.	3,805,180	0.4
82,800	@	Kansas City Southern	4,136,688	0.5
85,000		Precision Castparts Corp.	13,214,100	1.5
60,800		Roper Industries, Inc.	4,189,728	0.5
116,500		Union Pacific Corp.	9,514,555	1.0
122,700		United Parcel Service, Inc. - Class B	7,748,505	0.8
23,500		WW Grainger, Inc.	3,514,190	0.4
			135,457,588	14.9
		Information Technology: 34.2%
203,800		Accenture PLC	10,736,184	1.2
226,300	@	Apple, Inc.	86,261,034	9.5
145,200	@	Autodesk, Inc.	4,033,656	0.4
180,100		Baidu.com ADR	19,254,491	2.1
203,900		Broadcom Corp.	6,787,831	0.7
774,000		Corning, Inc.	9,566,640	1.1
330,100	@	eBay, Inc.	9,734,649	1.1
155,200	@	EMC Corp.	3,257,648	0.4

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
256,491	@, X	Facebook, Inc.	$7,988,951	0.9
74,350	@	Google, Inc. - Class A	38,244,153	4.2
331,000	@	Juniper Networks, Inc.	5,713,060	0.6
116,800	#	Mail.ru Group Ltd. GDR	3,381,843	0.4
74,600		Mastercard, Inc.	23,660,136	2.6
124,400	@	NetApp, Inc.	4,222,136	0.5
179,006	@	Nuance Communications, Inc.	3,644,562	0.4
121,500		NXP Semiconductor NV	1,715,580	0.2
516,900		Qualcomm, Inc.	25,136,847	2.8
117,100	@	Red Hat, Inc.	4,948,646	0.5
88,100	@	Rovi Corp.	3,786,538	0.4
32,116	@	Salesforce.com, Inc.	3,670,217	0.4
85,300	@	Sandisk Corp.	3,441,855	0.4
348,600		Tencent Holdings Ltd.	7,230,699	0.8
55,900	@	Teradata Corp.	2,992,327	0.3
103,300	@	Trimble Navigation Ltd.	3,465,715	0.4
44,243	@, X	Twitter, Inc.	712,029	0.1
72,209	@, X	Twitter, Inc.	1,162,103	0.1
115	@, X	Twitter, Inc. - Series A	1,851	0.0
1,793	@, X	Twitter, Inc. - Series B	28,856	0.0
460	@, X	Twitter, Inc. - Series C	7,403	0.0
16,982	@, X	Twitter, Inc. - Series D	273,301	0.0
121,900		Visa, Inc.	10,449,268	1.1
333,900		Western Union Co.	5,105,331	0.6
			310,615,540	34.2
		Materials: 4.3%
49,900		Air Products & Chemicals, Inc.	3,810,863	0.4
194,057		BHP Billiton Ltd.	6,425,304	0.7
107,700		Freeport-McMoRan Copper & Gold, Inc.	3,279,465	0.4
109,700		Potash Corp. of Saskatchewan	4,741,234	0.5
226,700		Praxair, Inc.	21,191,916	2.3
			39,448,782	4.3
		Telecommunication Services: 2.4%
526,612	@	Crown Castle International Corp.	21,417,310	2.4
		Telecommunications: 2.2%
365,600	@	American Tower Corp.	19,669,280	2.2
		Total Common Stock (Cost $772,133,603)	890,326,205	98.1
PREFERRED STOCK: 0.7%
		Information Technology: 0.7%
63,003	@, X	Groupon, Inc.	3,672,968	0.4
189,420	@, X	Zynga, Inc.	2,657,395	0.3
		Total Preferred Stock (Cost $4,647,659)	6,330,363	0.7
		Total Long-Term Investments (Cost $776,781,262)	896,656,568	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Securities Lending Collateral(cc)(1): 1.7%
1,695,725	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$1,356,580	0.1
14,126,147		BNY Mellon Overnight Government Fund	14,126,147	1.6
			15,482,727	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
5,879,050	@	T. Rowe Price Reserve Investment Fund (Cost $5,879,050)	$5,879,050	0.6
		Total Short-Term Investments (Cost $21,700,922)	21,361,777	2.3
		Total Investments in Securities (Cost $798,482,184)*	$918,018,345	101.1
		Liabilities in Excess of Other Assets	(10,351,407)	(1.1)
		Net Assets	$907,666,938	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		Cost for federal income tax purposes is $802,875,515.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$191,498,684
		Gross Unrealized Depreciation	(76,355,854)
		Net Unrealized appreciation	$115,142,830

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$163,160,593	$4,575,869	$—	$167,736,462
Consumer Staples	22,223,615	—	—	22,223,615
Energy	60,694,323	—	—	60,694,323
Financials	55,291,976	—	—	55,291,976
Health Care	57,771,329	—	—	57,771,329
Industrials	135,457,588	—	—	135,457,588
Information Technology	289,828,504	12,798,085	7,988,951	310,615,540
Materials	33,023,478	6,425,304	—	39,448,782
Telecommunication Services	21,417,310	—	—	21,417,310
Telecommunications	19,669,280	—	—	19,669,280
Total Common Stock	858,537,996	23,799,258	7,988,951	890,326,205
Preferred Stock	—	—	6,330,363	6,330,363
Short-Term Investments	20,005,197	—	1,356,580	21,361,777
Total Investments, at value	$878,543,193	$23,799,258	$15,675,894	$918,018,345

#                 The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Common Stock	$—	$6,875,113	$—	$—	$—	$1,113,838	$—	$—	$7,988,951
Preferred Stock	—	2,657,395	—	—	—	—	3,672,968	—	6,330,363
Short-Term Investments	1,356,580	—	—	—	—	—	—	—	1,356,580
Total Investments, at value	$1,356,580	$9,532,508	$—	$—	$—	$1,113,838	$3,672,968	$—	$15,675,894

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,113,838.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Austria: 0.6%
285,860	Telekom Austria AG	$2,885,009	0.6
	Bermuda: 0.5%
43,930	PartnerRe Ltd.	2,296,221	0.5
	Brazil: 1.4%
206,834	Petroleo Brasileiro SA ADR	4,643,423	1.0
100,920	Vale S.A. ADR	2,119,320	0.4
		6,762,743	1.4
	Canada: 2.1%
137,400	Husky Energy, Inc.	2,975,099	0.6
596,300	Talisman Energy, Inc.	7,329,272	1.5
		10,304,371	2.1
	China: 6.8%
1,833,000	China Life Insurance Co., Ltd.	4,335,789	0.9
795,000	China Mobile Ltd.	7,771,364	1.6
22,294,000	China Telecom Corp., Ltd.	13,961,093	2.8
1,903,570	Citic Pacific Ltd.	2,680,227	0.5
13,026,153	Shanghai Electric Group Co., Ltd.	5,004,186	1.0
		33,752,659	6.8
	Denmark: 0.4%
119,830	Vestas Wind Systems A/S	1,942,000	0.4
	France: 8.9%
79,980	Alstom	2,634,415	0.5
476,931	AXA S.A.	6,204,794	1.2
110,730	Cie Generale des Etablissements Michelin	6,622,513	1.3
446,220	France Telecom S.A.	7,303,196	1.5
130,246	Gaz de France	3,869,817	0.8
155,898	Sanofi-Aventis	10,254,445	2.1
172,448	Total S.A.	7,608,286	1.5
		44,497,466	8.9
	Germany: 10.4%
251,590	Celesio AG	3,310,780	0.7
393,350	Deutsche Post AG	5,035,971	1.0
241,782	E.ON AG	5,245,701	1.0
1,029,094	Infineon Technologies AG	7,593,246	1.5
76,740	Merck KGaA	6,285,650	1.3
46,660	Muenchener Rueckversicherungs AG	5,795,007	1.2
193,706	SAP AG	9,856,175	2.0
96,313	Siemens AG	8,665,297	1.7
		51,787,827	10.4
	Hong Kong: 3.3%
2,414,500	AIA Group Ltd.	6,837,721	1.4
273,700	Cheung Kong Holdings Ltd. ADR ADR	2,942,275	0.6
415,000	Hutchison Whampoa Ltd.	3,071,185	0.6
361,500	Swire Pacific Ltd.	3,714,371	0.7
		16,565,552	3.3
	India: 3.6%
799,122	Housing Development Finance Corp.	10,403,354	2.1
218,930	ICICI Bank Ltd. ADR	7,601,250	1.5
		18,004,604	3.6
	Ireland: 0.7%
233,610	CRH PLC	3,632,967	0.7
	Italy: 2.6%
387,065	ENI S.p.A.	6,809,510	1.3
2,201,636	Intesa Sanpaolo S.p.A.	3,452,691	0.7
2,723,178	UniCredito Italiano S.p.A.	2,887,570	0.6
		13,149,771	2.6
	Japan: 5.2%
589,400	Itochu Corp.	5,632,205	1.1
1,162,300	Mitsubishi UFJ Financial Group, Inc.	5,334,555	1.1
32,483	Samsung Electronics Co., Ltd. GDR	11,385,029	2.3
107,500	Toyota Motor Corp.	3,685,013	0.7
		26,036,802	5.2
	Netherlands: 7.5%
93,000	Akzo Nobel NV	4,103,843	0.8
111,010	Randstad Holdings NV	3,539,068	0.7
348,450	Royal Dutch Shell PLC - Class B	10,841,965	2.2
357,255	Koninklijke Philips Electronics NV	6,409,838	1.3
272,512	SBM Offshore NV	4,723,153	1.0
237,050	Unilever NV	7,503,413	1.5
		37,121,280	7.5
	Norway: 4.1%
428,280	Statoil ASA	9,189,978	1.9
715,540	Telenor ASA	11,035,929	2.2
		20,225,907	4.1
	Portugal: 0.9%
580,950	Portugal Telecom SGPS S.A.	4,268,207	0.9
	Singapore: 3.4%
1,154,500	DBS Group Holdings Ltd.	10,352,464	2.1
2,728,000	Singapore Telecommunications Ltd.	6,575,925	1.3
		16,928,389	3.4
	South Korea: 2.5%
145,608	KB Financial Group, Inc. ADR	4,770,118	0.9
96,662	LG Electronics, Inc.	5,519,277	1.1
7,830	Posco	2,412,926	0.5
		12,702,321	2.5
	Spain: 4.7%
476,860	Banco Santander Central Hispano S.A.	3,898,747	0.8
841,069	Iberdrola S.A.	5,686,367	1.1

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Spain (continued)
135,271		Repsol YPF S.A.	$3,570,981	0.7
531,199		Telefonica S.A.	10,180,292	2.1
			23,336,387	4.7
		Sweden: 1.4%
744,650		Telefonaktiebolaget LM Ericsson	7,150,139	1.4
		Switzerland: 7.9%
99,019		Adecco S.A.	3,902,787	0.8
83,700		Credit Suisse Group	2,189,695	0.4
153,740		Nestle S.A.	8,463,803	1.7
92,996		Novartis AG	5,194,914	1.1
51,410		Roche Holding AG - Genusschein	8,303,339	1.7
183,721		Swiss Re Ltd.	8,618,509	1.7
222,812		UBS AG - Reg	2,548,651	0.5
			39,221,698	7.9
		Taiwan: 2.1%
626,784		Compal Electronics, Inc.	2,910,284	0.6
195,316		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,232,462	0.4
2,305,251		Taiwan Semiconductor Manufacturing Co., Ltd.	5,188,571	1.1
			10,331,317	2.1
		United Kingdom: 16.0%
949,290		Aviva PLC	4,464,409	0.9
1,533,120		BAE Systems PLC	6,332,058	1.3
931,060		BP PLC	5,582,355	1.1
544,857		GlaxoSmithKline PLC	11,243,209	2.3
846,400		HSBC Holdings PLC	6,467,987	1.3
1,509,100		International Consolidated Airlines Group SA	3,564,325	0.7
1,598,725		Kingfisher PLC	6,138,995	1.2
988,660		Marks & Spencer Group PLC	4,814,346	1.0
230,130		Pearson PLC	4,059,306	0.8
710,950		Rolls-Royce Holdings PLC	6,535,605	1.3
229,268		Standard Chartered PLC	4,574,136	0.9
1,051,970		Tesco PLC	6,162,016	1.2
3,777,936		Vodafone Group PLC	9,736,838	2.0
			79,675,585	16.0
		Total Common Stock
		(Cost $566,770,848)	482,579,222	97.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		U.S. Government Agency Obligations: 2.6%
13,000,000	Z	Federal Home Loan Bank Discount Notes, 10/03/11
		(Cost $12,999,999)	$12,999,999	2.6
		Total Short-Term Investments
		(Cost $12,999,999)	12,999,999	2.6
		Total Investments in Securities (Cost $579,770,847)*	$495,579,221	99.6
		Assets in Excess of Other Liabilities	2,181,791	0.4
		Net Assets	$497,761,012	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		Cost for federal income tax purposes is $582,901,355.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$33,377,914
		Gross Unrealized Depreciation	(120,700,048)
		Net Unrealized depreciation	$(87,322,134)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	6.1%
Consumer Staples	4.4
Energy	12.8
Financials	22.0
Health Care	9.2
Industrials	12.9
Information Technology	9.3
Materials	2.4
Telecommunication Services	3.4
Telecommunications	11.6
Utilities	2.9
U.S. Government Agency Obligations	2.6
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Austria	$—	$2,885,009	$—	$2,885,009
Bermuda	2,296,221	—	—	2,296,221
Brazil	6,762,743	—	—	6,762,743
Canada	10,304,371	—	—	10,304,371
China	—	33,752,659	—	33,752,659
Denmark	—	1,942,000	—	1,942,000
France	—	44,497,466	—	44,497,466
Germany	—	51,787,827	—	51,787,827
Hong Kong	2,942,275	13,623,277	—	16,565,552
India	7,601,250	10,403,354	—	18,004,604
Ireland	—	3,632,967	—	3,632,967
Italy	—	13,149,771	—	13,149,771
Japan	5,334,555	20,702,247	—	26,036,802
Netherlands	—	37,121,280	—	37,121,280
Norway	—	20,225,907	—	20,225,907
Portugal	—	4,268,207	—	4,268,207
Singapore	—	16,928,389	—	16,928,389
South Korea	4,770,118	7,932,203	—	12,702,321
Spain	—	23,336,387	—	23,336,387
Sweden	—	7,150,139	—	7,150,139
Switzerland	8,618,509	30,603,189	—	39,221,698
Taiwan	5,142,746	5,188,571	—	10,331,317
United Kingdom	—	79,675,585	—	79,675,585
Total Common Stock	53,772,788	428,806,434	—	482,579,222
Short-Term Investments	—	12,999,999	—	12,999,999
Total Investments, at value	$53,772,788	$441,806,433	$—	$495,579,221

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.0%
		Consumer Discretionary: 11.8%
173,100		Best Buy Co., Inc.	$4,033,230	1.8
302,400		Gap, Inc.	4,910,976	2.2
118,096	@, L	Life Time Fitness, Inc.	4,351,838	2.0
934,600	@	Office Depot, Inc.	1,925,276	0.9
293,500	@	OfficeMax, Inc.	1,423,475	0.6
545,000	@, L	Pulte Homes, Inc.	2,152,750	1.0
559,600		Staples, Inc.	7,442,680	3.3
			26,240,225	11.8
		Energy: 14.1%
132,100		ExxonMobil Corp.	9,594,423	4.3
1,580		Inpex Holdings, Inc.	9,702,931	4.4
608,342	@	SandRidge Energy, Inc.	3,382,382	1.5
180,110		Transocean Ltd.	8,598,451	3.9
			31,278,187	14.1
		Financials: 18.6%
932,100		Bank of America Corp.	5,704,452	2.6
386,500		Charles Schwab Corp.	4,355,855	2.0
834,600	@	Genworth Financial, Inc.	4,790,604	2.1
59,800		Goldman Sachs Group, Inc.	5,654,090	2.5
296,400		Hartford Financial Services Group, Inc.	4,783,896	2.1
167,250		JPMorgan Chase & Co.	5,037,570	2.3
1,396,900		Turkiye Garanti Bankasi AS ADR	5,461,879	2.5
232,405		US Bancorp.	5,470,814	2.5
			41,259,160	18.6
		Health Care: 12.7%
125,900	@	Alere, Inc.	2,473,935	1.1
149,565	@	Community Health Systems, Inc.	2,488,762	1.1
250,480	@	Gilead Sciences, Inc.	9,718,624	4.4
161,577	@	Thermo Fisher Scientific, Inc.	8,182,259	3.7
99,775	@	Varian Medical Systems, Inc.	5,204,264	2.4
			28,067,844	12.7
		Industrials: 4.9%
584,900		General Electric Co.	8,913,876	4.0
128,000	@	Oshkosh Truck Corp.	2,014,720	0.9
			10,928,596	4.9
		Information Technology: 22.0%
201,729		Amdocs Ltd.	5,470,891	2.5
109,523		Corning, Inc.	1,353,704	0.6
558,997	@	Dell, Inc.	7,909,808	3.6
20,179	@	Google, Inc. - Class A	10,379,674	4.7
208,700		Hewlett-Packard Co.	4,685,315	2.1
686,902	@	MEMC Electronic Materials, Inc.	3,599,366	1.6
306,574		Microsoft Corp.	7,630,627	3.4
343,638	@	ON Semiconductor Corp.	2,463,884	1.1
408,400	@	Yahoo!, Inc.	5,374,544	2.4
			48,867,813	22.0
		Materials: 6.1%
748,000		Tokyo Steel Manufacturing Co., Ltd.	7,110,500	3.2
290,837	L	United States Steel Corp.	6,401,322	2.9
			13,511,822	6.1
		Telecommunication Services: 2.7%
62,380	@	Global Crossing Ltd.	1,491,506	0.7
2,931,950	@, L	Level 3 Communications, Inc.	4,368,605	2.0
			5,860,111	2.7
		Telecommunications: 3.1%
1,000		KDDI Corp.	6,884,360	3.1
		Total Common Stock
		(Cost $261,318,597)	212,898,118	96.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 2.1%
		Financials: 1.5%
2,900,000	#, L	AngloGold Ashanti Holdings Finance PLC, 3.500%, 05/22/14	$3,280,625	1.5
		Telecommunication Services: 0.6%
891,000		Level 3 Communications, Inc., 6.500%, 10/01/16	1,269,675	0.6
		Total Corporate Bonds/Notes
		(Cost $3,917,584)	4,550,300	2.1
		Total Long-Term Investments
		(Cost $265,236,181)	217,448,418	98.1
SHORT-TERM INVESTMENTS: 8.5%
		Securities Lending Collateral(cc)(1): 6.9%
539,803	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	431,842	0.2
14,806,108		BNY Mellon Overnight Government Fund	14,806,108	6.7
			15,237,950	6.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.6%
3,651,210		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $3,651,210)	$3,651,210	1.6
		Total Short-Term Investments
		(Cost $18,997,121)	18,889,160	8.5
		Total Investments in Securities (Cost $284,233,302)*	$236,337,578	106.6
		Liabilities in Excess of Other Assets	(14,573,523)	(6.6)
		Net Assets	$221,764,055	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $287,721,781.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$8,302,480
		Gross Unrealized Depreciation	(59,686,683)
		Net Unrealized depreciation	$(51,384,203)

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$26,240,225	$—	$—	$26,240,225
Energy	21,575,256	9,702,931	—	31,278,187
Financials	35,797,281	5,461,879	—	41,259,160
Health Care	28,067,844	—	—	28,067,844
Industrials	10,928,596	—	—	10,928,596
Information Technology	48,867,813	—	—	48,867,813
Materials	6,401,322	7,110,500	—	13,511,822
Telecommunication Services	5,860,111	—	—	5,860,111
Telecommunications	—	6,884,360	—	6,884,360
Total Common Stock	183,738,448	29,159,670	—	212,898,118
Corporate Bonds/Notes	—	4,550,300	—	4,550,300
Short-Term Investments	18,457,318	—	431,842	18,889,160
Total Investments, at value	$202,195,766	$33,709,970	$431,842	$236,337,578

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842
Total Investments, at value	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 13.2%
9,300	@	Amazon.com, Inc.	$2,010,939	1.5
25,000	@	Apollo Group, Inc. - Class A	990,250	0.8
62,800		Carnival Corp.	1,902,840	1.5
21,300		Coach, Inc.	1,103,979	0.9
116,800		Comcast Corp. – Class A	2,441,120	1.9
59,100	@, L	GameStop Corp.	1,365,210	1.1
86,700	@	General Motors Co.	1,749,606	1.3
93,700		International Game Technology	1,361,461	1.0
86,300		Time Warner, Inc.	2,586,411	2.0
41,000		Viacom - Class B	1,588,340	1.2
			17,100,156	13.2
		Consumer Staples: 8.7%
31,500		Colgate-Palmolive Co.	2,793,420	2.2
96,500		Kraft Foods, Inc.	3,240,470	2.5
94,000		Kroger Co.	2,064,240	1.6
51,400		PepsiCo, Inc.	3,181,660	2.4
			11,279,790	8.7
		Energy: 10.8%
19,800		Baker Hughes, Inc.	913,968	0.7
39,800		Ensco International PLC ADR	1,609,114	1.2
22,500		EOG Resources, Inc.	1,597,725	1.2
35,800		ExxonMobil Corp.	2,600,154	2.0
34,800		Hess Corp.	1,825,608	1.4
102,700	@	McDermott International, Inc.	1,105,052	0.8
60,400		Noble Corp.	1,772,740	1.4
37,400		Peabody Energy Corp.	1,267,112	1.0
49,600		Ultra Petroleum Corp.	1,374,912	1.1
			14,066,385	10.8
		Financials: 14.1%
39,200		Aflac, Inc.	1,370,040	1.1
80,600		Annaly Capital Management, Inc.	1,340,378	1.0
111,040		Citigroup, Inc.	2,844,845	2.2
19,900		Goldman Sachs Group, Inc.	1,881,545	1.4
90,800		JPMorgan Chase & Co.	2,734,896	2.1
58,200		Metlife, Inc.	1,630,182	1.3
125,400		Morgan Stanley	1,692,900	1.3
82,500		US Bancorp.	1,942,050	1.5
116,300		Wells Fargo & Co.	2,805,156	2.2
			18,241,992	14.1
		Health Care: 17.1%
34,100	@	Acorda Therapeutics, Inc.	680,636	0.5
26,900	@	Alexion Pharmaceuticals, Inc.	1,723,214	1.3
22,300		Allergan, Inc.	1,837,074	1.4
23,100		Amgen, Inc.	1,269,345	1.0
51,800	@	Amylin Pharmaceuticals, Inc.	478,114	0.4
27,000		Baxter International, Inc.	1,515,780	1.2
7,700	@	Bio-Rad Laboratories, Inc.	698,929	0.5
59,200	@	HCA Holdings, Inc.	1,193,472	0.9
58,500		Johnson & Johnson	3,727,035	2.9
52,700		Medtronic, Inc.	1,751,748	1.3
75,900		Merck & Co., Inc.	2,482,689	1.9
20,000	@	Pharmasset, Inc.	1,647,400	1.3
20,600		Teva Pharmaceutical Industries Ltd. ADR	766,732	0.6
52,400		UnitedHealth Group, Inc.	2,416,688	1.9
			22,188,856	17.1
		Industrials: 10.9%
39,000		Boeing Co.	2,359,890	1.8
22,300		FedEx Corp.	1,509,264	1.2
49,100		General Dynamics Corp.	2,793,299	2.2
181,200	@	Hertz Global Holdings, Inc.	1,612,680	1.2
59,700		Illinois Tool Works, Inc.	2,483,520	1.9
198,100		Southwest Airlines Co.	1,592,724	1.2
104,700		Textron, Inc.	1,846,908	1.4
			14,198,285	10.9
		Information Technology: 16.7%
105,500	@	Adobe Systems, Inc.	2,549,935	2.0
14,600	@	Apple, Inc.	5,565,228	4.3
45,000		Broadcom Corp.	1,498,050	1.2
144,600		Cisco Systems, Inc.	2,239,854	1.7
63,800		Hewlett-Packard Co.	1,432,310	1.1
122,200		Intersil Corp.	1,257,438	1.0
48,300		Qualcomm, Inc.	2,348,829	1.8
53,200	@, L	ServiceSource International, Inc.	702,772	0.5
131,000	@	Symantec Corp.	2,135,300	1.6
22,800		Visa, Inc.	1,954,416	1.5
			21,684,132	16.7
		Materials: 3.3%
42,200		Celanese Corp.	1,372,766	1.1
62,400		Dow Chemical Co.	1,401,504	1.1
23,300	L	Martin Marietta Materials, Inc.	1,473,026	1.1
			4,247,296	3.3
		Utilities: 3.9%
45,400		American Electric Power Co., Inc.	1,726,108	1.3
35,100		FirstEnergy Corp.	1,576,341	1.2
32,900		NextEra Energy, Inc.	1,777,258	1.4
			5,079,707	3.9
		Total Common Stock (Cost $134,593,638)	128,086,599	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateral(cc)(1): 2.1%
818,750	R	BNY Institutional Cash Reserves Fund, Series B, 11/20/08	$655,000	0.5
2,136,801		BNY Mellon Overnight Government Fund	2,136,801	1.6
			2,791,801	2.1

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.4%
1,805,139		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,805,139)	$1,805,139	1.4
		Total Short-Term Investments
		(Cost $4,760,690)	4,596,940	3.5
		Total Investments in Securities (Cost $139,354,328)*	$132,683,539	102.2
		Liabilities in Excess of Other Assets	(2,841,087)	(2.2)
		Net Assets	$129,842,452	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
		Cost for federal income tax purposes is $140,871,852.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$11,870,758
		Gross Unrealized Depreciation	(20,059,071)
		Net Unrealized depreciation	$(8,188,313)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Common Stock*	$128,086,599	$—	$—	$128,086,599
Short-Term Investments	3,941,940	—	655,000	4,596,940
Total Investments, at value	$132,028,539	$—	$655,000	$132,683,539

*	For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
Short-Term Investments	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000
Total Investments, at value	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011